UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by 2017 a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.1%
	Academic Loan Funding Trust,
619	Series 2012-1A, Class A1, VAR, 1.384%, 12/27/22 (e)	619
1,432	Series 2013-1A, Class A, VAR, 1.334%, 12/26/44 (e)	1,410
4,430	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	4,430
	Ally Auto Receivables Trust,
268	Series 2013-2, Class A4, 1.240%, 11/15/18	269
230	Series 2014-SN2, Class A3, 1.030%, 09/20/17	230
	American Credit Acceptance Receivables Trust,
37	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	37
98	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	98
557	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	557
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,251
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,644
870	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	866
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.300%, 06/17/31 (e)	996
3,859	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,991
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,108
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	902
2,900	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,987
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	521
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,555
4,128	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,187
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,299
	AmeriCredit Automobile Receivables Trust,
42	Series 2015-2, Class A2A, 0.830%, 09/10/18	42
999	Series 2016-1, Class A3, 1.810%, 10/08/20	1,002
2,575	Series 2016-2, Class A2A, 1.420%, 10/08/19	2,577
513	Series 2016-2, Class A3, 1.600%, 11/09/20	512
794	Series 2016-3, Class A3, 1.460%, 05/08/21	792
7,100	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	7,100
3,409	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,415
1,148	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,149
	B2R Mortgage Trust,
1,662	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,651
2,953	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,987
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,401
1,032	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,015
	BCC Funding Corp. X,
2,217	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	2,209
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	552
249	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	242
500	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	497
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	701
880	Series 2015-2, Class A1, 2.250%, 07/17/23	880
255	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	255
5,125	Camillo Issuer LLC, Series 2016-SFR 1, 5.000%, 12/05/23	5,125
	CarFinance Capital Auto Trust,
373	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
620	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	621
1,413	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	1,074
	CarMax Auto Owner Trust,
89	Series 2013-4, Class A3, 0.800%, 07/16/18	89
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440
738	Series 2015-2, Class A2A, 0.820%, 06/15/18	738
405	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	405
21	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	21
878	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	896
4,178	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	4,186
	Citi Held For Asset Issuance,
227	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	227
1,459	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,452
2,457	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	2,492
2,962	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	3,006
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,061
156	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.972%, 12/25/33	154
2,844	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	2,797
4,861	Colony American Homes, Series 2014-2A, Class A, VAR, 1.518%, 07/17/31 (e)	4,818
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 0.000%, 12/25/47 (d)	179
170	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	170
	CPS Auto Receivables Trust,
395	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	396
78	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	77
25	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	25
969	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	969
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	705
749	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	750
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	223
3,170	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	3,172
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,541
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,380
1,771	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	1,779
1,042	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	1,046
1,400	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	1,403
	CPS Auto Trust,
249	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	249
42	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	42
	Credit Acceptance Auto Loan Trust,
464	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	464
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,039
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	576
212	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.492%, 10/25/34	199
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,501
1,243	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	1,245

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,907
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,075
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,355
1,898	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,916
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,583
477	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	480
3,101	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	3,100
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,834
1,535	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	1,537
1,215	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	1,216
932	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	930
1,609	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	1,587
783	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	783
	Exeter Automobile Receivables Trust,
194	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	194
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	557
388	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	388
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,133
992	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	992
1,382	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,383
1,765	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	1,770
1,171	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	1,164
232	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	232
	First Investors Auto Owner Trust,
760	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	760
287	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	287
924	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	924
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	380
	FirstKey Lending Trust,
6,625	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,604
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,242
	Flagship Credit Auto Trust,
51	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	51
111	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	111
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	245
553	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	553
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	896
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	441
1,001	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	998
3,463	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	3,481
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	771
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	767
3,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	3,188
247	Ford Credit Auto Owner Trust, Series 2015-B, Class A2A, 0.720%, 03/15/18	246
2,734	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	2,737
184	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	154
545	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	537
433	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	429
	GLS Auto Receivables Trust,
2,440	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	2,441

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,455
3,708	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	3,709
1,200	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	1,263
618	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	619
	GO Financial Auto Securitization Trust,
139	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	139
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,610
1,192	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	1,193
1,251	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,247
1,609	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	1,600
1,834	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	1,834
122	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.792%, 03/25/36	112
293	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.770%, 03/19/18	292
506	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	505
	Hyundai Auto Receivables Trust,
106	Series 2015-B, Class A2A, 0.690%, 04/16/18	106
931	Series 2015-B, Class A3, 1.120%, 11/15/19	930
960	Series 2016-A, Class A3, 1.560%, 09/15/20	963
3,651	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.550%, 06/17/31 (e)	3,637
	KGS-Alpha SBA COOF Trust,
10,079	Series 2012-2, Class A, IO, VAR, 0.822%, 08/25/38 (e)	268
7,813	Series 2013-2, Class A, IO, VAR, 1.577%, 03/25/39 (e)	361
3,994	Series 2015-2, Class A, IO, VAR, 2.700%, 07/25/41 (e)	523
1,599	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	1,604
2,894	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	2,962
205	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.792%, 01/25/36	202
	LV Tower 52 Issuer LLC,
3,467	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	3,430
996	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	971
	MarketPlace Loan Trust,
454	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	452
119	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	119
1,087	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	1,082
3,231	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	3,231
1,089	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	1,089
891	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	930
5,186	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	5,212
	Nationstar HECM Loan Trust,
114	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	114
907	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	906
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,117
403	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.885%, 12/07/20	402
695	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	703
	New Residential Advance Receivables Trust Advance Receivables Backed Notes,
2,411	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,406
2,565	Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	2,557
	Nissan Auto Receivables Owner Trust,
563	Series 2014-B, Class A3, 1.110%, 05/15/19	563

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
857	Series 2016-B, Class A3, 1.320%, 01/15/21	856
	NRPL Trust,
2,588	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,567
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,515
6,277	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,137
1,200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	1,147
	Oak Hill Advisors Residential Loan Trust,
2,055	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	2,060
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	752
	Ocwen Master Advance Receivables Trust,
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,935
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	651
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	488
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,519
1,400	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	1,395
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	2,173
1,174	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,196
	OneMain Financial Issuance Trust,
1,301	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,301
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	402
2,533	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	2,534
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,488
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,639
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	547
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,368
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,892
2,755	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	2,799
1,800	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	1,831
4,075	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	4,156
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,517
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
211	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	210
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,542
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	908
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,602
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	729
	Progress Residential Trust,
3,935	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,920
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	2,003
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,559
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,211
5,245	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,290
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	302
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,229
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	4,000
1,030	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,030
3,380	Series 2016-A, Class A, VAR, 0.000%, 02/27/19	3,380
515	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.892%, 03/25/36	512
927	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	927

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
292	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	136
2,104	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	2,089
	Santander Drive Auto Receivables Trust,
614	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	613
240	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	240
165	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	166
259	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.397%, 01/25/36	193
306	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	305
437	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	437
2,293	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	2,294
3,724	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	3,743
	Springleaf Funding Trust,
2,600	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,602
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	526
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,867
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,076
1,927	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	1,900
8,499	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	8,509
1,290	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,290
784	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	783
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.488%, 10/15/18 (e)	4,234
	Tricon American Homes Trust,
906	Series 2015-SFR1, Class A, VAR, 1.800%, 05/17/32 (e)	903
1,824	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	1,782
	U.S. Residential Opportunity Fund III Trust,
2,150	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	2,146
2,780	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	2,771
2,336	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	2,333
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	249
445	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	443
396	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	397
	VOLT XIX LLC,
639	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	642
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	393
1,776	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,790
850	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	856
2,471	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	2,478
	VOLT XXII LLC,
932	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	933
665	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	651
1,174	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,172
5,808	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,802

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XXVI LLC,
1,059		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,056
921		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	903
3,345		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	3,347
1,662		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,662
1,408		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,412
1,643		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,648
884		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	889
3,170		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	3,168
1,745		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,746
		Westgate Resorts LLC,
268		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	268
361		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	359
		World Omni Auto Receivables Trust,
140		Series 2013-B, Class A3, 0.830%, 08/15/18	140
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $402,381)	402,215

Collateralized Mortgage Obligations — 17.0%
		Agency CMO — 13.1%
109		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	119
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
4		Series 23, Class F, 9.600%, 04/15/20	4
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
–	(h)	Series 204, Class E, HB, IF, 1,781.449%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
3		Series 1065, Class J, 9.000%, 04/15/21	3
–	(h)	Series 1079, Class S, HB, IF, 32.170%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.488%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 42.803%, 05/15/21	1
5		Series 1116, Class I, 5.500%, 08/15/21	5
7		Series 1144, Class KB, 8.500%, 09/15/21	7
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,133.280%, 01/15/22	1
5		Series 1250, Class J, 7.000%, 05/15/22	6
10		Series 1343, Class LA, 8.000%, 08/15/22	12
13		Series 1343, Class LB, 7.500%, 08/15/22	15
23		Series 1370, Class JA, VAR, 1.688%, 09/15/22	23
22		Series 1455, Class WB, IF, 4.406%, 12/15/22	23
107		Series 1466, Class PZ, 7.500%, 02/15/23	118
2		Series 1470, Class F, VAR, 1.601%, 02/15/23	2
119		Series 1498, Class I, VAR, 1.688%, 04/15/23	122
171		Series 1502, Class PX, 7.000%, 04/15/23	185
19		Series 1505, Class Q, 7.000%, 05/15/23	21
45		Series 1518, Class G, IF, 8.474%, 05/15/23	52
15		Series 1541, Class M, HB, IF, 25.112%, 07/15/23	22
41		Series 1541, Class O, VAR, 1.120%, 07/15/23	40
4		Series 1570, Class F, VAR, 2.101%, 08/15/23	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
150	Series 1573, Class PZ, 7.000%, 09/15/23	165
89	Series 1591, Class PV, 6.250%, 10/15/23	98
27	Series 1602, Class SA, HB, IF, 21.001%, 10/15/23	39
402	Series 1608, Class L, 6.500%, 09/15/23	454
273	Series 1638, Class H, 6.500%, 12/15/23	308
193	Series 1642, Class PJ, 6.000%, 11/15/23	210
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
9	Series 1686, Class SH, IF, 18.027%, 02/15/24	13
65	Series 1695, Class EB, 7.000%, 03/15/24	71
13	Series 1699, Class FC, VAR, 1.138%, 03/15/24	13
69	Series 1700, Class GA, PO, 02/15/24	66
174	Series 1706, Class K, 7.000%, 03/15/24	193
6	Series 1709, Class FA, VAR, 0.910%, 03/15/24	6
24	Series 1745, Class D, 7.500%, 08/15/24	27
385	Series 1760, Class ZD, VAR, 1.260%, 02/15/24	388
141	Series 1798, Class F, 5.000%, 05/15/23	150
2	Series 1807, Class G, 9.000%, 10/15/20	2
34	Series 1829, Class ZB, 6.500%, 03/15/26	37
36	Series 1863, Class Z, 6.500%, 07/15/26	40
39	Series 1865, Class D, PO, 02/15/24	35
34	Series 1890, Class H, 7.500%, 09/15/26	38
105	Series 1899, Class ZE, 8.000%, 09/15/26	119
6	Series 1935, Class FL, VAR, 1.238%, 02/15/27	6
75	Series 1963, Class Z, 7.500%, 01/15/27	85
11	Series 1970, Class PG, 7.250%, 07/15/27	12
131	Series 1981, Class Z, 6.000%, 05/15/27	144
47	Series 1987, Class PE, 7.500%, 09/15/27	52
114	Series 2019, Class Z, 6.500%, 12/15/27	126
31	Series 2033, Class SN, HB, IF, 28.731%, 03/15/24	14
91	Series 2038, Class PN, IO, 7.000%, 03/15/28	18
201	Series 2040, Class PE, 7.500%, 03/15/28	227
27	Series 2043, Class CJ, 6.500%, 04/15/28	31
130	Series 2054, Class PV, 7.500%, 05/15/28	147
257	Series 2075, Class PH, 6.500%, 08/15/28	282
289	Series 2075, Class PM, 6.250%, 08/15/28	318
79	Series 2086, Class GB, 6.000%, 09/15/28	89
122	Series 2089, Class PJ, IO, 7.000%, 10/15/28	14
346	Series 2095, Class PE, 6.000%, 11/15/28	396
115	Series 2125, Class JZ, 6.000%, 02/15/29	128
27	Series 2132, Class SB, HB, IF, 28.242%, 03/15/29	46
8	Series 2134, Class PI, IO, 6.500%, 03/15/19	—	(h)
150	Series 2136, Class PG, 6.000%, 03/15/29	173
42	Series 2141, Class IO, IO, 7.000%, 04/15/29	5
43	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
445	Series 2169, Class TB, 7.000%, 06/15/29	503
249	Series 2172, Class QC, 7.000%, 07/15/29	277
215	Series 2176, Class OJ, 7.000%, 08/15/29	246
117	Series 2201, Class C, 8.000%, 11/15/29	132
115	Series 2209, Class TC, 8.000%, 01/15/30	137

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
204		Series 2210, Class Z, 8.000%, 01/15/30	232
38		Series 2224, Class CB, 8.000%, 03/15/30	45
105		Series 2230, Class Z, 8.000%, 04/15/30	121
82		Series 2234, Class PZ, 7.500%, 05/15/30	94
77		Series 2247, Class Z, 7.500%, 08/15/30	88
114		Series 2256, Class MC, 7.250%, 09/15/30	130
168		Series 2259, Class ZM, 7.000%, 10/15/30	190
5		Series 2261, Class ZY, 7.500%, 10/15/30	6
25		Series 2262, Class Z, 7.500%, 10/15/30	28
217		Series 2271, Class PC, 7.250%, 12/15/30	246
181		Series 2283, Class K, 6.500%, 12/15/23	198
100		Series 2296, Class PD, 7.000%, 03/15/31	115
29		Series 2306, Class K, PO, 05/15/24	27
68		Series 2306, Class SE, IF, IO, 8.840%, 05/15/24	13
127		Series 2313, Class LA, 6.500%, 05/15/31	146
159		Series 2325, Class PM, 7.000%, 06/15/31	183
1,041		Series 2344, Class ZD, 6.500%, 08/15/31	1,204
87		Series 2344, Class ZJ, 6.500%, 08/15/31	98
80		Series 2345, Class NE, 6.500%, 08/15/31	92
85		Series 2351, Class PZ, 6.500%, 08/15/31	96
722		Series 2353, Class AZ, 6.000%, 09/15/31	828
327		Series 2359, Class ZB, 8.500%, 06/15/31	381
167		Series 2367, Class ME, 6.500%, 10/15/31	190
–	(h)	Series 2391, Class QR, 5.500%, 12/15/16	—	(h)
–	(h)	Series 2394, Class MC, 6.000%, 12/15/16	—	(h)
372		Series 2396, Class FM, VAR, 0.988%, 12/15/31	373
190		Series 2399, Class OH, 6.500%, 01/15/32	211
306		Series 2399, Class TH, 6.500%, 01/15/32	337
289		Series 2410, Class NG, 6.500%, 02/15/32	322
101		Series 2410, Class OE, 6.375%, 02/15/32	109
200		Series 2410, Class QS, IF, 18.101%, 02/15/32	307
106		Series 2410, Class QX, IF, IO, 8.112%, 02/15/32	28
232		Series 2412, Class SP, IF, 15.024%, 02/15/32	300
321		Series 2420, Class XK, 6.500%, 02/15/32	355
292		Series 2423, Class MC, 7.000%, 03/15/32	331
255		Series 2423, Class MT, 7.000%, 03/15/32	290
5		Series 2425, Class OB, 6.000%, 03/15/17	5
519		Series 2430, Class WF, 6.500%, 03/15/32	592
299		Series 2434, Class TC, 7.000%, 04/15/32	345
350		Series 2435, Class CJ, 6.500%, 04/15/32	402
230		Series 2436, Class MC, 7.000%, 04/15/32	255
193		Series 2444, Class ES, IF, IO, 7.412%, 03/15/32	50
140		Series 2450, Class GZ, 7.000%, 05/15/32	158
154		Series 2450, Class SW, IF, IO, 7.462%, 03/15/32	36
642		Series 2455, Class GK, 6.500%, 05/15/32	731
–	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
227		Series 2462, Class JG, 6.500%, 06/15/32	255
492		Series 2464, Class SI, IF, IO, 7.462%, 02/15/32	106
440		Series 2466, Class PH, 6.500%, 06/15/32	500

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
243	Series 2474, Class NR, 6.500%, 07/15/32	276
287	Series 2484, Class LZ, 6.500%, 07/15/32	330
321	Series 2500, Class MC, 6.000%, 09/15/32	364
4	Series 2503, Class BH, 5.500%, 09/15/17	4
30	Series 2508, Class AQ, 5.500%, 10/15/17	30
255	Series 2512, Class PG, 5.500%, 10/15/22	279
136	Series 2535, Class BK, 5.500%, 12/15/22	146
58	Series 2537, Class TE, 5.500%, 12/15/17	59
501	Series 2543, Class YX, 6.000%, 12/15/32	556
474	Series 2544, Class HC, 6.000%, 12/15/32	541
609	Series 2552, Class ME, 6.000%, 01/15/33	700
509	Series 2567, Class QD, 6.000%, 02/15/33	583
343	Series 2568, Class KG, 5.500%, 02/15/23	378
63	Series 2571, Class SK, HB, IF, 32.179%, 09/15/23	104
1,397	Series 2575, Class ME, 6.000%, 02/15/33	1,513
183	Series 2586, Class WI, IO, 6.500%, 03/15/33	35
147	Series 2587, Class WX, 5.000%, 03/15/18	149
388	Series 2596, Class QG, 6.000%, 03/15/33	419
58	Series 2611, Class UH, 4.500%, 05/15/18	59
109	Series 2617, Class GR, 4.500%, 05/15/18	111
86	Series 2626, Class NS, IF, IO, 6.012%, 06/15/23	3
122	Series 2631, Class LC, 4.500%, 06/15/18	124
60	Series 2636, Class Z, 4.500%, 06/15/18	61
84	Series 2637, Class SA, IF, IO, 5.562%, 06/15/18	3
23	Series 2638, Class DS, IF, 8.062%, 07/15/23	26
58	Series 2650, Class PO, PO, 12/15/32	57
352	Series 2650, Class SO, PO, 12/15/32	345
94	Series 2651, Class VZ, 4.500%, 07/15/18	96
473	Series 2675, Class CK, 4.000%, 09/15/18	481
80	Series 2692, Class SC, IF, 12.210%, 07/15/33	89
140	Series 2695, Class DG, 4.000%, 10/15/18	143
838	Series 2710, Class HB, 5.500%, 11/15/23	917
534	Series 2716, Class UN, 4.500%, 12/15/23	562
129	Series 2744, Class PE, 5.500%, 02/15/34	136
133	Series 2744, Class TU, 5.500%, 05/15/32	134
286	Series 2783, Class AT, 4.000%, 04/15/19	291
758	Series 2809, Class UC, 4.000%, 06/15/19	773
41	Series 2835, Class QO, PO, 12/15/32	37
28	Series 2840, Class JO, PO, 06/15/23	27
62	Series 2922, Class JN, 4.500%, 02/15/20	63
252	Series 2934, Class EC, PO, 02/15/20	245
210	Series 2934, Class HI, IO, 5.000%, 02/15/20	12
171	Series 2934, Class KI, IO, 5.000%, 02/15/20	8
118	Series 2958, Class QD, 4.500%, 04/15/20	121
768	Series 2965, Class GD, 4.500%, 04/15/20	789
13	Series 2989, Class PO, PO, 06/15/23	13
2,996	Series 2990, Class UZ, 5.750%, 06/15/35	3,385
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,300
64	Series 3014, Class OD, PO, 08/15/35	59
944	Series 3047, Class OD, 5.500%, 10/15/35	1,042
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,428
8	Series 3068, Class AO, PO, 01/15/35	8

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
120	Series 3068, Class QB, 4.500%, 06/15/20	122
1,145	Series 3074, Class BH, 5.000%, 11/15/35	1,232
276	Series 3085, Class WF, VAR, 1.338%, 08/15/35	282
465	Series 3102, Class FB, VAR, 0.838%, 01/15/36	465
109	Series 3102, Class HS, HB, IF, 22.593%, 01/15/36	165
565	Series 3117, Class EO, PO, 02/15/36	500
327	Series 3117, Class OK, PO, 02/15/36	277
20	Series 3122, Class ZB, 6.000%, 03/15/36	24
1,136	Series 3131, Class BK, 5.500%, 03/15/26	1,236
98	Series 3134, Class PO, PO, 03/15/36	89
455	Series 3138, Class PO, PO, 04/15/36	398
31	Series 3149, Class SO, PO, 05/15/36	25
297	Series 3151, Class UC, 5.500%, 08/15/35	311
427	Series 3152, Class MO, PO, 03/15/36	377
105	Series 3171, Class MO, PO, 06/15/36	97
389	Series 3179, Class OA, PO, 07/15/36	351
82	Series 3194, Class SA, IF, IO, 6.562%, 07/15/36	8
397	Series 3211, Class SO, PO, 09/15/36	354
179	Series 3218, Class AO, PO, 09/15/36	152
349	Series 3219, Class DI, IO, 6.000%, 04/15/36	70
988	Series 3229, Class HE, 5.000%, 10/15/26	1,064
367	Series 3232, Class ST, IF, IO, 6.162%, 10/15/36	59
148	Series 3233, Class OP, PO, 05/15/36	135
239	Series 3256, Class PO, PO, 12/15/36	212
543	Series 3260, Class CS, IF, IO, 5.602%, 01/15/37	91
284	Series 3261, Class OA, PO, 01/15/37	262
125	Series 3274, Class JO, PO, 02/15/37	114
102	Series 3275, Class FL, VAR, 0.978%, 02/15/37	102
600	Series 3290, Class SB, IF, IO, 5.912%, 03/15/37	88
940	Series 3315, Class HZ, 6.000%, 05/15/37	992
42	Series 3318, Class AO, PO, 05/15/37	38
61	Series 3326, Class JO, PO, 06/15/37	57
290	Series 3331, Class PO, PO, 06/15/37	267
227	Series 3385, Class SN, IF, IO, 5.462%, 11/15/37	27
386	Series 3387, Class SA, IF, IO, 5.882%, 11/15/37	58
652	Series 3404, Class SC, IF, IO, 5.462%, 01/15/38	86
3,829	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	47
465	Series 3424, Class PI, IF, IO, 6.262%, 04/15/38	65
832	Series 3481, Class SJ, IF, IO, 5.312%, 08/15/38	73
548	Series 3511, Class SA, IF, IO, 5.462%, 02/15/39	91
164	Series 3549, Class FA, VAR, 1.738%, 07/15/39	167
217	Series 3607, Class BO, PO, 04/15/36	199
758	Series 3607, Class OP, PO, 07/15/37	657
397	Series 3607, Class PO, PO, 05/15/37	349
101	Series 3611, Class PO, PO, 07/15/34	93
298	Series 3621, Class BO, PO, 01/15/40	264
342	Series 3720, Class A, 4.500%, 09/15/25	366
254	Series 3739, Class LI, IO, 4.000%, 03/15/34	2
1,488	Series 3747, Class HI, IO, 4.500%, 07/15/37	73
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,040
888	Series 3759, Class HI, IO, 4.000%, 08/15/37	53
736	Series 3760, Class GI, IO, 4.000%, 10/15/37	35
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,745
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,242
8	Series 3798, Class BF, VAR, 0.838%, 06/15/24	8
239	Series 3804, Class FN, VAR, 0.988%, 03/15/39	240
1,972	Series 3819, Class ZQ, 6.000%, 04/15/36	2,216
462	Series 3852, Class QN, IF, 5.500%, 05/15/41	476

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,453	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,515
1,489	Series 3920, Class LP, 5.000%, 01/15/34	1,624
971	Series 3925, Class FL, VAR, 0.988%, 01/15/41	970
702	Series 3957, Class B, 4.000%, 11/15/41	738
984	Series 3966, Class NA, 4.000%, 12/15/41	1,044
498	Series 3997, Class PF, VAR, 0.988%, 11/15/39	499
2,207	Series 4048, Class FJ, VAR, 0.927%, 07/15/37	2,173
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,911
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,486
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,515
4,753	Series 4374, Class NC, SUB, 2.750%, 02/15/46	4,908
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
720	Series 233, Class 11, IO, 5.000%, 09/15/35	130
1,026	Series 233, Class 13, IO, 5.000%, 09/15/35	188
121	Series 243, Class 16, IO, 4.500%, 11/15/20	5
288	Series 243, Class 17, IO, 4.500%, 12/15/20	14
6,783	Series 262, Class 35, 3.500%, 07/15/42	6,985
1,796	Series 264, Class F1, VAR, 1.088%, 07/15/42	1,793
6,832	Series 299, Class 300, 3.000%, 01/15/43	6,850
2,098	Series 310, Class PO, PO, 09/15/43	1,695
4,125	Series 323, Class 300, 3.000%, 01/15/44	4,136
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
412	Series T-41, Class 3A, VAR, 5.867%, 07/25/32	455
254	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	303
1,480	Series T-54, Class 2A, 6.500%, 02/25/43	1,717
425	Series T-54, Class 3A, 7.000%, 02/25/43	492
165	Series T-58, Class APO, PO, 09/25/43	139
377	Series T-59, Class 1AP, PO, 10/25/43	305
1,513	Series T-76, Class 2A, VAR, 3.223%, 10/25/37	1,532
	Federal National Mortgage Association - ACES,
2,930	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,118
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,481
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,011
181	Series 2012-M11, Class FA, VAR, 1.066%, 08/25/19	180
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,857
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,795
2,500	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,628
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,838
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,589
	Federal National Mortgage Association Grantor Trust,
722	Series 2002-T19, Class A2, 7.000%, 07/25/42	860
549	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	635
	Federal National Mortgage Association REMIC,
1	Series 1988-7, Class Z, 9.250%, 04/25/18	1
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
2	Series 1989-78, Class H, 9.400%, 11/25/19	2
4	Series 1989-83, Class H, 8.500%, 11/25/19	4
2	Series 1989-89, Class H, 9.000%, 11/25/19	2

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3		Series 1990-1, Class D, 8.800%, 01/25/20	3
–	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
8		Series 1990-102, Class J, 6.500%, 08/25/20	9
8		Series 1990-120, Class H, 9.000%, 10/25/20	8
1		Series 1990-134, Class SC, HB, IF, 20.724%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
3		Series 1991-24, Class Z, 5.000%, 03/25/21	3
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
21		Series 1992-136, Class PK, 6.000%, 08/25/22	22
13		Series 1992-143, Class MA, 5.500%, 09/25/22	14
51		Series 1992-163, Class M, 7.750%, 09/25/22	56
81		Series 1992-188, Class PZ, 7.500%, 10/25/22	90
33		Series 1993-21, Class KA, 7.700%, 03/25/23	37
52		Series 1993-25, Class J, 7.500%, 03/25/23	57
13		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	18
19		Series 1993-62, Class SA, IF, 19.131%, 04/25/23	26
10		Series 1993-165, Class SD, IF, 13.582%, 09/25/23	13
22		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	25
16		Series 1993-179, Class SB, HB, IF, 27.121%, 10/25/23	24
10		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	13
29		Series 1993-205, Class H, PO, 09/25/23	28
48		Series 1993-225, Class UB, 6.500%, 12/25/23	53
16		Series 1993-230, Class FA, VAR, 1.184%, 12/25/23	16
39		Series 1993-247, Class FE, VAR, 1.584%, 12/25/23	40
18		Series 1993-247, Class SU, IF, 12.349%, 12/25/23	23
160		Series 1994-37, Class L, 6.500%, 03/25/24	175
883		Series 1994-40, Class Z, 6.500%, 03/25/24	957
39		Series 1995-2, Class Z, 8.500%, 01/25/25	45
196		Series 1995-19, Class Z, 6.500%, 11/25/23	222
173		Series 1996-14, Class SE, IF, IO, 8.990%, 08/25/23	33
–	(h)	Series 1996-27, Class FC, VAR, 1.084%, 03/25/17	—	(h)
14		Series 1996-59, Class J, 6.500%, 08/25/22	15
139		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
14		Series 1997-27, Class J, 7.500%, 04/18/27	15
31		Series 1997-29, Class J, 7.500%, 04/20/27	36
212		Series 1997-39, Class PD, 7.500%, 05/20/27	246
17		Series 1997-42, Class ZC, 6.500%, 07/18/27	19
315		Series 1997-61, Class ZC, 7.000%, 02/25/23	348
55		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
8		Series 1998-4, Class C, PO, 04/25/23	7
93		Series 1998-36, Class ZB, 6.000%, 07/18/28	106
58		Series 1998-43, Class SA, IF, IO, 18.707%, 04/25/23	20
98		Series 1998-66, Class SB, IF, IO, 7.566%, 12/25/28	16
62		Series 1999-17, Class C, 6.350%, 04/25/29	68
251		Series 1999-18, Class Z, 5.500%, 04/18/29	278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
21		Series 1999-38, Class SK, IF, IO, 7.466%, 08/25/23	2
29		Series 1999-52, Class NS, HB, IF, 21.744%, 10/25/23	42
91		Series 1999-62, Class PB, 7.500%, 12/18/29	105
291		Series 2000-2, Class ZE, 7.500%, 02/25/30	338
182		Series 2000-20, Class SA, IF, IO, 8.516%, 07/25/30	41
23		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
67		Series 2001-4, Class PC, 7.000%, 03/25/21	72
68		Series 2001-7, Class PF, 7.000%, 03/25/31	77
184		Series 2001-30, Class PM, 7.000%, 07/25/31	207
203		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	46
190		Series 2001-36, Class DE, 7.000%, 08/25/31	218
458		Series 2001-44, Class MY, 7.000%, 09/25/31	519
61		Series 2001-44, Class PD, 7.000%, 09/25/31	68
79		Series 2001-44, Class PU, 7.000%, 09/25/31	89
493		Series 2001-48, Class Z, 6.500%, 09/25/21	541
47		Series 2001-49, Class Z, 6.500%, 09/25/31	53
58		Series 2001-52, Class KB, 6.500%, 10/25/31	65
594		Series 2001-61, Class Z, 7.000%, 11/25/31	663
20		Series 2001-72, Class SX, IF, 16.105%, 12/25/31	28
47		Series 2002-1, Class HC, 6.500%, 02/25/22	52
56		Series 2002-1, Class SA, HB, IF, 23.289%, 02/25/32	93
39		Series 2002-1, Class UD, HB, IF, 22.455%, 12/25/23	57
2		Series 2002-2, Class UC, 6.000%, 02/25/17	2
–	(h)	Series 2002-3, Class OG, 6.000%, 02/25/17	—	(h)
2		Series 2002-10, Class SB, IF, 17.798%, 03/25/17	2
661		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	36
9		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	12
1		Series 2002-19, Class PE, 6.000%, 04/25/17	1
19		Series 2002-21, Class LO, PO, 04/25/32	17
188		Series 2002-21, Class PE, 6.500%, 04/25/32	212
11		Series 2002-24, Class AJ, 6.000%, 04/25/17	11
4		Series 2002-25, Class SG, IF, 17.918%, 05/25/17	4
480		Series 2002-28, Class PK, 6.500%, 05/25/32	530
114		Series 2002-37, Class Z, 6.500%, 06/25/32	130
17		Series 2002-42, Class C, 6.000%, 07/25/17	17
658		Series 2002-48, Class GH, 6.500%, 08/25/32	757
34		Series 2002-62, Class ZE, 5.500%, 11/25/17	34
16		Series 2002-63, Class KC, 5.000%, 10/25/17	16
102		Series 2002-77, Class S, IF, 13.412%, 12/25/32	124
339		Series 2002-83, Class CS, 6.881%, 08/25/23	371
17		Series 2002-94, Class BK, 5.500%, 01/25/18	17
73		Series 2003-3, Class HJ, 5.000%, 02/25/18	74
2,104		Series 2003-22, Class UD, 4.000%, 04/25/33	2,216
666		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	169
427		Series 2003-34, Class AX, 6.000%, 05/25/33	490
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,658
26		Series 2003-35, Class UC, 3.750%, 05/25/33	27
83		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	20

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
665	Series 2003-39, Class LW, 5.500%, 05/25/23	713
403	Series 2003-41, Class PE, 5.500%, 05/25/23	429
120	Series 2003-42, Class GB, 4.000%, 05/25/33	127
291	Series 2003-47, Class PE, 5.750%, 06/25/33	329
106	Series 2003-52, Class SX, HB, IF, 21.197%, 10/25/31	153
85	Series 2003-64, Class SX, IF, 12.418%, 07/25/33	106
446	Series 2003-71, Class DS, IF, 6.757%, 08/25/33	473
693	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	129
61	Series 2003-74, Class SH, IF, 9.118%, 08/25/33	74
82	Series 2003-76, Class GQ, 4.500%, 08/25/18	84
98	Series 2003-80, Class SY, IF, IO, 7.066%, 06/25/23	2
152	Series 2003-81, Class LC, 4.500%, 09/25/18	155
486	Series 2003-83, Class PG, 5.000%, 06/25/23	502
152	Series 2003-91, Class SD, IF, 11.526%, 09/25/33	183
959	Series 2003-116, Class SB, IF, IO, 7.016%, 11/25/33	201
90	Series 2003-128, Class NG, 4.000%, 01/25/19	91
45	Series 2003-130, Class SX, IF, 10.644%, 01/25/34	53
72	Series 2003-132, Class OA, PO, 08/25/33	68
873	Series 2004-4, Class QI, IF, IO, 6.516%, 06/25/33	79
83	Series 2004-4, Class QM, IF, 13.032%, 06/25/33	94
306	Series 2004-10, Class SC, HB, IF, 26.263%, 02/25/34	360
207	Series 2004-25, Class PC, 5.500%, 01/25/34	214
588	Series 2004-25, Class SA, IF, 17.918%, 04/25/34	830
639	Series 2004-27, Class HB, 4.000%, 05/25/19	653
143	Series 2004-36, Class PC, 5.500%, 02/25/34	148
887	Series 2004-36, Class SA, IF, 17.918%, 05/25/34	1,249
207	Series 2004-36, Class SN, IF, 13.032%, 07/25/33	229
346	Series 2004-46, Class QB, HB, IF, 21.663%, 05/25/34	531
1,064	Series 2004-46, Class SK, IF, 14.893%, 05/25/34	1,333
170	Series 2004-51, Class SY, IF, 13.072%, 07/25/34	223
179	Series 2004-53, Class NC, 5.500%, 07/25/24	193
230	Series 2004-59, Class BG, PO, 12/25/32	209
580	Series 2004-61, Class FH, VAR, 1.384%, 11/25/32	594
77	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	90
62	Series 2004-76, Class CL, 4.000%, 10/25/19	63
265	Series 2004-79, Class SP, IF, 18.193%, 11/25/34	323
30	Series 2005-52, Class PA, 6.500%, 06/25/35	31
977	Series 2005-56, Class S, IF, IO, 6.126%, 07/25/35	177
229	Series 2005-66, Class SG, IF, 15.914%, 07/25/35	319
316	Series 2005-68, Class BC, 5.250%, 06/25/35	333
962	Series 2005-68, Class PG, 5.500%, 08/25/35	1,069
428	Series 2005-68, Class UC, 5.000%, 06/25/35	445
406	Series 2005-74, Class CS, IF, 18.413%, 05/25/35	547
3,214	Series 2005-84, Class XM, 5.750%, 10/25/35	3,448
1,286	Series 2005-109, Class PC, 6.000%, 12/25/35	1,425
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,905
709	Series 2005-110, Class MN, 5.500%, 06/25/35	734
66	Series 2006-15, Class OT, PO, 01/25/36	63

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
322	Series 2006-16, Class OA, PO, 03/25/36	292
468	Series 2006-22, Class AO, PO, 04/25/36	411
121	Series 2006-23, Class KO, PO, 04/25/36	108
1,117	Series 2006-39, Class WC, 5.500%, 01/25/36	1,208
668	Series 2006-44, Class GO, PO, 06/25/36	610
1,558	Series 2006-44, Class P, PO, 12/25/33	1,428
966	Series 2006-46, Class UC, 5.500%, 12/25/35	1,035
1,001	Series 2006-53, Class US, IF, IO, 5.996%, 06/25/36	155
946	Series 2006-56, Class FC, VAR, 0.874%, 07/25/36	942
533	Series 2006-56, Class PO, PO, 07/25/36	481
575	Series 2006-58, Class AP, PO, 07/25/36	531
74	Series 2006-58, Class FL, VAR, 1.044%, 07/25/36	74
298	Series 2006-58, Class PO, PO, 07/25/36	275
191	Series 2006-59, Class QO, PO, 01/25/33	188
3,929	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,876
451	Series 2006-65, Class QO, PO, 07/25/36	399
89	Series 2006-72, Class TO, PO, 08/25/36	83
1,732	Series 2006-77, Class PC, 6.500%, 08/25/36	1,968
373	Series 2006-79, Class DO, PO, 08/25/36	340
315	Series 2006-90, Class AO, PO, 09/25/36	291
133	Series 2006-109, Class PO, PO, 11/25/36	120
860	Series 2006-110, Class PO, PO, 11/25/36	790
87	Series 2006-111, Class EO, PO, 11/25/36	78
565	Series 2006-118, Class A2, VAR, 0.644%, 12/25/36	554
84	Series 2006-119, Class PO, PO, 12/25/36	77
1,281	Series 2006-124, Class HB, VAR, 3.408%, 11/25/36	1,364
638	Series 2006-128, Class BP, 5.500%, 01/25/37	678
546	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	91
785	Series 2007-7, Class SG, IF, IO, 5.916%, 08/25/36	228
1,351	Series 2007-14, Class ES, IF, IO, 5.856%, 03/25/37	248
116	Series 2007-15, Class NO, PO, 03/25/22	113
369	Series 2007-16, Class FC, VAR, 1.334%, 03/25/37	373
122	Series 2007-42, Class AO, PO, 05/25/37	116
207	Series 2007-48, Class PO, PO, 05/25/37	188
570	Series 2007-54, Class FA, VAR, 0.984%, 06/25/37	569
3,438	Series 2007-60, Class AX, IF, IO, 6.566%, 07/25/37	716
139	Series 2007-77, Class FG, VAR, 1.084%, 03/25/37	140
898	Series 2007-81, Class GE, 6.000%, 08/25/37	977
2,225	Series 2007-88, Class VI, IF, IO, 5.956%, 09/25/37	407
1,650	Series 2007-91, Class ES, IF, IO, 5.876%, 10/25/37	217
1,113	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	140
1,129	Series 2007-101, Class A2, VAR, 0.749%, 06/27/36	1,102
366	Series 2007-106, Class A7, VAR, 6.151%, 10/25/37	407
686	Series 2007-114, Class A6, VAR, 0.784%, 10/27/37	685
1,613	Series 2007-116, Class HI, IO, VAR, 1.714%, 01/25/38	113
760	Series 2008-1, Class BI, IF, IO, 5.326%, 02/25/38	119
474	Series 2008-10, Class XI, IF, IO, 5.646%, 03/25/38	62
240	Series 2008-16, Class IS, IF, IO, 5.616%, 03/25/38	40

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
164		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	5
172		Series 2008-24, Class DY, 5.000%, 04/25/23	176
304		Series 2008-27, Class SN, IF, IO, 6.316%, 04/25/38	48
74		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	2
214		Series 2008-42, Class AO, PO, 09/25/36	201
24		Series 2008-44, Class PO, PO, 05/25/38	22
328		Series 2008-47, Class SI, IF, IO, 5.916%, 06/25/23	27
443		Series 2008-53, Class CI, IF, IO, 6.616%, 07/25/38	75
85		Series 2008-76, Class GF, VAR, 1.242%, 09/25/23	85
1,022		Series 2008-80, Class SA, IF, IO, 5.266%, 09/25/38	138
707		Series 2008-81, Class SB, IF, IO, 5.266%, 09/25/38	98
926		Series 2009-6, Class GS, IF, IO, 5.966%, 02/25/39	189
311		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	19
238		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	11
1,872		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	332
733		Series 2009-60, Class HT, 6.000%, 08/25/39	830
436		Series 2009-62, Class HJ, 6.000%, 05/25/39	481
725		Series 2009-70, Class CO, PO, 01/25/37	634
336		Series 2009-99, Class SC, IF, IO, 5.596%, 12/25/39	49
798		Series 2009-103, Class MB, VAR, 2.945%, 12/25/39	849
417		Series 2010-45, Class BD, 4.500%, 11/25/38	427
851		Series 2010-49, Class SC, IF, 11.492%, 03/25/40	1,059
502		Series 2010-64, Class DM, 5.000%, 06/25/40	548
649		Series 2010-71, Class HJ, 5.500%, 07/25/40	714
2,152		Series 2010-147, Class SA, IF, IO, 5.946%, 01/25/41	472
434		Series 2010-148, Class MA, 4.000%, 02/25/39	445
600		Series 2011-2, Class WA, VAR, 5.827%, 02/25/51	652
2,381		Series 2011-30, Class LS, IO, VAR, 1.869%, 04/25/41	174
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,627
515		Series 2011-75, Class FA, VAR, 1.134%, 08/25/41	521
1,042		Series 2011-118, Class MT, 7.000%, 11/25/41	1,224
1,503		Series 2011-130, Class CA, 6.000%, 12/25/41	1,719
732		Series 2012-14, Class FB, VAR, 1.034%, 08/25/37	734
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,998
2,589		Series 2012-108, Class F, VAR, 1.084%, 10/25/42	2,573
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,921
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,702
1,961		Series 2013-92, Class PO, PO, 09/25/43	1,568
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,352
2,967		Series 2013-101, Class DO, PO, 10/25/43	2,352
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,005
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,604
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,995
3,818		Series 2013-128, Class PO, PO, 12/25/43	3,049
–	(h)	Series G-17, Class S, HB, VAR, 1,020.836%, 06/25/21	1
7		Series G-28, Class S, IF, 14.516%, 09/25/21	8
12		Series G-35, Class M, 8.750%, 10/25/21	13
3		Series G-51, Class SA, HB, IF, 25.505%, 12/25/21	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
66		Series G92-35, Class E, 7.500%, 07/25/22	73
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
8		Series G92-42, Class Z, 7.000%, 07/25/22	9
12		Series G92-44, Class ZQ, 8.000%, 07/25/22	12
11		Series G92-52, Class FD, VAR, 0.605%, 09/25/22	11
67		Series G92-54, Class ZQ, 7.500%, 09/25/22	72
10		Series G92-59, Class F, VAR, 1.301%, 10/25/22	10
21		Series G92-61, Class Z, 7.000%, 10/25/22	23
16		Series G92-62, Class B, PO, 10/25/22	15
76		Series G93-1, Class KA, 7.900%, 01/25/23	85
18		Series G93-5, Class Z, 6.500%, 02/25/23	20
23		Series G93-14, Class J, 6.500%, 03/25/23	26
52		Series G93-17, Class SI, IF, 6.000%, 04/25/23	58
46		Series G93-27, Class FD, VAR, 1.464%, 08/25/23	47
11		Series G93-37, Class H, PO, 09/25/23	10
29		Series G95-1, Class C, 8.800%, 01/25/25	33
		Federal National Mortgage Association REMIC Trust,
679		Series 2003-W1, Class 1A1, VAR, 5.601%, 12/25/42	745
276		Series 2003-W1, Class 2A, VAR, 6.234%, 12/25/42	310
83		Series 2003-W4, Class 2A, VAR, 6.221%, 10/25/42	94
28		Series 2007-W7, Class 1A4, HB, IF, 35.675%, 07/25/37	42
1,297		Series 2009-W1, Class A, 6.000%, 12/25/49	1,469
		Federal National Mortgage Association STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
7		Series 218, Class 2, IO, 7.500%, 04/25/23	1
8		Series 265, Class 2, 9.000%, 03/25/24	9
85		Series 329, Class 1, PO, 01/25/33	76
86		Series 339, Class 18, IO, 4.500%, 07/25/18	2
124		Series 339, Class 21, IO, 4.500%, 08/25/18	2
50		Series 339, Class 28, IO, 5.500%, 08/25/18	1
119		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	23
392		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	80
319		Series 355, Class 11, IO, 6.000%, 07/25/34	58
63		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	2
542		Series 365, Class 8, IO, 5.500%, 05/25/36	117
38		Series 368, Class 3, IO, 4.500%, 11/25/20	2
271		Series 374, Class 5, IO, 5.500%, 08/25/36	62
135		Series 383, Class 32, IO, 6.000%, 01/25/38	28
356		Series 383, Class 33, IO, 6.000%, 01/25/38	68
100		Series 393, Class 6, IO, 5.500%, 04/25/37	18
		Federal National Mortgage Association Trust,
179		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	206
430		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	496
572		Series 2004-W15, Class 2AF, VAR, 0.834%, 08/25/44	569
1,593		Series 2005-W3, Class 2AF, VAR, 0.804%, 03/25/45	1,550
547		Series 2006-W2, Class 1AF1, VAR, 0.804%, 02/25/46	546
		Government National Mortgage Association,
839		Series 1994-7, Class PQ, 6.500%, 10/16/24	947

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
614	Series 1999-4, Class ZB, 6.000%, 02/20/29	686
68	Series 1999-30, Class S, IF, IO, 8.058%, 08/16/29	15
98	Series 2000-9, Class Z, 8.000%, 06/20/30	115
832	Series 2000-9, Class ZJ, 8.500%, 02/16/30	974
1,128	Series 2000-21, Class Z, 9.000%, 03/16/30	1,356
182	Series 2000-31, Class Z, 9.000%, 10/20/30	209
112	Series 2000-35, Class ZA, 9.000%, 11/20/30	119
10	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
53	Series 2001-6, Class SD, IF, IO, 8.008%, 03/16/31	16
138	Series 2001-35, Class SA, IF, IO, 7.708%, 08/16/31	42
126	Series 2001-36, Class S, IF, IO, 7.508%, 08/16/31	39
530	Series 2002-24, Class AG, IF, IO, 7.408%, 04/16/32	106
49	Series 2002-24, Class SB, IF, 11.112%, 04/16/32	61
1,053	Series 2002-31, Class SE, IF, IO, 6.958%, 04/16/30	175
336	Series 2002-40, Class UK, 6.500%, 06/20/32	388
18	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	22
1,230	Series 2002-45, Class QE, 6.500%, 06/20/32	1,424
429	Series 2002-47, Class PG, 6.500%, 07/16/32	497
788	Series 2002-47, Class ZA, 6.500%, 07/20/32	911
684	Series 2002-52, Class GH, 6.500%, 07/20/32	802
78	Series 2002-70, Class PS, IF, IO, 7.138%, 08/20/32	2
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,084
525	Series 2003-11, Class SK, IF, IO, 7.158%, 02/16/33	88
233	Series 2003-12, Class SP, IF, IO, 7.138%, 02/20/33	58
49	Series 2003-24, Class PO, PO, 03/16/33	45
1,267	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,432
753	Series 2003-46, Class MG, 6.500%, 05/20/33	872
599	Series 2003-46, Class TC, 6.500%, 03/20/33	673
207	Series 2003-52, Class AP, PO, 06/16/33	175
1,086	Series 2003-58, Class BE, 6.500%, 01/20/33	1,226
65	Series 2003-90, Class PO, PO, 10/20/33	58
805	Series 2003-112, Class SA, IF, IO, 6.008%, 12/16/33	162
332	Series 2004-28, Class S, IF, 18.172%, 04/16/34	487
100	Series 2004-73, Class AE, IF, 13.737%, 08/17/34	119
1,110	Series 2004-90, Class SI, IF, IO, 5.538%, 10/20/34	162
211	Series 2005-35, Class FL, VAR, 0.912%, 03/20/32	211
1,909	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	354
177	Series 2005-68, Class DP, IF, 15.128%, 06/17/35	224
2,640	Series 2005-68, Class KI, IF, IO, 5.738%, 09/20/35	454
360	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	68
178	Series 2006-16, Class OP, PO, 03/20/36	165
431	Series 2006-38, Class SW, IF, IO, 5.938%, 06/20/36	47
2,000	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,313
589	Series 2006-59, Class SD, IF, IO, 6.138%, 10/20/36	91
889	Series 2006-65, Class SA, IF, IO, 6.238%, 11/20/36	170
1,504	Series 2007-17, Class JI, IF, IO, 6.268%, 04/16/37	287
161	Series 2007-17, Class JO, PO, 04/16/37	137
856	Series 2007-19, Class SD, IF, IO, 5.638%, 04/20/37	130

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
770	Series 2007-26, Class SC, IF, IO, 5.638%, 05/20/37	150
674	Series 2007-27, Class SA, IF, IO, 5.638%, 05/20/37	116
190	Series 2007-28, Class BO, PO, 05/20/37	163
562	Series 2007-36, Class SE, IF, IO, 5.928%, 06/16/37	102
1,514	Series 2007-40, Class SB, IF, IO, 6.188%, 07/20/37	255
905	Series 2007-42, Class SB, IF, IO, 6.188%, 07/20/37	176
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,011
578	Series 2007-50, Class AI, IF, IO, 6.213%, 08/20/37	85
83	Series 2007-53, Class SW, IF, 18.520%, 09/20/37	114
402	Series 2007-57, Class PO, PO, 03/20/37	364
243	Series 2007-71, Class SB, IF, IO, 6.138%, 07/20/36	10
463	Series 2007-72, Class US, IF, IO, 5.988%, 11/20/37	80
483	Series 2007-73, Class MI, IF, IO, 5.438%, 11/20/37	73
932	Series 2007-76, Class SA, IF, IO, 5.968%, 11/20/37	163
458	Series 2007-79, Class SY, IF, IO, 5.988%, 12/20/37	81
268	Series 2008-2, Class MS, IF, IO, 6.618%, 01/16/38	61
894	Series 2008-2, Class NS, IF, IO, 5.998%, 01/16/38	159
521	Series 2008-10, Class S, IF, IO, 5.268%, 02/20/38	87
341	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	44
743	Series 2008-36, Class SH, IF, IO, 5.738%, 04/20/38	115
4,244	Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	772
424	Series 2008-55, Class SA, IF, IO, 5.638%, 06/20/38	76
64	Series 2008-60, Class PO, PO, 01/20/38	63
214	Series 2008-71, Class SC, IF, IO, 5.438%, 08/20/38	28
517	Series 2008-93, Class AS, IF, IO, 5.138%, 12/20/38	72
575	Series 2009-6, Class SA, IF, IO, 5.558%, 02/16/39	99
300	Series 2009-10, Class SL, IF, IO, 5.958%, 03/16/34	10
1,289	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	302
510	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	121
483	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	122
1,253	Series 2009-22, Class SA, IF, IO, 5.708%, 04/20/39	184
365	Series 2009-25, Class SE, IF, IO, 7.038%, 09/20/38	71
292	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	54
299	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	60
517	Series 2009-43, Class SA, IF, IO, 5.388%, 06/20/39	87
388	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	58
1,162	Series 2009-72, Class SM, IF, IO, 5.708%, 08/16/39	204
287	Series 2009-79, Class OK, PO, 11/16/37	264
418	Series 2010-14, Class CO, PO, 08/20/35	379
2,345	Series 2010-31, Class NO, PO, 03/20/40	2,180
317	Series 2010-130, Class CP, 7.000%, 10/16/40	368
2,379	Series 2010-157, Class OP, PO, 12/20/40	1,988
3,811	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	3,996
767	Series 2011-22, Class WA, VAR, 5.946%, 02/20/37	850
1,510	Series 2011-75, Class SM, IF, IO, 6.038%, 05/20/41	311
2,526	Series 2012-61, Class FM, VAR, 0.942%, 05/16/42	2,528
650	Series 2012-141, Class WC, VAR, 3.723%, 01/20/42	676
3,676	Series 2012-H10, Class FA, VAR, 1.081%, 12/20/61	3,665

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
808	Series 2012-H15, Class FA, VAR, 0.981%, 05/20/62	808
2,275	Series 2012-H21, Class CF, VAR, 1.231%, 05/20/61	2,277
1,965	Series 2012-H21, Class DF, VAR, 1.181%, 05/20/61	1,965
3,254	Series 2012-H22, Class FD, VAR, 1.001%, 01/20/61	3,249
579	Series 2012-H24, Class FA, VAR, 0.981%, 03/20/60	579
1,549	Series 2012-H24, Class FG, VAR, 0.961%, 04/20/60	1,546
1,367	Series 2012-H26, Class MA, VAR, 1.081%, 07/20/62	1,363
1,988	Series 2012-H28, Class FA, VAR, 1.111%, 09/20/62	1,987
1,560	Series 2012-H29, Class FA, VAR, 1.046%, 10/20/62	1,553
909	Series 2012-H30, Class PA, VAR, 0.981%, 11/20/59	909
1,677	Series 2012-H31, Class FD, VAR, 0.871%, 12/20/62	1,659
2,912	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	3,176
2,215	Series 2013-75, Class WA, VAR, 5.219%, 06/20/40	2,424
1,270	Series 2013-91, Class WA, VAR, 4.502%, 04/20/43	1,343
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,378
2,706	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,703
407	Series 2013-H03, Class FA, VAR, 0.831%, 08/20/60	407
1,353	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,345
3,282	Series 2013-H05, Class FB, VAR, 0.933%, 02/20/62	3,280
1,563	Series 2013-H07, Class HA, VAR, 0.941%, 03/20/63	1,550
9,213	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,198
1,463	Series 2013-H08, Class FC, VAR, 0.981%, 02/20/63	1,453
1,834	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,816
3,349	Series 2013-H18, Class JA, VAR, 1.131%, 08/20/63	3,345
1,059	Series 2014-188, Class W, VAR, 4.669%, 10/20/41	1,157
1,623	Series 2014-H01, Class FD, VAR, 1.181%, 01/20/64	1,624
1,670	Series 2014-H09, Class TA, VAR, 1.131%, 04/20/64	1,668
5,866	Series 2015-H05, Class FC, VAR, 1.011%, 02/20/65	5,813
9,474	Series 2015-H10, Class FC, VAR, 1.011%, 04/20/65	9,388
7,444	Series 2015-H12, Class FA, VAR, 1.011%, 05/20/65	7,378
1,929	Series 2015-H15, Class FD, VAR, 0.971%, 06/20/65	1,907
4,338	Series 2015-H15, Class FJ, VAR, 0.971%, 06/20/65	4,290
3,375	Series 2015-H16, Class FG, VAR, 0.971%, 07/20/65	3,340
3,060	Series 2015-H23, Class FB, VAR, 1.051%, 09/20/65	3,039
2,253	Series 2015-H32, Class FH, VAR, 1.191%, 12/20/65	2,254
8,719	Series 2016-H07, Class FA, VAR, 1.281%, 03/20/66	8,761
	Vendee Mortgage Trust,
332	Series 1994-1, Class 1, VAR, 5.509%, 02/15/24	357
478	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	527
493	Series 1996-1, Class 1Z, 6.750%, 02/15/26	559
378	Series 1996-2, Class 1Z, 6.750%, 06/15/26	426
672	Series 1997-1, Class 2Z, 7.500%, 02/15/27	772
807	Series 1998-1, Class 2E, 7.000%, 03/15/28	945
1,601	Series 1999-1, Class 2Z, 6.500%, 01/15/29	1,793
6,615	Series 2003-2, Class Z, 5.000%, 05/15/33	7,294

		435,607

	Non-Agency CMO — 3.9%
3,494	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	3,491
1,636	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,636

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Alternative Loan Trust,
9,937	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	9,876
1,251	Series 2005-1CB, Class 1A6, IF, IO, 6.508%, 03/25/35	252
3,223	Series 2005-20CB, Class 3A8, IF, IO, 4.158%, 07/25/35	381
5,936	Series 2005-22T1, Class A2, IF, IO, 4.478%, 06/25/35	901
3,223	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,108
115	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	86
4,653	Series 2005-37T1, Class A2, IF, IO, 4.458%, 09/25/35	729
6,410	Series 2005-54CB, Class 1A2, IF, IO, 4.258%, 11/25/35	796
2,547	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,363
1,480	Series 2005-57CB, Class 3A2, IF, IO, 4.508%, 12/25/35	209
1,069	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	988
2,229	Series 2005-J1, Class 1A4, IF, IO, 4.508%, 02/25/35	104
1,651	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,394
87	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	87
	Angel Oak Mortgage Trust LLC,
1,206	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,213
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	533
	ASG Resecuritization Trust,
113	Series 2009-1, Class A60, VAR, 2.565%, 06/26/37 (e)	113
1,273	Series 2009-3, Class A65, VAR, 2.450%, 03/26/37 (e)	1,267
217	Series 2010-2, Class A60, VAR, 2.064%, 01/28/37 (e)	215
393	Series 2011-1, Class 3A50, VAR, 3.295%, 11/28/35 (e)	389
	Banc of America Alternative Loan Trust,
201	Series 2003-11, Class PO, PO, 01/25/34	159
59	Series 2004-6, Class 15PO, PO, 07/25/19	55
939	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	875
2,225	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	500
625	Series 2006-4, Class 1A4, 6.000%, 05/25/46	439
	Banc of America Funding Trust,
229	Series 2004-1, Class PO, PO, 03/25/34	181
137	Series 2004-2, Class 30PO, PO, 09/20/34	121
194	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	191
461	Series 2005-6, Class 2A7, 5.500%, 10/25/35	439
290	Series 2005-7, Class 30PO, PO, 11/25/35	222
164	Series 2005-8, Class 30PO, PO, 01/25/36	121
665	Series 2005-E, Class 4A1, VAR, 3.047%, 03/20/35	667
396	Series 2006-A, Class 3A2, VAR, 3.322%, 02/20/36	316
	Banc of America Mortgage Trust,
248	Series 2004-3, Class 15IO, IO, VAR, 0.231%, 04/25/19	—	(h)
28	Series 2004-4, Class APO, PO, 05/25/34	24
567	Series 2004-5, Class 2A2, 5.500%, 06/25/34	573
149	Series 2004-A, Class 2A2, VAR, 2.947%, 02/25/34	146
484	Series 2004-J, Class 3A1, VAR, 3.645%, 11/25/34	476
412	Series 2005-10, Class 1A6, 5.500%, 11/25/35	388
	BCAP LLC Trust,
230	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	236
51	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	51
27	Series 2010-RR7, Class 1A5, VAR, 3.046%, 04/26/35 (e)	27
1,318	Series 2010-RR7, Class 2A1, VAR, 2.625%, 07/26/45 (e)	1,308
533	Series 2010-RR8, Class 3A4, VAR, 3.086%, 05/26/35 (e)	527

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
199	Series 2010-RR12, Class 2A5, VAR, 2.931%, 01/26/36 (e)	197
160	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	161
733	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	738
184	Series 2011-RR5, Class 11A3, VAR, 0.684%, 05/28/36 (e)	184
563	Series 2011-RR10, Class 2A1, VAR, 1.399%, 09/26/37 (e)	546
266	Series 2012-RR3, Class 2A5, VAR, 2.445%, 05/26/37 (e)	265
	Bear Stearns ARM Trust,
151	Series 2003-7, Class 3A, VAR, 2.930%, 10/25/33	148
517	Series 2004-1, Class 12A1, VAR, 3.140%, 04/25/34	511
83	Series 2004-2, Class 14A, VAR, 3.367%, 05/25/34	82
996	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	1,000
2,337	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	2,321
	CHL Mortgage Pass-Through Trust,
322	Series 2004-7, Class 2A1, VAR, 2.953%, 06/25/34	315
97	Series 2004-8, Class 2A1, 4.500%, 06/25/19	99
116	Series 2004-HYB1, Class 2A, VAR, 2.892%, 05/20/34	110
515	Series 2004-HYB3, Class 2A, VAR, 2.771%, 06/20/34	489
431	Series 2004-HYB6, Class A3, VAR, 3.092%, 11/20/34	412
90	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	92
731	Series 2005-16, Class A23, 5.500%, 09/25/35	688
2,141	Series 2005-22, Class 2A1, VAR, 3.159%, 11/25/35	1,758
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
113	Series 2005-5, Class APO, PO, 08/25/35	100
97	Series 2005-8, Class APO, PO, 11/25/35	78
	Citigroup Global Markets Mortgage Securities VII, Inc.,
150	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	149
6	Series 2003-UP2, Class PO1, PO, 12/25/18	5
	Citigroup Mortgage Loan Trust,
463	Series 2008-AR4, Class 1A1A, VAR, 2.996%, 11/25/38 (e)	461
255	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	261
168	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	168
375	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	376
483	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	471
	Citigroup Mortgage Loan Trust, Inc.,
137	Series 2003-1, Class 2A5, 5.250%, 10/25/33	138
71	Series 2003-1, Class 2A6, PO, 10/25/33	64
58	Series 2003-1, Class PO2, PO, 10/25/33	47
60	Series 2003-1, Class PO3, PO, 09/25/33	54
32	Series 2003-UP3, Class A3, 7.000%, 09/25/33	32
88	Series 2003-UST1, Class A1, 5.500%, 12/25/18	87
21	Series 2003-UST1, Class PO1, PO, 12/25/18	20
8	Series 2003-UST1, Class PO3, PO, 12/25/18	8
117	Series 2004-UST1, Class A6, VAR, 2.796%, 08/25/34	112
290	Series 2005-1, Class 2A1A, VAR, 2.863%, 02/25/35	215
339	Series 2005-2, Class 2A11, 5.500%, 05/25/35	346
375	Series 2005-5, Class 1A2, VAR, 3.775%, 08/25/35	253
	Credit Suisse First Boston Mortgage Securities Corp.,
483	Series 2003-1, Class DB1, VAR, 6.735%, 02/25/33	491
19	Series 2003-17, Class 2A1, 5.000%, 07/25/18	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
196	Series 2003-21, Class 1A4, 5.250%, 09/25/33	201
300	Series 2003-25, Class 1P, PO, 10/25/33	260
11	Series 2004-5, Class 5P, PO, 08/25/19	11
2,424	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,472
2,697	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,698
	CSMC,
3,029	Series 2010-11R, Class A6, VAR, 1.603%, 06/28/47 (e)	3,004
432	Series 2011-16R, Class 7A3, VAR, 2.863%, 12/27/36 (e)	432
140	Series 2011-6R, Class 3A1, VAR, 3.237%, 07/28/36 (e)	140
104	Series 2012-3R, Class 1A1, VAR, 2.755%, 07/27/37 (e)	104
	First Horizon Alternative Mortgage Securities Trust,
659	Series 2004-AA4, Class A1, VAR, 2.839%, 10/25/34	645
991	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	846
1,922	Series 2007-FA4, Class 1A2, IF, IO, 5.058%, 08/25/37	396
	First Horizon Mortgage Pass-Through Trust,
345	Series 2004-AR2, Class 2A1, VAR, 3.072%, 05/25/34	341
681	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	679
	GMACM Mortgage Loan Trust,
404	Series 2003-AR1, Class A4, VAR, 3.624%, 10/19/33	399
158	Series 2004-J5, Class A7, 6.500%, 01/25/35	163
43	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	44
2,829	Series 2005-AR3, Class 3A4, VAR, 3.425%, 06/19/35	2,784
	GSMPS Mortgage Loan Trust,
708	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	717
1,043	Series 2005-RP3, Class 1AF, VAR, 0.942%, 09/25/35 (e)	897
788	Series 2005-RP3, Class 1AS, IO, VAR, 4.173%, 09/25/35 (e)	90
3,558	Series 2006-RP2, Class 1AS2, IF, IO, 5.555%, 04/25/36 (e)	438
	GSR Mortgage Loan Trust,
694	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	710
349	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	370
277	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	283
137	Series 2005-4F, Class AP, PO, 05/25/35	123
1,476	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,566
2,012	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,757
1,464	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,403
2,051	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,036
	Impac CMB Trust,
1,698	Series 2004-7, Class 1A1, VAR, 1.332%, 11/25/34	1,641
205	Series 2005-4, Class 2A1, VAR, 1.184%, 05/25/35	197
	Impac Secured Assets Trust,
510	Series 2006-1, Class 2A1, VAR, 0.942%, 05/25/36	459
318	Series 2006-2, Class 2A1, VAR, 0.942%, 08/25/36	313
	JP Morgan Mortgage Trust,
774	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	775
1,072	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	1,087
208	Series 2006-A3, Class 6A1, VAR, 3.163%, 08/25/34	208
39	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 3.075%, 09/26/36 (e)	39
	Lehman Mortgage Trust,
467	Series 2006-2, Class 1A1, VAR, 5.909%, 04/25/36	418
852	Series 2008-2, Class 1A6, 6.000%, 03/25/38	614

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	MASTR Adjustable Rate Mortgages Trust,
54	Series 2004-4, Class 2A1, VAR, 2.692%, 05/25/34	48
459	Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	469
1,069	Series 2004-13, Class 3A7, VAR, 3.049%, 11/21/34	1,090
359	Series 2004-15, Class 3A1, VAR, 3.799%, 12/25/34	338
	MASTR Alternative Loan Trust,
153	Series 2003-3, Class 1A1, 6.500%, 05/25/33	158
417	Series 2003-9, Class 8A1, 6.000%, 01/25/34	430
422	Series 2004-3, Class 2A1, 6.250%, 04/25/34	439
574	Series 2004-4, Class 10A1, 5.000%, 05/25/24	596
304	Series 2004-6, Class 30PO, PO, 07/25/34	222
470	Series 2004-6, Class 7A1, 6.000%, 07/25/34	464
213	Series 2004-7, Class 30PO, PO, 08/25/34	168
359	Series 2004-8, Class 6A1, 5.500%, 09/25/19	366
68	Series 2004-10, Class 1A1, 4.500%, 09/25/19	68
	MASTR Asset Securitization Trust,
8	Series 2003-2, Class 2A1, 4.500%, 03/25/18	7
6	Series 2003-3, Class 4A1, 5.000%, 04/25/18	6
16	Series 2003-4, Class 3A2, 5.000%, 05/25/18	16
48	Series 2003-12, Class 30PO, PO, 12/25/33	43
37	Series 2004-1, Class 30PO, PO, 02/25/34	29
9	Series 2004-4, Class 3A1, 4.500%, 04/25/19	9
13	Series 2004-6, Class 15PO, PO, 07/25/19	12
24	Series 2004-8, Class 1A1, 4.750%, 08/25/19	25
10	Series 2004-8, Class PO, PO, 08/25/19	10
2,073	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.942%, 05/25/35 (e)	1,607
322	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	256
	Merrill Lynch Mortgage Investors Trust,
195	Series 2003-E, Class A1, VAR, 1.212%, 10/25/28	185
1,926	Series 2003-F, Class A1, VAR, 1.232%, 10/25/28	1,881
530	Series 2004-1, Class 2A1, VAR, 2.759%, 12/25/34	530
363	Series 2004-A, Class A1, VAR, 1.052%, 04/25/29	348
4	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	4
409	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.232%, 02/25/35	393
380	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	379
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
154	Series 2003-A1, Class A1, 5.500%, 05/25/33	157
96	Series 2003-A1, Class A2, 6.000%, 05/25/33	98
34	Series 2003-A1, Class A5, 7.000%, 04/25/33	34
2	Series 2003-A1, Class A7, 5.000%, 04/25/18	2
3	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	4
191	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.931%, 05/25/35	184
	RALI Trust,
27	Series 2002-QS8, Class A5, 6.250%, 06/25/17	27
14	Series 2002-QS16, Class A3, IF, 15.385%, 10/25/17	14
51	Series 2003-QS3, Class A2, IF, 15.198%, 02/25/18	53
147	Series 2003-QS9, Class A3, IF, IO, 6.958%, 05/25/18	4
150	Series 2003-QS12, Class A2A, IF, IO, 7.008%, 06/25/18	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
46	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
365	Series 2003-QS14, Class A1, 5.000%, 07/25/18	366
107	Series 2003-QS18, Class A1, 5.000%, 09/25/18	108
1,358	Series 2004-QA6, Class NB2, VAR, 3.424%, 12/26/34	1,124
	RBSSP Resecuritization Trust,
236	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	245
75	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	75
452	Series 2009-12, Class 1A1, VAR, 5.846%, 11/25/33 (e)	467
104	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	105
	Residential Asset Securitization Trust,
223	Series 2003-A13, Class A3, 5.500%, 01/25/34	227
8	Series 2003-A14, Class A1, 4.750%, 02/25/19	8
2,031	Series 2005-A2, Class A4, IF, IO, 4.458%, 03/25/35	251
515	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	475
	RFMSI Trust,
24	Series 2003-S14, Class A4, PO, 07/25/18	24
53	Series 2004-S3, Class A1, 4.750%, 03/25/19	53
287	Series 2004-S6, Class 2A6, PO, 06/25/34	222
35	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	35
462	Series 2005-SA4, Class 1A1, VAR, 3.239%, 09/25/35	383
	Springleaf Mortgage Loan Trust,
1,484	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,478
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,062
446	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	445
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,126
6	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.863%, 06/25/34	6
577	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.222%, 10/19/34	550
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
635	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	647
983	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,008
	Structured Asset Securities Corp. Trust,
80	Series 2005-6, Class 4A1, 5.000%, 05/25/35	81
133	Series 2005-10, Class 5A9, 5.250%, 12/25/34	129
	Thornburg Mortgage Securities Trust,
311	Series 2003-4, Class A1, VAR, 1.232%, 09/25/43	300
761	Series 2004-4, Class 3A, VAR, 2.433%, 12/25/44	752
	WaMu Mortgage Pass-Through Certificates Trust,
119	Series 2003-AR8, Class A, VAR, 2.693%, 08/25/33	120
1,750	Series 2003-AR9, Class 1A6, VAR, 2.779%, 09/25/33	1,760
230	Series 2003-AR9, Class 2A, VAR, 2.849%, 09/25/33	225
58	Series 2003-S8, Class A6, 4.500%, 09/25/18	58
813	Series 2003-S9, Class A8, 5.250%, 10/25/33	845
75	Series 2003-S9, Class P, PO, 10/25/33	64
143	Series 2004-AR3, Class A1, VAR, 2.792%, 06/25/34	144
120	Series 2004-AR3, Class A2, VAR, 2.792%, 06/25/34	120
1,360	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,381
191	Series 2006-AR10, Class 2P, VAR, 2.888%, 09/25/36	163
144	Series 2006-AR12, Class 2P, VAR, 2.347%, 10/25/36	108
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
6,489	Series 2005-2, Class 1A4, IF, IO, 4.458%, 04/25/35	749
1,429	Series 2005-2, Class 2A3, IF, IO, 4.408%, 04/25/35	201

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,767	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	353
2,072	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,911
1,644	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	331
455	Series 2005-6, Class 2A4, 5.500%, 08/25/35	418
2,914	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,676
	Wells Fargo Mortgage-Backed Securities Trust,
140	Series 2003-K, Class 1A1, VAR, 2.903%, 11/25/33	140
265	Series 2003-K, Class 1A2, VAR, 2.903%, 11/25/33	266
291	Series 2004-EE, Class 2A1, VAR, 3.033%, 12/25/34	293
378	Series 2004-EE, Class 3A1, VAR, 3.185%, 12/25/34	390
1,706	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	1,756
276	Series 2004-V, Class 1A1, VAR, 3.060%, 10/25/34	278
107	Series 2005-16, Class APO, PO, 01/25/36	85
2,823	Series 2005-AR3, Class 1A1, VAR, 3.075%, 03/25/35	2,879
306	Series 2005-AR8, Class 2A1, VAR, 3.035%, 06/25/35	311
253	Series 2005-AR16, Class 2A1, VAR, 2.955%, 02/25/34	257
395	Series 2006-2, Class APO, PO, 03/25/36	319
155	Series 2006-4, Class 1APO, PO, 04/25/36	132
728	Series 2007-7, Class A7, 6.000%, 06/25/37	712
220	Series 2007-11, Class A14, 6.000%, 08/25/37	217

		127,596

	Total Collateralized Mortgage Obligations (Cost $538,080)	563,203

Commercial Mortgage-Backed Securities — 2.6%
	A10 Securitization LLC,
16	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	16
1,430	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,424
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,303
	A10 Term Asset Financing LLC,
692	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	688
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	688
260	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	259
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	568
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,242
1,252	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	1,277
234	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	235
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,491
483	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	479
478	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.579%, 06/11/41 (e)	—	(h)
31,132	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.554%, 12/11/49 (e)	15
748	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.338%, 02/15/31 (e)	744
2,102	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, VAR, 0.928%, 08/15/48	20
	COMM Mortgage Trust,
2,646	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	196
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,802
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,063

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,400	Series 2014-TWC, Class A, VAR, 1.389%, 02/13/32 (e)	1,400
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,203
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,934
130	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.951%, 07/10/38	130
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.151%, 11/25/25	3,662
872	Series KJ02, Class A2, 2.597%, 09/25/20	893
2,759	Series KJ09, Class A2, 2.838%, 09/25/22	2,811
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,455
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,003
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,524
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, VAR, 3.312%, 05/21/36 (e)	1,262
1,887	Series 2016-1A, Class C, VAR, 3.812%, 05/21/36 (e)	1,889
1,854	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	1,927
1,275	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,295
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	490
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	395
746	Series 2007-C1, Class A4, 5.716%, 02/15/51	762
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,018
	LB-UBS Commercial Mortgage Trust,
5,274	Series 2006-C7, Class XW, IO, VAR, 0.905%, 11/15/38 (e)	20
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	301
361	Series 2007-C2, Class A3, 5.430%, 02/15/40	363
2,945	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.839%, 12/12/49 (e)	4
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,099
	Morgan Stanley Capital I Trust,
7,503	Series 2006-IQ12, Class X1, IO, VAR, 0.639%, 12/15/43 (e)	—	(h)
30,205	Series 2007-HQ11, Class X, IO, VAR, 0.461%, 02/12/44 (e)	3
697	Series 2011-C3, Class A3, 4.054%, 07/15/49	727
	Morgan Stanley Re-REMIC Trust,
467	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	465
799	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	796
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,601
551	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.534%, 08/25/29 (e)	553
	PFP Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	1,378
1,055	Series 2015-2, Class C, VAR, 3.800%, 07/14/34 (e)	1,033
730	Series 2015-2, Class D, VAR, 4.550%, 07/14/34 (e)	709
	RAIT Trust,
386	Series 2014-FL3, Class A, VAR, 1.788%, 12/15/31 (e)	382
1,986	Series 2014-FL3, Class AS, VAR, 2.338%, 12/15/31 (e)	1,969
736	Series 2014-FL3, Class B, VAR, 3.180%, 12/15/31 (e)	733
758	Series 2015-FL4, Class A, VAR, 1.888%, 12/15/31 (e)	758
1,450	Series 2015-FL4, Class AS, VAR, 2.288%, 12/15/31 (e)	1,460
1,805	Series 2015-FL5, Class B, VAR, 4.438%, 01/15/31 (e)	1,810
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	663

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Resource Capital Corp., Ltd., (Cayman Islands),
382	Series 2015-CRE4, Class A, VAR, 1.955%, 08/15/32 (e)	380
1,151	Series 2015-CRE4, Class B, VAR, 3.535%, 08/15/32 (e)	1,083
377	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	377
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,295
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,103
9,643	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	485
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	878
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,420
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,271
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,523
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,132
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,834
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	838
400	Series 2013-C11, Class D, VAR, 4.348%, 03/15/45 (e)	363

	Total Commercial Mortgage-Backed Securities (Cost $86,340)	87,372

Corporate Bonds — 25.9%
	Consumer Discretionary — 1.6%
	Automobiles — 0.2%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	533
305	2.250%, 03/02/20 (e)	304
981	2.375%, 08/01/18 (e)	988
1,425	2.950%, 01/11/17 (e)	1,427
1,500	Ford Motor Co., 7.450%, 07/16/31	1,852
1,086	General Motors Co., 6.600%, 04/01/36	1,219
	Hyundai Capital America,
526	2.400%, 10/30/18 (e)	527
1,000	3.000%, 03/18/21 (e)	1,003
385	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	384
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	874

		9,111

	Hotels, Restaurants & Leisure — 0.1%
900	McDonald’s Corp., 4.700%, 12/09/35	936
718	Starbucks Corp., 2.700%, 06/15/22	724

		1,660

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,516
1,435	4.800%, 12/05/34	1,557

		3,073

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	118
400	6.650%, 11/15/37	495
250	6.900%, 08/15/39	315
1,075	7.300%, 04/30/28	1,363
430	8.875%, 04/26/23	562
	CBS Corp.,
740	3.700%, 08/15/24	742
792	4.000%, 01/15/26	808
345	4.600%, 01/15/45	327
140	4.850%, 07/01/42	136
360	4.900%, 08/15/44	355
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,797	4.464%, 07/23/22 (e)	1,865
703	6.384%, 10/23/35 (e)	787
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	338
	Comcast Corp.,
500	2.750%, 03/01/23	497
347	3.375%, 08/15/25	350
555	4.200%, 08/15/34	565
1,082	4.250%, 01/15/33	1,111
400	6.450%, 03/15/37	510
2,383	6.500%, 11/15/35	3,059

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	434
885	4.800%, 02/01/35 (e)	808
125	8.375%, 03/01/39 (e)	153
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	519
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,072
569	4.950%, 05/15/42	508
	Grupo Televisa S.A.B., (Mexico),
221	4.625%, 01/30/26	222
200	6.125%, 01/31/46	197
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,544
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	275
310	4.375%, 04/01/21	334
800	5.950%, 04/01/41	972
515	6.400%, 04/30/40	661
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	295
	Time Warner Cable LLC,
359	5.500%, 09/01/41	357
400	6.550%, 05/01/37	448
800	8.250%, 04/01/19	903
300	Time Warner Cos., Inc., 7.570%, 02/01/24	369
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,809
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,679
555	4.750%, 03/29/21	597
313	5.375%, 10/15/41	327
150	6.200%, 03/15/40	170
172	6.250%, 03/29/41	198
265	6.500%, 11/15/36	319
250	7.625%, 04/15/31	330
301	7.700%, 05/01/32	397
	Viacom, Inc.,
235	2.750%, 12/15/19	237
600	3.125%, 06/15/22	596
67	3.250%, 03/15/23	65
808	3.875%, 04/01/24	809
464	4.375%, 03/15/43	405
250	4.500%, 02/27/42	222
262	4.850%, 12/15/34	250

		32,784

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	490
971	4.375%, 09/01/23	990
341	4.500%, 12/15/34	301
157	5.125%, 01/15/42	143
300	6.375%, 03/15/37	310
185	6.700%, 07/15/34	196
230	7.450%, 07/15/17	238
455	Nordstrom, Inc., 4.000%, 10/15/21	478
350	Target Corp., 2.500%, 04/15/26	332

		3,478

	Specialty Retail — 0.1%
417	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	412
502	Gap, Inc. (The), 5.950%, 04/12/21	527
	Home Depot, Inc. (The),
334	2.125%, 09/15/26	307
454	3.000%, 04/01/26	451
196	3.500%, 09/15/56	170
517	4.200%, 04/01/43	524
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	274
739	4.650%, 04/15/42	775
326	5.125%, 11/15/41	366
750	Series B, 7.110%, 05/15/37	984

		4,790

	Total Consumer Discretionary	54,896

	Consumer Staples — 1.4%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	625
920	5.750%, 04/01/36	1,072
	Anheuser-Busch InBev Finance, Inc.,
94	1.900%, 02/01/19	94
3,824	3.300%, 02/01/23	3,867
1,733	3.650%, 02/01/26	1,741
900	3.700%, 02/01/24	931
1,430	4.700%, 02/01/36	1,495
1,135	4.900%, 02/01/46	1,211
750	Brown-Forman Corp., 4.500%, 07/15/45	785

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	555
255	Diageo Investment Corp., 8.000%, 09/15/22	320
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	355
187	Molson Coors Brewing Co., 3.000%, 07/15/26	176
	PepsiCo, Inc.,
1,220	3.100%, 07/17/22	1,260
534	4.450%, 04/14/46	560
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	729

		15,776

	Food & Staples Retailing — 0.5%
858	Costco Wholesale Corp., 2.250%, 02/15/22	852
	CVS Health Corp.,
2,036	2.125%, 06/01/21	1,995
1,418	2.875%, 06/01/26	1,341
725	4.000%, 12/05/23	755
322	5.300%, 12/05/43	358
973	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,115
	Kroger Co. (The),
900	4.000%, 02/01/24	937
1,100	6.900%, 04/15/38	1,386
2,480	7.500%, 04/01/31	3,331
291	Sysco Corp., 3.750%, 10/01/25	293
200	Walgreen Co., 4.400%, 09/15/42	190
	Walgreens Boots Alliance, Inc.,
1,989	3.100%, 06/01/23	1,962
663	3.800%, 11/18/24	673
386	4.500%, 11/18/34	381
400	4.800%, 11/18/44	399
	Wal-Mart Stores, Inc.,
762	5.000%, 10/25/40	867
255	6.200%, 04/15/38	335
350	7.550%, 02/15/30	499

		17,669

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	97
1,415	8.500%, 06/15/19	1,627
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	194
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	616
535	4.307%, 05/14/21 (e)	572
850	7.350%, 03/06/19 (e)	949
500	Danone S.A., (France), 2.589%, 11/02/23 (e)	482
	Kraft Heinz Foods Co.,
814	3.500%, 06/06/22	832
694	5.000%, 06/04/42	714
1,187	6.125%, 08/23/18	1,272
2,353	6.875%, 01/26/39	2,967
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	320
153	4.125%, 11/15/25	157
	Tyson Foods, Inc.,
777	3.950%, 08/15/24	794
1,100	4.875%, 08/15/34	1,127

		12,720

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	219
426	3.050%, 08/15/25	428
71	7.500%, 11/01/18	79
550	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	637

		1,363

	Total Consumer Staples	47,528

	Energy — 2.7%
	Energy Equipment & Services — 0.2%
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	243
	Halliburton Co.,
714	3.500%, 08/01/23	717
193	4.850%, 11/15/35	197
1,620	7.450%, 09/15/39	2,133
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	195
200	5.000%, 09/15/20	201
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	454

		4,327

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 2.5%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	174
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	374
	Apache Corp.,
138	3.250%, 04/15/22	139
556	4.750%, 04/15/43	548
500	6.900%, 09/15/18	540
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	248
	Boardwalk Pipelines LP,
338	4.950%, 12/15/24	343
318	5.950%, 06/01/26	339
	BP Capital Markets plc, (United Kingdom),
1,283	2.237%, 05/10/19	1,290
1,182	2.750%, 05/10/23	1,154
375	3.119%, 05/04/26	363
451	3.506%, 03/17/25	454
1,337	3.814%, 02/10/24	1,381
	Buckeye Partners LP,
95	3.950%, 12/01/26	91
500	4.350%, 10/15/24	505
330	4.875%, 02/01/21	350
770	5.850%, 11/15/43	767
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	255
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	393
350	6.250%, 03/15/38	381
1,000	6.750%, 02/01/39	1,113
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	197
356	4.450%, 09/15/42	293
759	6.750%, 11/15/39	797
	Chevron Corp.,
560	2.355%, 12/05/22	548
1,200	2.566%, 05/16/23	1,179
1,000	4.950%, 03/03/19	1,068
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,843
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,837
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	291
200	ConocoPhillips, 6.500%, 02/01/39	245
	ConocoPhillips Co.,
945	3.350%, 11/15/24	928
1,205	4.200%, 03/15/21	1,278
	Devon Energy Corp.,
750	3.250%, 05/15/22	727
522	4.750%, 05/15/42	464
673	7.950%, 04/15/32	812
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	482
773	5.375%, 06/26/26	744
226	5.875%, 09/18/23	233
350	Enbridge, Inc., (Canada), 5.500%, 12/01/46	357
	Encana Corp., (Canada),
545	6.500%, 05/15/19	585
150	6.500%, 08/15/34	154
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	435
964	4.050%, 03/15/25	933
364	5.150%, 03/15/45	326
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	917
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	139
838	4.150%, 06/01/25	792
500	5.050%, 04/01/45	422
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	499
343	3.750%, 02/15/25	343
475	3.900%, 02/15/24	485
333	3.950%, 02/15/27	334
199	4.850%, 03/15/44	190
155	4.950%, 10/15/54	143
318	5.100%, 02/15/45	314
201	5.950%, 02/01/41	218
	EOG Resources, Inc.,
379	2.625%, 03/15/23	366
600	4.100%, 02/01/21	632
902	5.100%, 01/15/36	972
	Exxon Mobil Corp.,
553	2.397%, 03/06/22	549

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
447	2.726%, 03/01/23	446
1,063	3.043%, 03/01/26	1,052
393	4.114%, 03/01/46	393
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	950
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	232
1,700	7.875%, 09/15/31	2,086
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	339
1,127	5.150%, 10/15/43	1,135
250	6.550%, 07/15/19	277
	Marathon Oil Corp.,
833	2.800%, 11/01/22	767
902	5.900%, 03/15/18	942
1,620	6.000%, 10/01/17	1,672
578	Marathon Petroleum Corp., 3.625%, 09/15/24	555
	Noble Energy, Inc.,
314	5.050%, 11/15/44	297
294	5.625%, 05/01/21	305
	Occidental Petroleum Corp.,
281	3.400%, 04/15/26	281
1,022	3.500%, 06/15/25	1,032
	ONEOK Partners LP,
515	3.200%, 09/15/18	526
151	3.375%, 10/01/22	150
2,000	4.900%, 03/15/25	2,108
334	5.000%, 09/15/23	354
350	6.650%, 10/01/36	383
450	8.625%, 03/01/19	508
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	343
1,295	6.800%, 05/15/38	1,607
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25	327
974	4.500%, 01/23/26	864
393	4.875%, 01/18/24	367
158	5.500%, 06/27/44	122
617	5.625%, 01/23/46	477
647	6.375%, 02/04/21 (e)	681
846	6.375%, 01/23/45	718
250	6.625%, 06/15/35	229
313	6.750%, 09/21/47 (e)	273
538	6.875%, 08/04/26 (e)	551
182	Phillips 66, 4.300%, 04/01/22	196
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	323
1,000	3.600%, 11/01/24	943
2,500	4.650%, 10/15/25	2,513
1,480	4.900%, 02/15/45	1,298
	Schlumberger Holdings Corp.,
649	3.625%, 12/21/22 (e)	673
200	4.000%, 12/21/25 (e)	207
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	876
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	478
1,500	5.650%, 03/01/20	1,589
500	6.200%, 04/15/18	524
400	8.000%, 10/01/19	454
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	532
452	5.950%, 09/25/43	495
	Statoil ASA, (Norway),
1,373	1.150%, 05/15/18	1,366
353	1.200%, 01/17/18	352
406	2.450%, 01/17/23	396
1,071	2.650%, 01/15/24	1,045
613	3.150%, 01/23/22	628
456	3.250%, 11/10/24	461
253	4.250%, 11/23/41	247
180	Suncor Energy, Inc., (Canada), 5.950%, 12/01/34	204
	Sunoco Logistics Partners Operations LP,
244	3.900%, 07/15/26	232
259	4.250%, 04/01/24	258
531	4.400%, 04/01/21	561
170	5.300%, 04/01/44	158
1,133	5.350%, 05/15/45	1,053
400	6.100%, 02/15/42	404
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	537
	Tosco Corp.,
310	7.800%, 01/01/27	384
400	8.125%, 02/15/30	520

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Total Capital International S.A., (France),
233	2.700%, 01/25/23	230
500	2.750%, 06/19/21	506
370	3.750%, 04/10/24	387
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	433
1,200	6.200%, 10/15/37	1,441
340	6.500%, 08/15/18	365
1,100	7.250%, 08/15/38	1,477
74	Western Gas Partners LP, 5.375%, 06/01/21	79

		83,447

	Total Energy	87,774

	Financials — 10.4%
	Banks — 4.7%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,592
669	2.500%, 10/30/18 (e)	675
616	4.750%, 07/28/25 (e)	622
600	4.800%, 04/18/26 (e)	608
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	757
402	2.850%, 08/06/20 (e)	407
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	896
263	4.400%, 05/19/26 (e)	265
228	4.875%, 01/12/21 (e)	247
	Bank of America Corp.,
600	2.000%, 01/11/18	601
1,072	3.300%, 01/11/23	1,073
1,189	3.500%, 04/19/26	1,175
4,752	3.875%, 08/01/25	4,831
972	4.000%, 04/01/24	1,004
547	4.125%, 01/22/24	569
700	4.200%, 08/26/24	711
851	4.250%, 10/22/26	856
542	4.450%, 03/03/26	556
2,065	5.000%, 05/13/21	2,242
740	5.625%, 07/01/20	815
645	5.650%, 05/01/18	678
420	5.750%, 12/01/17	436
400	5.875%, 01/05/21	447
2,996	6.400%, 08/28/17	3,101
4,294	6.875%, 04/25/18	4,581
875	7.625%, 06/01/19	985
1,640	Series L, 2.250%, 04/21/20	1,625
760	Series L, 2.650%, 04/01/19	768
921	Series L, 3.950%, 04/21/25	912
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	811
855	2.375%, 01/25/19	862
1,106	2.550%, 11/06/22	1,092
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,993
1,100	1.700%, 06/11/18	1,100
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,278
	Banque Federative du Credit Mutuel S.A., (France),
1,600	1.700%, 01/20/17 (e)	1,601
245	2.000%, 04/12/19 (e)	244
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	277
1,000	6.050%, 12/04/17 (e)	1,036
	Barclays plc, (United Kingdom),
1,449	3.200%, 08/10/21	1,425
1,808	3.650%, 03/16/25	1,724
400	4.375%, 01/12/26	399
435	5.250%, 08/17/45	453
	BB&T Corp.,
900	2.625%, 06/29/20	907
740	5.250%, 11/01/19	800
380	6.850%, 04/30/19	422
600	BNP Paribas S.A., (France), 4.375%, 05/12/26 (e)	589
	BNZ International Funding Ltd., (New Zealand),
450	2.100%, 09/14/21 (e)	437
632	2.350%, 03/04/19 (e)	635
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,959
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,637
	Capital One N.A.,
978	2.350%, 08/17/18	984
850	2.400%, 09/05/19	853

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	997
800	1.750%, 05/01/18	799
507	1.800%, 02/05/18	507
1,210	2.050%, 12/07/18	1,210
1,096	2.150%, 07/30/18	1,100
115	2.350%, 08/02/21	113
500	2.400%, 02/18/20	499
778	2.700%, 03/30/21	777
1,000	3.400%, 05/01/26	971
1,900	3.700%, 01/12/26	1,893
500	3.875%, 03/26/25	496
1,200	4.300%, 11/20/26	1,208
569	4.400%, 06/10/25	580
555	4.650%, 07/30/45	571
1,000	4.750%, 05/18/46	984
137	5.300%, 05/06/44	145
865	5.500%, 09/13/25	946
321	5.875%, 01/30/42	380
250	6.625%, 01/15/28	298
223	8.125%, 07/15/39	327
148	Comerica, Inc., 3.800%, 07/22/26	145
832	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	849
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,000
789	3.875%, 02/08/22	833
1,488	4.375%, 08/04/25	1,514
500	5.800%, 09/30/10[1] (e)	556
1,400	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	1,374
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20	246
310	3.450%, 04/16/21	310
340	3.750%, 03/26/25	326
419	3.800%, 09/15/22	419
800	3.800%, 06/09/23	784
762	4.550%, 04/17/26	772
484	4.875%, 05/15/45	483
	Discover Bank,
343	3.100%, 06/04/20	347
1,000	3.200%, 08/09/21	1,006
1,101	4.200%, 08/08/23	1,142
	Fifth Third Bancorp,
1,028	2.875%, 07/27/20	1,038
760	5.450%, 01/15/17	763
	Fifth Third Bank,
600	2.375%, 04/25/19	605
340	2.875%, 10/01/21	345
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,430
666	4.125%, 08/12/20 (e)	698
575	4.750%, 01/19/21 (e)	617
	HSBC Holdings plc, (United Kingdom),
1,854	3.600%, 05/25/23	1,860
200	3.900%, 05/25/26	199
1,056	4.000%, 03/30/22	1,092
939	4.250%, 08/18/25	934
600	6.100%, 01/14/42	744
321	Huntington Bancshares, Inc., 3.150%, 03/14/21	325
	Huntington National Bank (The),
250	2.000%, 06/30/18	250
858	2.875%, 08/20/20	868
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	681
729	KeyBank N.A., 3.180%, 05/22/22	733
	KeyCorp,
315	2.900%, 09/15/20	318
300	5.100%, 03/24/21	329
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,202
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	424
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	392
623	2.650%, 09/25/19 (e)	629
742	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	735
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	267
250	National City Bank, 5.800%, 06/07/17	255
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	998
945	4.250%, 09/21/22 (e)	989
	PNC Bank N.A.,
490	1.950%, 03/04/19	491

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
400	6.875%, 04/01/18	426
	PNC Financial Services Group, Inc. (The),
182	3.900%, 04/29/24	187
864	4.375%, 08/11/20	922
950	5.625%, 02/01/17	956
298	6.700%, 06/10/19	332
709	SUB, 2.854%, 11/09/22	707
964	Regions Financial Corp., 3.200%, 02/08/21	980
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	985
1,450	1.875%, 02/05/20	1,442
1,789	2.000%, 10/01/18	1,799
1,000	2.200%, 07/27/18	1,008
800	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	756
	Santander UK Group Holdings plc, (United Kingdom),
180	2.875%, 10/16/20	178
452	3.125%, 01/08/21	449
909	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	914
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402
850	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	845
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	918
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,143
	Standard Chartered plc, (United Kingdom),
769	4.050%, 04/12/26 (e)	760
1,300	5.200%, 01/26/24 (e)	1,335
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.632%, 07/14/26	810
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	257
880	6.000%, 09/11/17	909
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,353
114	1.800%, 07/13/21	111
115	2.125%, 04/07/21	114
521	2.250%, 11/05/19	524
	U.S. Bancorp,
550	1.650%, 05/15/17	551
540	3.000%, 03/15/22	552
566	4.125%, 05/24/21	608
1,277	7.500%, 06/01/26	1,658
1,000	Series V, 2.375%, 07/22/26	928
896	U.S. Bank N.A., 2.800%, 01/27/25	876
	UBS Group Funding Jersey Ltd., (Jersey),
269	2.650%, 02/01/22 (e)	261
963	4.125%, 04/15/26 (e)	971
6,606	Wachovia Corp., 5.750%, 02/01/18	6,906
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,184
453	3.000%, 02/19/25	438
540	3.000%, 04/22/26	517
1,000	3.300%, 09/09/24	993
850	3.500%, 03/08/22	877
484	4.100%, 06/03/26	492
694	4.300%, 07/22/27	716
500	4.600%, 04/01/21	539
920	4.650%, 11/04/44	914
1,280	5.606%, 01/15/44	1,458
1,000	5.625%, 12/11/17	1,041
1,200	Series N, 2.150%, 01/30/20	1,192
702	Series WI, 4.480%, 01/16/24	737
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	260
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	337
2,141	4.875%, 11/19/19	2,301

		156,500

	Capital Markets — 2.5%
	Ameriprise Financial, Inc.,
761	2.875%, 09/15/26	727
1,500	4.000%, 10/15/23	1,574
	Bank of New York Mellon Corp. (The),
880	2.200%, 03/04/19	887
909	2.600%, 08/17/20	917
254	2.800%, 05/04/26	245
700	3.250%, 09/11/24	705
413	3.550%, 09/23/21	430
760	4.600%, 01/15/20	810
950	Series 0012, 3.650%, 02/04/24	983

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	BlackRock, Inc.,
660	3.375%, 06/01/22	688
540	3.500%, 03/18/24	561
430	4.250%, 05/24/21	465
437	Series 2, 5.000%, 12/10/19	475
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	393
1,940	5.875%, 03/15/21 (e)	2,192
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	348
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,260
777	3.000%, 03/15/25	778
285	5.300%, 09/15/43	331
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	416
728	2.300%, 05/28/19	729
271	3.000%, 10/29/21	272
402	3.625%, 09/09/24	404
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	583
616	2.950%, 08/20/20	595
984	3.375%, 05/12/21	952
805	6.000%, 09/01/17	824
500	FMR LLC, 6.450%, 11/15/39 (e)	608
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	953
1,309	2.625%, 01/31/19	1,323
300	2.625%, 04/25/21	298
453	2.750%, 09/15/20	455
1,720	2.875%, 02/25/21	1,725
557	3.500%, 01/23/25	554
525	3.750%, 05/22/25	529
469	3.750%, 02/25/26	471
359	3.850%, 07/08/24	367
1,100	4.000%, 03/03/24	1,137
1,415	4.250%, 10/21/25	1,430
493	5.250%, 07/27/21	542
1,786	5.375%, 03/15/20	1,940
1,200	5.750%, 01/24/22	1,354
2,590	5.950%, 01/18/18	2,706
685	6.750%, 10/01/37	841
2,678	7.500%, 02/15/19	2,982
949	Series D, 6.000%, 06/15/20	1,056
900	ING Bank N.V., (Netherlands), 1.650%, 08/15/19 (e)	888
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	454
884	4.000%, 10/15/23	938
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	395
657	4.000%, 01/30/24	688
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,050
1,010	6.450%, 06/08/27	1,091
880	6.875%, 04/15/21	1,002
	Macquarie Bank Ltd., (Australia),
2,615	1.600%, 10/27/17 (e)	2,615
896	2.600%, 06/24/19 (e)	904
1,000	2.850%, 07/29/20 (e)	1,007
1,000	4.000%, 07/29/25 (e)	1,019
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,303
1,650	6.250%, 01/14/21 (e)	1,833
	Morgan Stanley,
1,064	2.500%, 04/21/21	1,052
500	2.650%, 01/27/20	503
2,365	2.800%, 06/16/20	2,384
1,250	3.700%, 10/23/24	1,265
946	3.875%, 01/27/26	957
2,873	4.000%, 07/23/25	2,936
1,550	4.100%, 05/22/23	1,587
480	4.350%, 09/08/26	490
1,574	5.000%, 11/24/25	1,680
475	5.500%, 07/24/20	520
559	5.500%, 07/28/21	622
1,265	5.625%, 09/23/19	1,374
906	5.750%, 01/25/21	1,007
1,400	6.625%, 04/01/18	1,486
970	7.300%, 05/13/19	1,084
547	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	613
	State Street Corp.,
369	3.100%, 05/15/23	368
2,792	3.550%, 08/18/25	2,865
1,164	3.700%, 11/20/23	1,216
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	384

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	490
1,278	3.950%, 09/30/21	1,329
441	4.500%, 05/23/43	412
325	4.700%, 10/15/19	345

		82,971

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	746
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,142
1,028	1.875%, 11/05/18	1,031
1,841	2.250%, 05/05/21	1,821
1,455	2.375%, 05/26/20	1,456
	American Honda Finance Corp.,
363	2.125%, 10/10/18	366
417	2.250%, 08/15/19	420
150	7.625%, 10/01/18 (e)	166
	Capital One Financial Corp.,
750	3.200%, 02/05/25	729
1,281	3.500%, 06/15/23	1,282
300	3.750%, 04/24/24	305
1,462	4.200%, 10/29/25	1,462
	Caterpillar Financial Services Corp.,
323	1.931%, 10/01/21 (e)	313
882	2.250%, 12/01/19	887
402	2.850%, 06/01/22	405
585	7.150%, 02/15/19	651
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	472
340	2.145%, 01/09/18	340
991	2.240%, 06/15/18	993
513	2.375%, 03/12/19	512
1,653	3.000%, 06/12/17	1,665
507	3.096%, 05/04/23	488
1,162	4.134%, 08/04/25	1,149
200	4.250%, 09/20/22	207
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	493
1,091	3.200%, 07/13/20	1,090
1,230	3.700%, 05/09/23	1,208
207	HSBC Finance Corp., 7.350%, 11/27/32	253
	HSBC USA, Inc.,
800	1.625%, 01/16/18	799
1,077	2.350%, 03/05/20	1,066
2,469	2.750%, 08/07/20	2,467
	John Deere Capital Corp.,
335	1.700%, 01/15/20	331
893	2.800%, 03/06/23	888
233	3.150%, 10/15/21	240
400	Series 0014, 2.450%, 09/11/20	400
626	PACCAR Financial Corp., 1.400%, 05/18/18	626
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	412
558	2.100%, 01/17/19	561

		29,842

	Diversified Financial Services — 1.1%
1,455	Bank of America N.A., 5.300%, 03/15/17	1,471
	Berkshire Hathaway, Inc.,
233	3.000%, 02/11/23	236
2,498	3.400%, 01/31/22	2,616
840	3.750%, 08/15/21	894
	GE Capital International Funding Co., Unlimited Co., (Ireland),
3,710	2.342%, 11/15/20	3,707
2,986	3.373%, 11/15/25	3,020
3,040	4.418%, 11/15/35	3,159
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	302
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	336
200	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	198
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,154
681	Series KK, 3.550%, 01/15/24	726
	Shell International Finance B.V., (Netherlands),
804	2.125%, 05/11/20	801
2,953	2.875%, 05/10/26	2,839
2,854	4.000%, 05/10/46	2,641
789	4.125%, 05/11/35	786
1,020	4.300%, 09/22/19	1,082
1,005	4.375%, 03/25/20	1,081
1,280	6.375%, 12/15/38	1,607

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	640
513	4.400%, 05/27/45 (e)	534
300	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 09/24/25 (e)	302
540	Voya Financial, Inc., 3.650%, 06/15/26	521

		34,653

	Insurance — 1.1%
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	657
651	Allstate Corp. (The), 3.150%, 06/15/23	661
	American International Group, Inc.,
674	3.750%, 07/10/25	676
296	3.875%, 01/15/35	276
641	4.125%, 02/15/24	666
1,685	4.700%, 07/10/35	1,740
306	Aon Corp., 6.250%, 09/30/40	363
452	Aon plc, (United Kingdom), 3.875%, 12/15/25	462
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	403
748	4.300%, 05/15/43	763
1,574	4.400%, 05/15/42	1,625
120	Chubb Corp. (The), 5.750%, 05/15/18	127
	Chubb INA Holdings, Inc.,
380	2.300%, 11/03/20	380
533	2.875%, 11/03/22	537
	CNA Financial Corp.,
463	3.950%, 05/15/24	468
337	4.500%, 03/01/26	348
	Jackson National Life Global Funding,
563	1.875%, 10/15/18 (e)	564
675	3.050%, 04/29/26 (e)	645
	Liberty Mutual Group, Inc.,
408	4.950%, 05/01/22 (e)	442
900	6.500%, 03/15/35 (e)	1,071
100	Liberty Mutual Insurance Co., 8.500%, 05/15/25 (e)	123
598	Lincoln National Corp., 4.200%, 03/15/22	634
	Marsh & McLennan Cos., Inc.,
676	2.350%, 03/06/20	676
288	3.300%, 03/14/23	292
	Massachusetts Mutual Life Insurance Co.,
280	5.375%, 12/01/41 (e)	311
300	8.875%, 06/01/39 (e)	443
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	613
	MetLife, Inc.,
600	4.875%, 11/13/43	643
555	Series A, 6.817%, 08/15/18	601
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	605
2,838	2.300%, 04/10/19 (e)	2,851
1,277	3.875%, 04/11/22 (e)	1,356
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,613
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	128
3,951	2.150%, 06/18/19 (e)	3,975
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	661
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	829
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	384
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	962
920	Progressive Corp. (The), 2.450%, 01/15/27	854
603	Prudential Financial, Inc., 5.750%, 07/15/33	682
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,277
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	392
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	302

		36,081

	Thrifts & Mortgage Finance — 0.1%
	BPCE S.A., (France),
850	1.625%, 01/26/18	848
800	3.375%, 12/02/26	792
800	4.625%, 07/11/24 (e)	781

		2,421

	Total Financials	342,468

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.5%
	Biotechnology — 0.6%
	AbbVie, Inc.,
992	2.000%, 11/06/18	994
1,164	2.500%, 05/14/20	1,161
491	2.850%, 05/14/23	476
1,109	2.900%, 11/06/22	1,093
872	3.200%, 11/06/22	871
322	3.600%, 05/14/25	317
315	4.300%, 05/14/36	300
1,483	4.500%, 05/14/35	1,446
	Amgen, Inc.,
237	2.125%, 05/01/20	236
491	3.625%, 05/22/24	499
1,000	3.875%, 11/15/21	1,049
3,420	4.663%, 06/15/51 (e)	3,320
500	4.950%, 10/01/41	510
680	5.700%, 02/01/19	733
	Baxalta, Inc.,
500	3.600%, 06/23/22	506
167	5.250%, 06/23/45	176
	Biogen, Inc.,
918	3.625%, 09/15/22	945
250	5.200%, 09/15/45	268
	Celgene Corp.,
873	2.875%, 08/15/20	882
1,336	3.250%, 08/15/22	1,350
929	3.625%, 05/15/24	934
633	5.000%, 08/15/45	651
	Gilead Sciences, Inc.,
539	2.500%, 09/01/23	518
632	3.650%, 03/01/26	637
816	4.600%, 09/01/35	837

		20,709

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	165
243	3.734%, 12/15/24	248
100	5.000%, 05/15/19	107
420	Danaher Corp., 2.400%, 09/15/20	421
	Medtronic, Inc.,
422	3.125%, 03/15/22	432
399	3.150%, 03/15/22	409
960	4.375%, 03/15/35	993
128	Stryker Corp., 3.500%, 03/15/26	128

		2,903

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
524	2.800%, 06/15/23	512
397	4.250%, 06/15/36	393
265	4.500%, 05/15/42	264
440	6.750%, 12/15/37	571
	Anthem, Inc.,
467	2.300%, 07/15/18	469
615	3.125%, 05/15/22	614
280	3.300%, 01/15/23	279
500	4.625%, 05/15/42	493
535	4.650%, 01/15/43	531
648	4.650%, 08/15/44	638
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	544
690	3.750%, 09/15/25	707
	Express Scripts Holding Co.,
305	3.000%, 07/15/23	296
900	3.500%, 06/15/24	892
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	643
425	Mayo Clinic, Series 2016, 4.128%, 11/15/52	419
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	576
251	Quest Diagnostics, Inc., 3.450%, 06/01/26	247
640	Texas Health Resources, 4.330%, 11/15/55	634
	UnitedHealth Group, Inc.,
472	1.700%, 02/15/19	471
173	2.750%, 02/15/23	172
400	2.875%, 03/15/23	401
697	3.100%, 03/15/26	690
697	3.350%, 07/15/22	718
1,050	3.375%, 11/15/21	1,094
760	4.625%, 07/15/35	817
620	6.625%, 11/15/37	813

		14,898

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
369	3.000%, 04/15/23	364

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — continued
344	3.150%, 01/15/23	342
176	3.600%, 08/15/21	182
343	4.150%, 02/01/24	358

		1,246

	Pharmaceuticals — 0.3%
	Actavis Funding SCS, (Luxembourg),
443	3.450%, 03/15/22	450
706	4.550%, 03/15/35	692
275	Actavis, Inc., 3.250%, 10/01/22	275
	Allergan, Inc.,
250	2.800%, 03/15/23	240
453	3.375%, 09/15/20	462
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	396
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,012
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	754
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	695
546	Johnson & Johnson, 3.550%, 03/01/36	541
	Merck & Co., Inc.,
644	2.350%, 02/10/22	641
474	2.400%, 09/15/22	470
562	2.800%, 05/18/23	560
210	3.700%, 02/10/45	199
	Mylan N.V., (Netherlands),
463	3.950%, 06/15/26 (e)	434
318	5.250%, 06/15/46 (e)	291
	Mylan, Inc.,
520	3.125%, 01/15/23 (e)	491
250	5.400%, 11/29/43	238
560	Novartis Capital Corp., 3.400%, 05/06/24	578
650	Pfizer, Inc., 3.000%, 06/15/23	661
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	117

		10,390

	Total Health Care	50,146

	Industrials — 1.9%
	Aerospace & Defense — 0.3%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	551
	BAE Systems Holdings, Inc.,
900	3.800%, 10/07/24 (e)	922
400	6.375%, 06/01/19 (e)	438
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	762
200	Boeing Co. (The), 7.950%, 08/15/24	264
149	L-3 Communications Corp., 3.850%, 12/15/26	149
	Lockheed Martin Corp.,
131	3.100%, 01/15/23	133
1,281	4.070%, 12/15/42	1,250
292	4.850%, 09/15/41	314
277	Series B, 6.150%, 09/01/36	343
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	418
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,364
340	Raytheon Co., 3.150%, 12/15/24	345
	United Technologies Corp.,
681	3.100%, 06/01/22	699
543	4.150%, 05/15/45	540
914	4.500%, 06/01/42	960

		9,452

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
181	3.250%, 04/01/26	179
318	3.900%, 02/01/35	301
239	4.100%, 04/15/43	221
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	423
160	SUB, 8.375%, 04/01/30	222
214	United Parcel Service, Inc., 2.450%, 10/01/22	213

		1,559

	Airlines — 0.1%
378	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	395
181	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	192
550	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	589

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
283	American Airlines 2016-2 Class A Pass-Through Trust, 3.650%, 06/15/28	282
143	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	153
377	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	415
180	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	186
295	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	310
128	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	136
329	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	349
1,045	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	1,055

		4,062

	Building Products — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	615
675	4.250%, 03/01/21	717
273	4.950%, 07/02/64	254
1,000	5.250%, 12/01/41	1,083

		2,669

	Commercial Services & Supplies — 0.1%
200	Pitney Bowes, Inc., 5.600%, 03/15/18	208
643	President & Fellows of Harvard College, 3.300%, 07/15/56	571
	Republic Services, Inc.,
175	2.900%, 07/01/26	168
614	3.550%, 06/01/22	636
	Waste Management, Inc.,
556	2.400%, 05/15/23	539
156	3.900%, 03/01/35	154
214	4.750%, 06/30/20	231

		2,507

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
292	2.875%, 05/08/22	295
145	4.375%, 05/08/42	152
789	Fluor Corp., 3.375%, 09/15/21	810

		1,257

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	168
570	5.600%, 05/15/18	601
300	7.625%, 04/01/24	362

		1,313

	Industrial Conglomerates — 0.3%
	General Electric Co.,
107	2.700%, 10/09/22	108
573	3.100%, 01/09/23	583
573	3.150%, 09/07/22	588
541	3.375%, 03/11/24	558
789	4.650%, 10/17/21	869
191	5.300%, 02/11/21	212
512	5.500%, 01/08/20	565
95	5.875%, 01/14/38	118
794	Series A, 6.750%, 03/15/32	1,046
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	547
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	435
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,019
409	5.750%, 03/11/18	429
	Pentair Finance S.A., (Luxembourg),
981	2.900%, 09/15/18	991
450	4.650%, 09/15/25	462
192	Roper Technologies, Inc., 3.000%, 12/15/20	194
223	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	240

		8,964

	Machinery — 0.2%
164	Caterpillar, Inc., 2.600%, 06/26/22	164
	Deere & Co.,
819	2.600%, 06/08/22	819
346	3.900%, 06/09/42	346
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	416
1,920	3.900%, 09/01/42	1,916
290	Ingersoll-Rand Co., 6.391%, 11/15/27	335

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	635
215	5.500%, 05/15/18	228
	Xylem, Inc.,
197	3.250%, 11/01/26	190
224	4.375%, 11/01/46	214

		5,263

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.300%, 06/01/21	373

	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	202
522	3.050%, 03/15/22	534
300	3.450%, 09/15/21	313
136	3.600%, 09/01/20	142
249	3.750%, 04/01/24	262
375	4.375%, 09/01/42	381
500	4.400%, 03/15/42	510
455	4.700%, 09/01/45	488
769	5.150%, 09/01/43	867
1,658	5.400%, 06/01/41	1,922
335	5.750%, 03/15/18	353
425	5.750%, 05/01/40	509
250	6.700%, 08/01/28	320
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	647
1,130	6.125%, 09/15/15[2]	1,299
250	7.125%, 10/15/31	331
	CSX Corp.,
400	3.400%, 08/01/24	409
526	3.950%, 05/01/50	467
300	4.250%, 06/01/21	321
191	4.750%, 05/30/42	195
575	5.500%, 04/15/41	649
500	7.900%, 05/01/17	514
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	598
355	5.250%, 10/01/20 (e)	386
436	5.625%, 03/15/42 (e)	475
350	6.375%, 10/15/17 (e)	364
746	6.700%, 06/01/34 (e)	903
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	767
595	3.950%, 10/01/42	556
100	6.000%, 03/15/05[3]	108
1,510	6.000%, 05/23/11[4]	1,629
365	7.700%, 05/15/17	375
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	485
1,131	3.375%, 02/01/22 (e)	1,142
	Ryder System, Inc.,
244	2.500%, 03/01/17	244
240	2.500%, 03/01/18	242
723	2.500%, 05/11/20	722
517	2.875%, 09/01/20	521
	Union Pacific Corp.,
182	2.950%, 01/15/23	184
838	3.646%, 02/15/24	876
710	4.163%, 07/15/22	770
200	4.300%, 06/15/42	203

		23,185

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
743	3.000%, 09/15/23	709
500	3.875%, 04/01/21	520
506	International Lease Finance Corp., 5.875%, 08/15/22	553
	WW Grainger, Inc.,
436	3.750%, 05/15/46	404
655	4.600%, 06/15/45	693

		2,879

	Total Industrials	63,483

	Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	508
197	2.900%, 03/04/21	201
335	2.950%, 02/28/26	331
500	3.625%, 03/04/24	522
350	5.500%, 01/15/40	423
755	5.900%, 02/15/39	950
850	Harris Corp., 3.832%, 04/27/25	860

		3,795

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	221
190	4.500%, 03/01/23	194
165	6.000%, 04/01/20	179
500	6.875%, 06/01/18	533
1,563	7.500%, 01/15/27	1,845

		2,972

	Internet Software & Services — 0.1%
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,448
348	3.450%, 08/01/24	340
271	4.000%, 07/15/42	226

		2,014

	IT Services — 0.1%
	International Business Machines Corp.,
409	1.800%, 05/17/19	410
765	6.220%, 08/01/27	946
371	Total System Services, Inc., 3.750%, 06/01/23	371
	Xerox Corp.,
271	2.950%, 03/15/17	272
320	5.625%, 12/15/19	344
550	6.750%, 02/01/17	554

		2,897

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
375	3.100%, 07/29/22	385
397	3.300%, 10/01/21	413
652	3.700%, 07/29/25	686
1,185	4.000%, 12/15/32	1,195
453	4.900%, 07/29/45	502
365	Texas Instruments, Inc., 1.650%, 08/03/19	364

		3,545

	Software — 0.4%
470	Intuit, Inc., 5.750%, 03/15/17	476
	Microsoft Corp.,
384	2.125%, 11/15/22	375
500	2.375%, 02/12/22	498
1,310	2.375%, 05/01/23	1,284
291	3.500%, 02/12/35	278
1,155	3.625%, 12/15/23	1,213
305	4.000%, 02/12/55	281
615	4.200%, 11/03/35	640
117	4.500%, 10/01/40	123
639	4.750%, 11/03/55	680
	Oracle Corp.,
587	1.900%, 09/15/21	573
1,750	2.950%, 05/15/25	1,718
1,000	3.625%, 07/15/23	1,042
457	4.300%, 07/08/34	469
1,740	4.375%, 05/15/55	1,693
500	5.000%, 07/08/19	540
813	5.750%, 04/15/18	860
475	6.500%, 04/15/38	619

		13,362

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
927	2.150%, 02/09/22	910
2,556	2.400%, 05/03/23	2,490
815	2.450%, 08/04/26	764
2,364	2.850%, 05/06/21	2,416
1,539	3.200%, 05/13/25	1,548
625	3.450%, 02/09/45	548
569	3.850%, 08/04/46	533
426	4.500%, 02/23/36	457
300	Dell, Inc., 7.100%, 04/15/28	310
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
780	4.420%, 06/15/21 (e)	802
976	5.450%, 06/15/23 (e)	1,017
857	6.020%, 06/15/26 (e)	898
	HP, Inc.,
282	4.300%, 06/01/21	296
472	4.375%, 09/15/21	495
201	4.650%, 12/09/21	214
849	6.000%, 09/15/41	832

		14,530

	Total Information Technology	43,115

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	476
525	4.125%, 03/15/35	481
757	5.250%, 01/15/45	771

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	CF Industries, Inc.,
667	4.500%, 12/01/26 (e)	654
500	7.125%, 05/01/20	541
	Dow Chemical Co. (The),
888	3.000%, 11/15/22	888
850	3.500%, 10/01/24	861
347	4.125%, 11/15/21	367
200	5.250%, 11/15/41	212
375	7.375%, 11/01/29	488
73	8.550%, 05/15/19	84
253	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	262
	Ecolab, Inc.,
447	1.450%, 12/08/17	447
595	3.250%, 01/14/23	603
150	5.500%, 12/08/41	175
208	Monsanto Co., 4.700%, 07/15/64	182
	Mosaic Co. (The),
1,736	4.250%, 11/15/23	1,730
79	4.875%, 11/15/41	68
861	5.450%, 11/15/33	819
347	5.625%, 11/15/43	326
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	619
85	3.250%, 12/01/17	86
	PPG Industries, Inc.,
114	5.500%, 11/15/40	130
122	6.650%, 03/15/18	129
355	9.000%, 05/01/21	441
473	Praxair, Inc., 2.650%, 02/05/25	459
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,209
850	7.750%, 10/01/96	1,017

		14,525

	Construction Materials — 0.1%
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	425
893	5.125%, 05/18/45 (e)	928

		1,353

	Containers & Packaging — 0.0% (g)
600	International Paper Co., 7.300%, 11/15/39	748

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	861
150	5.000%, 09/30/43	166
410	5.400%, 03/29/17	416
560	6.500%, 04/01/19	617
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,326
1,138	3.875%, 03/15/23	1,063
1,020	5.400%, 11/14/34	893
262	5.450%, 03/15/43	224
283	Nucor Corp., 4.000%, 08/01/23	294
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	313
258	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	299

		6,472

	Total Materials	23,098

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.,
312	3.375%, 10/15/26	295
1,043	3.500%, 01/31/23	1,046
974	5.000%, 02/15/24	1,047
100	5.900%, 11/01/21	113
	American Tower Trust 1,
471	1.551%, 03/15/18 (e)	471
750	3.070%, 03/15/23 (e)	740
700	AvalonBay Communities, Inc., 2.850%, 03/15/23	687
	Boston Properties LP,
360	2.750%, 10/01/26	331
200	3.125%, 09/01/23	196
483	3.650%, 02/01/26	480
	Crown Castle International Corp.,
385	2.250%, 09/01/21	372
980	4.875%, 04/15/22	1,056
450	5.250%, 01/15/23	489
239	Duke Realty LP, 3.250%, 06/30/26	231
	Equity Commonwealth,
600	5.875%, 09/15/20	643
1,345	6.650%, 01/15/18	1,379

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	ERP Operating LP,
853	3.000%, 04/15/23	840
364	4.625%, 12/15/21	395
	HCP, Inc.,
265	3.400%, 02/01/25	253
1,204	3.875%, 08/15/24	1,194
230	4.200%, 03/01/24	233
1,090	4.250%, 11/15/23	1,111
783	National Retail Properties, Inc., 4.000%, 11/15/25	801
	Prologis LP,
133	3.750%, 11/01/25	136
534	4.250%, 08/15/23	568
	Simon Property Group LP,
917	2.150%, 09/15/17	921
868	3.375%, 10/01/24	878
532	3.750%, 02/01/24	551
579	4.125%, 12/01/21	618
200	4.375%, 03/01/21	214
382	UDR, Inc., 2.950%, 09/01/26	360
	Ventas Realty LP,
240	3.125%, 06/15/23	235
242	3.500%, 02/01/25	239
353	3.750%, 05/01/24	356
406	4.125%, 01/15/26	415
	Welltower, Inc.,
223	4.000%, 06/01/25	228
732	4.500%, 01/15/24	769

	Total Real Estate	20,891

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
2,320	3.000%, 06/30/22	2,275
1,120	3.400%, 05/15/25	1,076
3,596	3.600%, 02/17/23	3,598
1,297	3.800%, 03/15/22	1,323
205	3.875%, 08/15/21	212
376	3.950%, 01/15/25	376
879	4.300%, 12/15/42	767
462	4.350%, 06/15/45	403
977	4.550%, 03/09/49 (e)	867
1,000	4.600%, 02/15/21	1,058
563	4.750%, 05/15/46	525
860	5.350%, 09/01/40	869
250	5.500%, 02/01/18	260
2,000	6.000%, 08/15/40	2,193
2,700	6.300%, 01/15/38	3,031
400	6.500%, 09/01/37	453
2,250	BellSouth LLC, 6.550%, 06/15/34	2,460
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	535
150	9.375%, 12/15/30	228
600	Centel Capital Corp., 9.000%, 10/15/19	684
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	337
232	4.875%, 03/06/42 (e)	246
400	6.000%, 07/08/19	439
325	8.750%, 06/15/30	473
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,213
1,436	3.482%, 06/16/25 (e)	1,481
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
1,305	Orange S.A., (France), 9.000%, 03/01/31	1,959
741	Qwest Corp., 6.750%, 12/01/21	803
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	256
526	5.134%, 04/27/20	562
316	5.462%, 02/16/21	344
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	435
881	3.450%, 03/15/21	908
400	3.500%, 11/01/21	412
2,804	3.500%, 11/01/24	2,815
938	4.150%, 03/15/24	982
200	4.272%, 01/15/36	190
2,085	4.400%, 11/01/34	2,030
881	4.500%, 09/15/20	940
730	4.522%, 09/15/48	691
1,085	4.672%, 03/15/55	1,013
4,200	4.862%, 08/21/46	4,210
566	5.012%, 08/21/54	557
1,514	5.150%, 09/15/23	1,675
300	5.850%, 09/15/35	339

		48,770

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.1%
592	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	581
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,626
400	8.750%, 05/01/32	547
	Vodafone Group plc, (United Kingdom),
957	1.500%, 02/19/18	954
593	1.625%, 03/20/17	593

		4,301

	Total Telecommunication Services	53,071

	Utilities — 2.2%
	Electric Utilities — 1.5%
	Alabama Power Co.,
214	3.750%, 03/01/45	203
239	6.125%, 05/15/38	295
286	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	286
	Arizona Public Service Co.,
133	2.200%, 01/15/20	133
296	4.500%, 04/01/42	311
467	5.050%, 09/01/41	520
	Baltimore Gas & Electric Co.,
455	2.800%, 08/15/22	458
376	3.500%, 08/15/46	338
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,081
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	843
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	207
224	DTE Electric Co., 2.650%, 06/15/22	225
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	131
660	5.100%, 04/15/18	691
100	6.000%, 01/15/38	124
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	308
245	6.400%, 06/15/38	318
	Duke Energy Indiana LLC,
700	3.750%, 05/15/46	654
1,320	6.350%, 08/15/38	1,695
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	547
792	3.250%, 08/15/25	806
273	4.100%, 05/15/42	268
125	4.100%, 03/15/43	123
387	4.150%, 12/01/44	383
325	5.300%, 01/15/19	349
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	773
1,300	6.000%, 01/22/14[5] (e)	1,272
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,021
175	Entergy Arkansas, Inc., 3.500%, 04/01/26	180
336	Entergy Corp., 2.950%, 09/01/26	316
629	Entergy Louisiana LLC, 3.050%, 06/01/31	596
559	Entergy Mississippi, Inc., 2.850%, 06/01/28	532
316	Exelon Corp., 3.400%, 04/15/26	310
350	Florida Power & Light Co., 5.950%, 02/01/38	441
210	Georgia Power Co., 5.950%, 02/01/39	251
679	Great Plains Energy, Inc., 4.850%, 06/01/21	725
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,256
350	Series IO, 8.050%, 07/07/24	458
100	Indiana Michigan Power Co., 7.000%, 03/15/19	111
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	110
784	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	820
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	401
1,400	5.300%, 10/01/41	1,487
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	428
125	MidAmerican Energy Co., 5.300%, 03/15/18	131
	Nevada Power Co.,
55	5.375%, 09/15/40	63
305	5.450%, 05/15/41	352
720	6.500%, 08/01/18	777
100	Series N, 6.650%, 04/01/36	130

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	374
725	6.000%, 03/01/19	784
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	500
300	4.881%, 08/15/19 (e)	321
510	Northern States Power Co., 6.250%, 06/01/36	660
320	Ohio Power Co., 6.050%, 05/01/18	338
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	912
110	7.000%, 09/01/22	135
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	539
492	2.950%, 03/01/26	482
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	255
781	3.500%, 06/15/25	800
217	4.450%, 04/15/42	225
390	4.500%, 12/15/41	405
90	4.600%, 06/15/43	95
810	5.625%, 11/30/17	844
100	6.050%, 03/01/34	124
160	8.250%, 10/15/18	179
	PacifiCorp,
180	5.500%, 01/15/19	193
150	5.650%, 07/15/18	160
	PECO Energy Co.,
350	2.375%, 09/15/22	345
175	5.350%, 03/01/18	183
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,419
200	PPL Capital Funding, Inc., 3.400%, 06/01/23	201
	Progress Energy, Inc.,
673	3.150%, 04/01/22	683
300	7.000%, 10/30/31	375
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	246
90	3.200%, 11/15/20	93
214	3.550%, 06/15/46	197
125	5.800%, 08/01/18	134
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,119
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	836
317	5.375%, 11/01/39	368
210	Series I, 1.800%, 06/01/19	209
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	61
	Southern California Edison Co.,
122	1.845%, 02/01/22	120
785	5.500%, 08/15/18	838
1,185	6.050%, 03/15/39	1,494
200	Series 08-A, 5.950%, 02/01/38	253
318	Series C, 3.500%, 10/01/23	331
	Southwestern Public Service Co.,
200	4.500%, 08/15/41	208
570	Series G, 8.750%, 12/01/18	645
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	311
300	Toledo Edison Co. (The), 6.150%, 05/15/37	348
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	66
2,045	5.400%, 04/30/18	2,151
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22
	Xcel Energy, Inc.,
440	3.300%, 06/01/25	440
92	4.800%, 09/15/41	98
200	6.500%, 07/01/36	251

		48,681

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	122
828	4.150%, 01/15/43	808
375	8.500%, 03/15/19	428
308	Boston Gas Co., 4.487%, 02/15/42 (e)	312
335	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	351
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	386
653	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	629

		3,036

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	304
438	4.000%, 10/01/20	455
582	4.250%, 06/15/22	605
235	5.750%, 10/01/41	219
	PSEG Power LLC,
772	4.150%, 09/15/21	801
442	4.300%, 11/15/23	457
	Southern Power Co.,
357	4.150%, 12/01/25	368
600	5.150%, 09/15/41	603
417	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	402

		4,214

	Multi-Utilities — 0.5%
	CMS Energy Corp.,
475	3.000%, 05/15/26	454
400	3.875%, 03/01/24	413
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	715
	Consumers Energy Co.,
216	2.850%, 05/15/22	220
286	3.250%, 08/15/46	253
130	5.650%, 04/15/20	143
235	Delmarva Power & Light Co., 4.000%, 06/01/42	226
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	384
920	Series F, 5.250%, 08/01/33	978
	DTE Energy Co.,
992	3.300%, 06/15/22	1,013
200	6.375%, 04/15/33	243
289	Series F, 3.850%, 12/01/23	299
	NiSource Finance Corp.,
370	3.850%, 02/15/23	382
1,256	5.800%, 02/01/42	1,464
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	377
275	6.000%, 06/01/26	336
	Sempra Energy,
350	2.875%, 10/01/22	349
236	3.550%, 06/15/24	239
1,013	4.050%, 12/01/23	1,060
1,150	6.150%, 06/15/18	1,221
460	9.800%, 02/15/19	535
	Southern Co. Gas Capital Corp.,
254	3.250%, 06/15/26	248
563	3.500%, 09/15/21	581
208	4.400%, 06/01/43	204
1,445	5.875%, 03/15/41	1,661
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,027

		15,025

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	813

	Total Utilities	71,769

	Total Corporate Bonds (Cost $839,736)	858,239

Foreign Government Securities — 1.4%
	Israel Government AID Bond, (Israel),
6,165	3.103%, 11/01/23 (n)	5,105
2,121	2.869%, 02/15/24 (n)	1,740
5,535	3.026%, 05/01/24 (n)	4,506
1,000	5.500%, 09/18/33	1,304
1,000	Series 1, 1.904%, 11/01/24 (n)	800
2,660	Series 2, 2.791%, 11/01/24 (n)	2,129
5,000	Series 7-Z, 3.113%, 08/15/25 (n)	3,845
3,424	Series 8-Z, 2.869%, 02/15/24 (n)	2,808
2,000	Series 8-Z, 3.000%, 08/15/24 (n)	1,611
7,805	Series 10-Z, 3.000%, 08/15/24 (n)	6,289
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	498
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	420
581	4.500%, 01/28/26	590
515	5.000%, 06/15/45	475
200	5.625%, 02/26/44	200
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	317
416	4.000%, 09/22/24	425
88	Republic of Peru, (Peru), 5.625%, 11/18/50	100
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,165
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,400

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
640	5.875%, 09/16/25	685
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,058
788	3.600%, 01/30/25	755
1,732	4.000%, 10/02/23	1,728
316	4.125%, 01/21/26	312
186	4.350%, 01/15/47	155
200	4.600%, 01/23/46	173
120	4.750%, 03/08/44	107
4,913	5.550%, 01/21/45	4,888

	Total Foreign Government Securities (Cost $46,556)	46,588

Mortgage Pass-Through Securities — 18.5%
	Federal Home Loan Mortgage Corp.,
7	ARM, 2.500%, 07/01/19	7
345	ARM, 2.605%, 12/01/33	367
335	ARM, 2.626%, 01/01/35	354
27	ARM, 2.678%, 04/01/30	28
84	ARM, 2.760%, 05/01/36	88
253	ARM, 2.768%, 12/01/36	269
151	ARM, 2.778%, 02/01/37	160
373	ARM, 2.784%, 11/01/36	395
283	ARM, 2.789%, 02/01/36	301
192	ARM, 2.793%, 07/01/36	200
160	ARM, 2.818%, 12/01/34	169
69	ARM, 2.845%, 10/01/36	74
155	ARM, 2.851%, 02/01/36	164
315	ARM, 2.879%, 11/01/36	335
723	ARM, 2.882%, 03/01/37	756
602	ARM, 2.886%, 04/01/34	639
289	ARM, 2.938%, 10/01/36	302
322	ARM, 3.491%, 10/01/36	342
794	ARM, 3.587%, 07/01/40	826
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
21	4.500%, 08/01/18	21
69	5.000%, 12/01/18	71
1	5.500%, 06/01/17	1
8	6.000%, 04/01/18	8
32	6.500%, 11/01/17 – 02/01/19	33
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,738	3.500%, 01/01/32 – 03/01/32	1,803
52	6.000%, 12/01/22	59
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,138	3.000%, 08/01/43	5,155
664	4.000%, 09/01/35	700
3,526	4.500%, 05/01/41	3,819
2,794	5.000%, 09/01/34 – 08/01/40	3,083
1,248	5.500%, 10/01/33 – 07/01/35	1,418
265	6.000%, 12/01/33 – 01/01/34	307
1,010	6.500%, 11/01/34 – 11/01/36	1,171
315	7.000%, 07/01/32 – 10/01/36	355
231	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	252
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,223	3.000%, 03/01/33	2,258
19,280	3.500%, 10/01/32 – 06/01/43	19,999
18,163	4.000%, 01/01/32 – 01/01/46	19,303
5,543	4.500%, 01/01/46	6,087
250	5.500%, 10/01/33 – 01/01/34	271
248	6.000%, 02/01/33	276
53	7.000%, 07/01/29	58
	Federal National Mortgage Association,
2	ARM, 1.943%, 01/01/19	2
61	ARM, 2.188%, 09/01/34	64
2	ARM, 2.287%, 03/01/19	2
668	ARM, 2.297%, 01/01/33	694
341	ARM, 2.317%, 07/01/33	352
386	ARM, 2.440%, 07/01/36	404
92	ARM, 2.483%, 02/01/35	97
864	ARM, 2.484%, 01/01/35	904
31	ARM, 2.517%, 09/01/27	33
978	ARM, 2.522%, 09/01/35	1,020
166	ARM, 2.537%, 01/01/36	174
349	ARM, 2.539%, 05/01/35	368
173	ARM, 2.547%, 01/01/34	182
219	ARM, 2.553%, 04/01/34	229
512	ARM, 2.560%, 06/01/35	538
349	ARM, 2.564%, 11/01/34	363
115	ARM, 2.597%, 07/01/34	123
404	ARM, 2.620%, 01/01/35	426
169	ARM, 2.652%, 07/01/33 – 11/01/33	178
442	ARM, 2.666%, 08/01/34	466
399	ARM, 2.729%, 07/01/33	423
725	ARM, 2.747%, 11/01/34	757

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
18	ARM, 2.762%, 04/01/34	18
224	ARM, 2.767%, 04/01/35	237
61	ARM, 2.785%, 01/01/38	64
1,244	ARM, 2.787%, 04/01/35	1,312
363	ARM, 2.835%, 05/01/34	383
121	ARM, 2.845%, 05/01/35	127
107	ARM, 2.866%, 09/01/35	112
119	ARM, 2.872%, 09/01/34	124
254	ARM, 2.904%, 08/01/34	267
189	ARM, 2.905%, 10/01/34	200
168	ARM, 2.928%, 06/01/36	177
375	ARM, 2.930%, 10/01/34	393
493	ARM, 2.968%, 10/01/34	513
283	ARM, 3.100%, 09/01/33	302
37	ARM, 3.250%, 01/01/36	38
370	ARM, 3.353%, 10/01/36	391
97	ARM, 3.625%, 02/01/34	99
20	ARM, 3.863%, 03/01/29	21
	Federal National Mortgage Association, 15 Year, Single Family,
98	4.000%, 08/01/18	101
612	4.500%, 06/01/18 – 12/01/19	631
300	5.000%, 06/01/18 – 08/01/24	317
139	5.500%, 03/01/20 – 07/01/20	142
1,808	6.000%, 08/01/17 – 01/01/24	1,950
30	6.500%, 03/01/17 – 08/01/20	31
11	7.000%, 03/01/17 – 09/01/17	11
	Federal National Mortgage Association, 20 Year, Single Family,
1,049	3.500%, 08/01/32	1,092
61	4.500%, 04/01/24	66
474	6.500%, 05/01/22 – 04/01/25	537
	Federal National Mortgage Association, 30 Year, FHA/VA,
72	6.000%, 09/01/33	79
552	6.500%, 03/01/29 – 08/01/39	612
12	7.000%, 02/01/33	13
32	8.000%, 06/01/28	35
1	9.000%, 05/01/18	1
	Federal National Mortgage Association, 30 Year, Single Family,
4,393	3.000%, 06/01/43	4,399
2,985	4.500%, 11/01/33 – 09/01/43	3,229
900	5.000%, 07/01/33 – 09/01/35	1,000
1,233	5.500%, 09/01/31 – 03/01/34	1,409
1,544	6.000%, 12/01/28 – 09/01/37	1,780
679	6.500%, 11/01/29 – 08/01/31	776
563	7.000%, 01/01/24 – 01/01/39	658
208	7.500%, 08/01/36 – 11/01/37	237
396	8.000%, 03/01/27 – 11/01/28	466
8	9.500%, 07/01/28	9
	Federal National Mortgage Association, Other,
907	ARM, 1.331%, 03/01/22	912
2,000	1.690%, 12/01/19	1,991
3,417	1.735%, 05/01/20	3,397
3,748	1.750%, 06/01/20	3,725
1,916	1.940%, 07/01/19	1,924
1,500	2.000%, 12/01/20	1,500
222	2.030%, 08/01/19	226
2,500	2.120%, 09/01/21	2,461
1,896	2.140%, 04/01/19	1,916
1,412	2.150%, 04/01/19	1,425
3,556	2.340%, 12/01/22	3,557
1,862	2.350%, 05/01/23	1,857
3,500	2.400%, 12/01/22	3,498
2,815	2.420%, 06/01/23	2,812
4,000	2.450%, 11/01/22	4,007
2,750	2.460%, 02/01/23	2,751
1,404	2.510%, 06/01/23	1,410
6,826	2.520%, 10/01/22 – 05/01/23	6,855
2,500	2.660%, 12/01/22	2,569
3,000	2.670%, 07/01/22	3,040
6,479	2.690%, 10/01/17	6,514
3,104	2.705%, 04/01/23	3,155
3,074	2.750%, 03/01/22	3,139
3,000	2.760%, 05/01/21	3,078
1,565	2.770%, 05/01/22	1,599
5,145	2.780%, 06/01/27	5,089
4,439	2.783%, 07/01/23	4,526
10,952	2.790%, 05/01/27 – 06/01/27	10,833
4,975	2.840%, 01/01/25	5,011
6,500	2.900%, 12/01/24	6,562
12,000	2.920%, 12/01/24 – 05/01/30	11,715
1,382	2.940%, 05/01/22	1,423
6,260	2.950%, 08/01/23 – 12/01/24	6,398
3,000	2.960%, 06/01/27	3,013
7,465	2.970%, 12/01/24 – 06/01/30	7,478
6,429	2.980%, 03/01/22 – 07/01/22	6,639
1,000	2.990%, 01/01/25	1,021

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,424	3.000%, 01/01/43	2,412
2,373	3.020%, 07/01/23	2,444
3,156	3.030%, 06/01/35	3,114
13,000	3.040%, 12/01/24 – 04/01/30	13,054
5,720	3.050%, 04/01/22	5,905
6,669	3.070%, 01/01/22	6,894
14,150	3.080%, 04/01/30 – 06/01/30	14,149
8,850	3.100%, 05/01/30	8,876
6,204	3.110%, 12/01/24 – 12/01/26	6,355
11,744	3.120%, 01/01/22 – 06/01/35	11,654
2,964	3.140%, 12/01/26	3,025
1,371	3.150%, 12/01/21	1,423
2,619	3.160%, 02/01/22	2,721
3,000	3.170%, 02/01/30	3,024
3,809	3.200%, 02/01/22	3,966
9,315	3.230%, 11/01/20	9,699
4,235	3.240%, 12/01/26	4,341
13,804	3.250%, 07/01/25 – 09/01/26	14,213
6,110	3.260%, 01/01/22 – 12/01/26	6,321
13,897	3.290%, 10/01/20 – 11/01/26	14,364
8,022	3.300%, 12/01/26 – 07/01/30	8,219
3,000	3.340%, 02/01/27	3,104
1,963	3.350%, 09/01/30	2,013
853	3.377%, 11/01/20	891
2,000	3.380%, 12/01/23	2,095
2,000	3.390%, 08/01/17	2,012
1,379	3.430%, 09/01/20	1,446
35,159	3.500%, 12/01/32 – 01/01/44	36,351
1,851	3.520%, 01/01/18	1,878
3,000	3.540%, 10/01/20	3,155
2,000	3.550%, 02/01/30	2,094
2,500	3.590%, 08/01/23	2,648
2,723	3.600%, 09/01/20	2,873
944	3.640%, 01/01/25	1,000
5,000	3.670%, 07/01/23	5,319
1,500	3.690%, 11/01/23	1,598
4,398	3.730%, 07/01/22	4,668
1,800	3.740%, 07/01/20	1,900
4,918	3.760%, 10/01/23 – 11/01/23	5,257
4,000	3.765%, 12/01/25	4,268
3,000	3.770%, 09/01/21	3,189
3,605	3.783%, 01/01/26	3,847
6,400	3.790%, 09/01/21	6,810
1,522	3.870%, 01/01/21	1,619
3,794	3.930%, 07/01/20 – 01/01/21	4,033
7,885	3.950%, 07/01/20 – 07/01/21	8,421
1,818	3.970%, 12/01/25	1,961
12,489	4.000%, 10/01/32 – 09/01/42	13,244
1,593	4.120%, 04/01/20	1,696
4,383	4.130%, 11/01/19 – 08/01/21	4,668
1,789	4.240%, 11/01/19	1,897
4,380	4.250%, 04/01/21	4,739
1,991	4.260%, 07/01/21	2,157
1,129	4.283%, 01/01/21	1,211
2,058	4.290%, 06/01/20	2,204
2,307	4.300%, 08/01/20 – 04/01/21	2,403
1,297	4.313%, 07/01/21	1,411
2,030	4.330%, 04/01/21	2,189
5,000	4.340%, 06/01/21	5,429
1,410	4.350%, 04/01/20	1,509
1,861	4.369%, 02/01/20	1,986
666	4.381%, 04/01/20	712
1,919	4.390%, 05/01/21	2,082
2,000	4.400%, 02/01/20	2,140
2,769	4.480%, 02/01/21	3,005
9,101	4.500%, 12/01/43 – 03/01/44	9,995
6,832	4.540%, 01/01/20 – 07/01/26	7,450
3,716	4.640%, 01/01/21	4,047
1,810	5.240%, 07/01/19	1,948
244	5.500%, 03/01/17 – 09/01/33	271
435	6.000%, 09/01/37 – 06/01/39	481
154	6.500%, 01/01/36 – 07/01/36	164
47	7.000%, 10/01/46	51
17	10.500%, 04/15/19	18
	Government National Mortgage Association II, 30 Year, Single Family,
1,886	4.250%, 03/20/45	2,032
188	4.500%, 08/20/33	203
1,632	6.000%, 09/20/38	1,851
42	7.500%, 02/20/28 – 09/20/28	50
64	8.000%, 12/20/25 – 09/20/28	74
24	8.500%, 05/20/25	27
	Government National Mortgage Association II, Other,
9,136	4.381%, 06/20/63	9,751
9,568	4.460%, 05/20/63	10,211
3,051	4.465%, 05/20/63	3,254
2,014	4.498%, 04/20/63	2,149

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
6	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 06/15/17	6
	Government National Mortgage Association, 30 Year, Single Family,
223	6.500%, 03/15/28 – 04/15/33	255
139	7.000%, 02/15/33 – 06/15/33	164
31	7.500%, 11/15/22 – 09/15/28	34
6	8.000%, 09/15/22 – 08/15/28	6
161	9.500%, 10/15/24	173

	Total Mortgage Pass-Through Securities (Cost $606,964)	613,438

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	563
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	494

		1,057

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	143

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	446
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.647%, 11/01/40	2,200
440	Series 165, Rev., 5.647%, 11/01/40	531
2,060	Series 174, Rev., 4.458%, 10/01/62	2,071

		5,248

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,832
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	210
325	Series A, Rev., 4.048%, 12/01/56	321
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,544

		3,907

	Total Municipal Bonds (Cost $9,340)	10,355

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
526	Dai-ichi Life Insurance Co., Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (Cost $526)	496

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19 (Cost $3,450)	3,554

U.S. Government Agency Securities — 2.8%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,012
6,000	Federal National Mortgage Association, 4.120%, 06/01/17 (n)	5,975
4,500	Financing Corp. STRIPS, 1.616%, 05/11/18 (n)	4,423
13,319	Government Trust Certificate, Series 1-Z, 2.713%, 10/01/19 (n)	12,435
	Residual Funding Corp. STRIPS,
2,150	1.308%, 01/15/21 (n)	1,980
12,300	1.667%, 10/15/19 (n)	11,769
510	4.644%, 10/15/25 (n)	402
30,450	2.228%, 07/15/20 (n)	28,480
580	2.788%, 01/15/26 (n)	448
12,930	2.923%, 10/15/20 (n)	12,013
	Tennessee Valley Authority,
304	4.625%, 09/15/60	338
4,196	5.250%, 09/15/39	5,239
1,115	5.880%, 04/01/36	1,482
	Tennessee Valley Authority STRIPS,
5,000	3.367%, 11/01/25 (n)	3,815
800	4.291%, 06/15/35 (n)	394
2,000	4.434%, 05/01/19 (n)	1,916

	Total U.S. Government Agency Securities (Cost $92,310)	93,121

U.S. Treasury Obligations — 17.5%
	U.S. Treasury Bonds,
3,350	2.875%, 05/15/43	3,250
700	4.250%, 05/15/39	854
19,295	4.375%, 11/15/39	23,924
8,880	4.375%, 05/15/40	11,014
11,785	4.500%, 08/15/39	14,862
850	5.250%, 02/15/29	1,092
300	6.125%, 08/15/29	416

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Coupon STRIPS,
8,000	1.600%, 11/15/19 (n)	7,666
23,265	1.931%, 05/15/21 (n)	21,414
12,570	2.194%, 08/15/23 (n)	10,824
14,000	2.229%, 11/15/23 (n)	11,959
2,200	2.278%, 02/15/24 (n)	1,864
18,545	2.355%, 05/15/22 (n)	16,574
17,095	2.388%, 02/15/21 (n)	15,844
14,400	2.617%, 11/15/22 (n)	12,684
1,000	2.627%, 02/15/25 (n)	821
1,670	2.632%, 02/15/20 (n)	1,590
15,768	2.652%, 02/15/22 (n)	14,200
11,100	2.740%, 08/15/21 (n)	10,142
1,500	2.756%, 05/15/25 (n)	1,222
4,800	2.831%, 08/15/22 (n)	4,262
15,400	2.866%, 05/15/23 (n)	13,351
14,395	2.872%, 08/15/32 (n)	9,202
33,050	2.978%, 05/15/32 (n)	21,246
9,575	3.034%, 02/15/32 (n)	6,214
38,462	3.200%, 02/15/23 (n)	33,646
1,592	3.248%, 08/15/26 (n)	1,245
5,000	3.249%, 05/15/31 (n)	3,333
9,980	3.296%, 11/15/21 (n)	9,054
800	3.321%, 05/15/35 (n)	462
6,650	3.332%, 11/15/29 (n)	4,655
54,504	3.478%, 05/15/20 (n)	51,578
6,015	3.491%, 05/15/28 (n)	4,431
9,500	3.559%, 02/15/34 (n)	5,737
10,650	3.570%, 11/15/31 (n)	6,967
1,650	3.611%, 08/15/34 (n)	979
6,600	3.621%, 05/15/34 (n)	3,947
5,500	3.632%, 02/15/33 (n)	3,456
24,935	3.703%, 08/15/20 (n)	23,452
2,400	3.764%, 08/15/29 (n)	1,699
9,700	3.784%, 08/15/31 (n)	6,417
14,577	3.819%, 05/15/19 (n)	14,123
10,140	3.921%, 11/15/32 (n)	6,408
8,000	4.069%, 02/15/31 (n)	5,392
22,360	4.114%, 08/15/19 (n)	21,540
16,500	4.114%, 05/15/33 (n)	10,235
6,400	4.481%, 05/15/30 (n)	4,410
600	4.649%, 02/15/26 (n)	477
12,800	4.668%, 08/15/30 (n)	8,755
600	4.685%, 08/15/24 (n)	501
4,750	4.959%, 11/15/33 (n)	2,901
9,925	5.043%, 11/15/30 (n)	6,722
100	5.161%, 08/15/35 (n)	57
1,200	5.304%, 02/15/35 (n)	699
3,050	5.520%, 08/15/33 (n)	1,882
1,700	5.554%, 11/15/24 (n)	1,406
1,500	6.159%, 05/15/26 (n)	1,182
2,500	6.215%, 11/15/28 (n)	1,810
2,550	6.257%, 05/15/27 (n)	1,943
200	6.295%, 05/15/24 (n)	168
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	388
300	2.500%, 01/15/29	409
799	3.625%, 04/15/28	1,577
	U.S. Treasury Inflation Indexed Notes,
2,453	0.125%, 01/15/22	2,620
630	1.375%, 07/15/18	731
607	1.375%, 01/15/20	711
	U.S. Treasury Notes,
4,000	1.750%, 10/31/20	4,010
1,100	2.000%, 10/31/21	1,105
1,000	2.125%, 01/31/21	1,015
36,000	2.125%, 08/15/21	36,402
2,000	2.125%, 12/31/21	2,019
700	2.625%, 08/15/20	725
2,300	2.625%, 11/15/20	2,381
3,638	3.125%, 05/15/19	3,800
7,250	3.125%, 05/15/21	7,655
18,450	3.500%, 05/15/20	19,642
7,000	3.625%, 02/15/21	7,531

	Total U.S. Treasury Obligations (Cost $563,558)	580,881

Loan Assignment — 0.2%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
5,117	Lila Mexican Holdings LLC, Tranche B, VAR, 3.538%, 08/11/22 (Cost $4,966)	5,014

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.1%
	Investment Company — 1.1%
36,169	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $36,179)	36,179

	Total Investments — 99.5% (Cost $3,230,386)	3,300,655
	Other Assets in Excess of Liabilities — 0.5%	16,628

	NET ASSETS — 100.0%	$3,317,283

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2016.
[1]	—	Security matures in 2110.
[2]	—	Security matures in 2115.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,901
Aggregate gross unrealized depreciation	(26,632)

Net unrealized appreciation/depreciation	$70,269

Federal income tax cost of investments	$3,230,386

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$290,938	$111,277	$402,215
Collateralized Mortgage Obligations
Agency CMO	—	435,607	—	435,607
Non-Agency CMO	—	109,206	18,390	127,596

Total Collateralized Mortgage Obligations	—	544,813	18,390	563,203

Commercial Mortgage-Backed Securities	—	77,797	9,575	87,372
Corporate Bonds
Consumer Discretionary	—	54,896	—	54,896
Consumer Staples	—	47,528	—	47,528
Energy	—	87,774	—	87,774
Financials	—	342,468	—	342,468
Health Care	—	50,146	—	50,146
Industrials	—	63,483	—	63,483
Information Technology	—	43,115	—	43,115
Materials	—	23,098	—	23,098
Real Estate	—	20,891	—	20,891
Telecommunication Services	—	53,071	—	53,071
Utilities	—	71,769	—	71,769

Total Corporate Bonds	—	858,239	—	858,239

Foreign Government Securities	—	46,588	—	46,588
Mortgage Pass-Through Securities	—	613,438	—	613,438
Municipal Bonds	—	10,355	—	10,355
Preferred Security
Financials	—	496	—	496
Supranational	—	3,554	—	3,554
U.S. Government Agency Securities	—	93,121	—	93,121
U.S. Treasury Obligations	—	580,881	—	580,881
Loan Assignment
Consumer Discretionary	—	5,014	—	5,014
Short-Term Investment
Investment Company	36,179	—	—	36,179

Total Investments in Securities	$36,179	$3,125,234	$139,242	$3,300,655

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$44,464	$33	$882	$(272)	$24,065	$(33,331)	$87,800	$(12,364)	$111,277
Collateralized Mortgage Obligations — Non-Agency CMO	21,277	—	(2,451)	166	4,575	(5,964)	2,527	(1,740)	18,390
Commercial Mortgage-Backed Securities	14,849	—	(322)	(786)	—	(2,995)	—	(1,171)	9,575
Loan Assignment — Financials	1,143	—	6	—	110	(1,259)	—	—	—

	$81,733	$33	$(1,885)	$(892)	$28,750	$(43,549)	$90,327	$(15,275)	$139,242

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(1,487,000).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Range (Weighted Average)
	$68,936	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.71%)	0.00% - 30.00% (3.62%)
			Constant Default Rate	0.00% - 50.00% (12.68%)	0.00% - 50.00% (12.51%)
			Yield (Discount Rate of Cash Flows)	1.78% - 7.48% (4.36%)	2.04% - 15.00% (4.09%)

Asset-Backed Securities	68,936

	15,729	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (10.22%)	4.00% - 37.14% (13.19%)
			PSA Prepayment Model		320.00% - 320.00% (320.00%)
			Constant Default Rate	0.00% - 7.91% (3.90%)	0.00% - 9.64% (3.24%)
			Yield (Discount Rate of Cash Flows)	0.74% - 59.37% (5.78%)	0.61% - 199.00% (7.62%)

Collateralized Mortgage Obligations	15,729

	4,529	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.00%)	0.00% - 100.00% (16.33%)
			Yield (Discount Rate of Cash Flows)	0.61 - 7.35% (4.13%)	1.02% - 7.07% ( 5.30%)

Commercial Mortgage-Backed Securities	4,529

Total	$89,194

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $50,048,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 15.3%
55	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.384%, 12/27/22 (e)	55
	American Credit Acceptance Receivables Trust,
12	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	12
62	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	62
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	250
12	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A2A, 0.830%, 09/10/18	12
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	750
341	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	342
112	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	112
	B2R Mortgage Trust,
122	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	121
246	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	249
197	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	197
23	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	22
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
41	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	41
	CarFinance Capital Auto Trust,
124	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
84	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	84
78	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	77
110	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	84
20	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 07/16/18	20
51	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	51
7	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	7
	Citi Held For Asset Issuance,
45	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	45
436	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	442
400	Series 2016-MF1, Class B, 6.640%, 08/15/22 (e)	417
235	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	239
583	Colony American Homes, Series 2014-2A, Class A, VAR, 1.474%, 07/17/31 (e)	578
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
27	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	27
	CPS Auto Receivables Trust,
38	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	38
21	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	21
42	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	42
66	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	66
97	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	97
94	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	94
453	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	453
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	426
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	311
209	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	210
	Credit Acceptance Auto Loan Trust,
64	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	64
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	365
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	249

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	181
207	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	207
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	323
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	226
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	305
182	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	183
	Exeter Automobile Receivables Trust,
107	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	107
30	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	30
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
58	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	58
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	502
148	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	148
129	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	130
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	321
370	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	374
	First Investors Auto Owner Trust,
119	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	118
29	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	29
111	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	111
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	102
	FirstKey Lending Trust,
290	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	289
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	144
	Flagship Credit Auto Trust,
9	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	9
88	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	89
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
125	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	125
462	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	464
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	116
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	115
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	424
1	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.100%, 11/15/17	1
523	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	524
42	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	35
	GLS Auto Receivables Trust,
174	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	174
514	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	514
101	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	101
	GO Financial Auto Securitization Trust,
15	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	15
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	248
139	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	139
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	272
109	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	109
531	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 4.669%, 10/15/48 (e)	531
15	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	15
	Hyundai Auto Receivables Trust,
35	Series 2015-B, Class A2A, 0.690%, 04/16/18	35
233	Series 2015-B, Class A3, 1.120%, 11/15/19	233

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
584	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.550%, 06/17/31 (e)	582
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	350
771	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	762
16	MarketPlace Loan Trust, Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	16
136	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	136
	Nationstar HECM Loan Trust,
121	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	121
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	294
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	279
85	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 05/15/19	85
	NRPL Trust,
276	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	274
549	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	537
200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	191
201	NRZ Advance Receivables Trust, Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	201
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
900	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	903
300	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	300
343	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	343
	Ocwen Master Advance Receivables Trust,
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	294
	OneMain Financial Issuance Trust,
622	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	623
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	406
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	874
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	231
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	491
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.690%, 07/08/21 (e)	476
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	502
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	321
	Progress Residential Trust,
860	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	856
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	350
787	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	794
200	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	205
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	850
26	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.892%, 03/25/36	26
180	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	179
	Santander Drive Auto Receivables Trust,
72	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	72
28	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	28
35	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.397%, 01/25/36	26
30	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	29
54	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	54
	Springleaf Funding Trust,
334	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	335
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	464

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
285		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	285
206		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	206
		Toyota Auto Receivables Owner Trust,
69		Series 2014-C, Class A3, 0.930%, 07/16/18	68
375		Series 2016-A, Class A3, 1.250%, 03/16/20	375
266		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.488%, 10/15/18 (e)	265
121		Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.800%, 05/17/32 (e)	121
52		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	52
4		Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	4
63		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	64
231		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	232
81		VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	82
645		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	645
		VOLT XXVI LLC,
247		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	246
115		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	113
287		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	287
199		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	200
194		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	194
		Westlake Automobile Receivables Trust,
200		Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	202
312		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	313
		World Omni Auto Receivables Trust,
49		Series 2013-B, Class A3, 0.830%, 08/15/18	49
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
2		Series 2015-A, Class A2A, 0.790%, 07/16/18	2
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $34,247)	34,352

Collateralized Mortgage Obligations — 23.5%
		Agency CMO — 20.2%
28		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	31
		Federal Home Loan Mortgage Corp. REMIC,
–	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
4		Series 114, Class H, 6.950%, 01/15/21	5
–	(h)	Series 1079, Class S, HB, IF, 32.170%, 05/15/21	—	(h)
–	(h)	Series 1084, Class F, VAR, 1.488%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 42.803%, 05/15/21	—	(h)
4		Series 1144, Class KB, 8.500%, 09/15/21	4
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,133.280%, 01/15/22	—	(h)
3		Series 1206, Class IA, 7.000%, 03/15/22	3
2		Series 1250, Class J, 7.000%, 05/15/22	2
8		Series 1343, Class LA, 8.000%, 08/15/22	9
37		Series 1466, Class PZ, 7.500%, 02/15/23	41
–	(h)	Series 1470, Class F, VAR, 1.601%, 02/15/23	1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
14		Series 1491, Class I, 7.500%, 04/15/23	15
13		Series 1518, Class G, IF, 8.474%, 05/15/23	15
12		Series 1541, Class O, VAR, 1.120%, 07/15/23	11
3		Series 1602, Class SA, HB, IF, 21.001%, 10/15/23	4
41		Series 1608, Class L, 6.500%, 09/15/23	46
4		Series 1671, Class L, 7.000%, 02/15/24	5
7		Series 1700, Class GA, PO, 02/15/24	7
69		Series 1706, Class K, 7.000%, 03/15/24	77
240		Series 1720, Class PL, 7.500%, 04/15/24	267
8		Series 1745, Class D, 7.500%, 08/15/24	9
14		Series 1798, Class F, 5.000%, 05/15/23	15
1		Series 1807, Class G, 9.000%, 10/15/20	1
80		Series 1927, Class PH, 7.500%, 01/15/27	90
34		Series 1981, Class Z, 6.000%, 05/15/27	37
11		Series 1987, Class PE, 7.500%, 09/15/27	12
4		Series 2033, Class SN, HB, IF, 28.731%, 03/15/24	2
13		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
71		Series 2040, Class PE, 7.500%, 03/15/28	80
3		Series 2056, Class TD, 6.500%, 05/15/18	4
73		Series 2063, Class PG, 6.500%, 06/15/28	83
9		Series 2064, Class TE, 7.000%, 06/15/28	10
51		Series 2075, Class PH, 6.500%, 08/15/28	56
49		Series 2075, Class PM, 6.250%, 08/15/28	54
16		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
31		Series 2125, Class JZ, 6.000%, 02/15/29	35
8		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
150		Series 2169, Class TB, 7.000%, 06/15/29	169
53		Series 2172, Class QC, 7.000%, 07/15/29	59
–	(h)	Series 2196, Class TL, 7.500%, 11/15/29	1
25		Series 2201, Class C, 8.000%, 11/15/29	28
68		Series 2210, Class Z, 8.000%, 01/15/30	78
17		Series 2224, Class CB, 8.000%, 03/15/30	20
35		Series 2256, Class MC, 7.250%, 09/15/30	39
36		Series 2259, Class ZM, 7.000%, 10/15/30	41
36		Series 2271, Class PC, 7.250%, 12/15/30	41
24		Series 2283, Class K, 6.500%, 12/15/23	26
16		Series 2296, Class PD, 7.000%, 03/15/31	19
8		Series 2306, Class K, PO, 05/15/24	7
19		Series 2306, Class SE, IF, IO, 8.840%, 05/15/24	4
27		Series 2333, Class HC, 6.000%, 07/15/31	27
316		Series 2344, Class ZD, 6.500%, 08/15/31	366
38		Series 2344, Class ZJ, 6.500%, 08/15/31	43
26		Series 2345, Class NE, 6.500%, 08/15/31	30
11		Series 2347, Class VP, 6.500%, 03/15/20	11
33		Series 2351, Class PZ, 6.500%, 08/15/31	37
–	(h)	Series 2391, Class QR, 5.500%, 12/15/16	—	(h)
26		Series 2410, Class NG, 6.500%, 02/15/32	29
37		Series 2410, Class OE, 6.375%, 02/15/32	40
17		Series 2410, Class QX, IF, IO, 8.112%, 02/15/32	5
69		Series 2412, Class SP, IF, 15.024%, 02/15/32	89

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
21	Series 2423, Class MC, 7.000%, 03/15/32	23
41	Series 2423, Class MT, 7.000%, 03/15/32	47
150	Series 2435, Class CJ, 6.500%, 04/15/32	173
44	Series 2441, Class GF, 6.500%, 04/15/32	51
43	Series 2444, Class ES, IF, IO, 7.412%, 03/15/32	11
56	Series 2450, Class GZ, 7.000%, 05/15/32	63
17	Series 2450, Class SW, IF, IO, 7.462%, 03/15/32	4
66	Series 2455, Class GK, 6.500%, 05/15/32	75
92	Series 2466, Class DH, 6.500%, 06/15/32	104
52	Series 2474, Class NR, 6.500%, 07/15/32	59
86	Series 2484, Class LZ, 6.500%, 07/15/32	99
86	Series 2500, Class MC, 6.000%, 09/15/32	98
137	Series 2512, Class PG, 5.500%, 10/15/22	150
24	Series 2535, Class BK, 5.500%, 12/15/22	26
11	Series 2537, Class TE, 5.500%, 12/15/17	11
162	Series 2543, Class YX, 6.000%, 12/15/32	180
203	Series 2568, Class KG, 5.500%, 02/15/23	223
300	Series 2575, Class ME, 6.000%, 02/15/33	325
26	Series 2586, Class WI, IO, 6.500%, 03/15/33	5
18	Series 2622, Class PE, 4.500%, 05/15/18	18
10	Series 2631, Class LC, 4.500%, 06/15/18	11
17	Series 2651, Class VZ, 4.500%, 07/15/18	18
16	Series 2744, Class TU, 5.500%, 05/15/32	16
42	Series 2934, Class EC, PO, 02/15/20	41
67	Series 2990, Class SL, HB, IF, 22.520%, 06/15/34	90
864	Series 2990, Class UZ, 5.750%, 06/15/35	977
116	Series 2999, Class ND, 4.500%, 07/15/20	119
4	Series 3068, Class AO, PO, 01/15/35	4
90	Series 3117, Class EO, PO, 02/15/36	80
10	Series 3117, Class OK, PO, 02/15/36	8
127	Series 3122, Class OH, PO, 03/15/36	117
148	Series 3137, Class XP, 6.000%, 04/15/36	171
6	Series 3149, Class SO, PO, 05/15/36	5
214	Series 3152, Class MO, PO, 03/15/36	189
81	Series 3171, Class MO, PO, 06/15/36	75
35	Series 3179, Class OA, PO, 07/15/36	32
300	Series 3202, Class HI, IF, IO, 6.112%, 08/15/36	53
46	Series 3232, Class ST, IF, IO, 6.162%, 10/15/36	7
21	Series 3253, Class PO, PO, 12/15/21	20
21	Series 3316, Class JO, PO, 05/15/37	20
584	Series 3417, Class EO, PO, 11/15/36	548
166	Series 3481, Class SJ, IF, IO, 5.312%, 08/15/38	15
63	Series 3607, Class AO, PO, 04/15/36	57
243	Series 3607, Class OP, PO, 07/15/37	210
41	Series 3611, Class PO, PO, 07/15/34	37
416	Series 3680, Class MA, 4.500%, 07/15/39	443
85	Series 3804, Class FN, VAR, 0.988%, 03/15/39	86
394	Series 3819, Class ZQ, 6.000%, 04/15/36	443
149	Series 3997, Class PF, VAR, 0.988%, 11/15/39	150
697	Series 4219, Class JA, 3.500%, 08/15/39	725
1,019	Series 4374, Class NC, SUB, 2.750%, 02/15/46	1,052
	Federal Home Loan Mortgage Corp. STRIPS,
14	Series 243, Class 16, IO, 4.500%, 11/15/20	—	(h)
711	Series 262, Class 35, 3.500%, 07/15/42	733
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
32	Series T-41, Class 3A, VAR, 5.867%, 07/25/32	35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
27		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	32
275		Series T-54, Class 2A, 6.500%, 02/25/43	319
91		Series T-54, Class 3A, 7.000%, 02/25/43	106
710		Series T-56, Class A5, 5.231%, 05/25/43	773
22		Series T-58, Class APO, PO, 09/25/43	19
189		Series T-76, Class 2A, VAR, 3.223%, 10/25/37	191
		Federal National Mortgage Association - ACES,
444		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	472
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	1,009
155		Series 2012-M11, Class FA, VAR, 1.066%, 08/25/19	154
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	466
1,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,018
636		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	646
1,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	996
820		Series 2015-M7, Class A2, 2.590%, 12/25/24	812
912		Series 2015-M17, Class FA, VAR, 1.463%, 11/25/22	916
		Federal National Mortgage Association REMIC,
–	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	—	(h)
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	1
–	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
–	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
–	(h)	Series 1990-63, Class H, 9.500%, 06/25/20	1
–	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
4		Series 1990-102, Class J, 6.500%, 08/25/20	4
1		Series 1990-120, Class H, 9.000%, 10/25/20	1
–	(h)	Series 1990-134, Class SC, HB, IF, 20.724%, 11/25/20	—	(h)
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 16.653%, 05/25/21	1
21		Series 1992-107, Class SB, HB, IF, 28.343%, 06/25/22	31
1		Series 1992-143, Class MA, 5.500%, 09/25/22	1
12		Series 1993-25, Class J, 7.500%, 03/25/23	13
76		Series 1993-37, Class PX, 7.000%, 03/25/23	83
26		Series 1993-54, Class Z, 7.000%, 04/25/23	29
6		Series 1993-62, Class SA, IF, 19.131%, 04/25/23	8
7		Series 1993-122, Class M, 6.500%, 07/25/23	8
3		Series 1993-165, Class SD, IF, 13.582%, 09/25/23	4
12		Series 1993-178, Class PK, 6.500%, 09/25/23	13
186		Series 1993-183, Class KA, 6.500%, 10/25/23	211
82		Series 1993-189, Class PL, 6.500%, 10/25/23	91
18		Series 1993-247, Class SA, HB, IF, 28.350%, 12/25/23	28
1		Series 1994-9, Class E, PO, 11/25/23	1
51		Series 1996-14, Class SE, IF, IO, 8.990%, 08/25/23	10
–	(h)	Series 1996-27, Class FC, VAR, 1.084%, 03/25/17	—	(h)
5		Series 1996-59, Class J, 6.500%, 08/25/22	6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
22		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
21		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
15		Series 1997-27, Class J, 7.500%, 04/18/27	16
18		Series 1997-29, Class J, 7.500%, 04/20/27	21
41		Series 1997-39, Class PD, 7.500%, 05/20/27	48
11		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
1		Series 1998-4, Class C, PO, 04/25/23	1
9		Series 1998-36, Class ZB, 6.000%, 07/18/28	11
116		Series 1998-43, Class EA, PO, 04/25/23	111
78		Series 2000-2, Class ZE, 7.500%, 02/25/30	91
19		Series 2001-4, Class PC, 7.000%, 03/25/21	20
51		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	12
63		Series 2001-36, Class DE, 7.000%, 08/25/31	72
12		Series 2001-44, Class PD, 7.000%, 09/25/31	14
70		Series 2001-48, Class Z, 6.500%, 09/25/21	77
11		Series 2001-49, Class Z, 6.500%, 09/25/31	12
9		Series 2001-81, Class LO, PO, 01/25/32	9
25		Series 2002-1, Class HC, 6.500%, 02/25/22	28
11		Series 2002-1, Class SA, HB, IF, 23.289%, 02/25/32	19
–	(h)	Series 2002-2, Class UC, 6.000%, 02/25/17	—	(h)
–	(h)	Series 2002-3, Class OG, 6.000%, 02/25/17	—	(h)
36		Series 2002-21, Class PE, 6.500%, 04/25/32	41
3		Series 2002-24, Class AJ, 6.000%, 04/25/17	3
37		Series 2002-28, Class PK, 6.500%, 05/25/32	41
41		Series 2002-37, Class Z, 6.500%, 06/25/32	47
2		Series 2002-94, Class BK, 5.500%, 01/25/18	2
153		Series 2003-22, Class UD, 4.000%, 04/25/33	161
162		Series 2003-34, Class GB, 6.000%, 03/25/33	168
304		Series 2003-34, Class GE, 6.000%, 05/25/33	343
8		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
142		Series 2003-47, Class PE, 5.750%, 06/25/33	161
17		Series 2003-52, Class SX, HB, IF, 21.197%, 10/25/31	24
18		Series 2003-64, Class SX, IF, 12.418%, 07/25/33	23
100		Series 2003-71, Class DS, IF, 6.757%, 08/25/33	106
12		Series 2003-80, Class SY, IF, IO, 7.066%, 06/25/23	—	(h)
37		Series 2003-83, Class PG, 5.000%, 06/25/23	39
14		Series 2003-91, Class SD, IF, 11.526%, 09/25/33	16
129		Series 2003-116, Class SB, IF, IO, 7.016%, 11/25/33	27
11		Series 2003-130, Class SX, IF, 10.644%, 01/25/34	13
74		Series 2004-25, Class PC, 5.500%, 01/25/34	77
78		Series 2004-25, Class SA, IF, 17.918%, 04/25/34	111
50		Series 2004-36, Class PC, 5.500%, 02/25/34	52
87		Series 2004-36, Class SA, IF, 17.918%, 05/25/34	123
53		Series 2004-46, Class SK, IF, 14.893%, 05/25/34	67
546		Series 2004-50, Class VZ, 5.500%, 07/25/34	598
48		Series 2004-61, Class SH, HB, IF, 21.652%, 11/25/32	68
41		Series 2004-74, Class SW, IF, 14.391%, 11/25/31	58
22		Series 2004-76, Class CL, 4.000%, 10/25/19	23
87		Series 2005-45, Class DC, HB, IF, 22.168%, 06/25/35	129
8		Series 2005-52, Class PA, 6.500%, 06/25/35	8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
65	Series 2005-56, Class S, IF, IO, 6.126%, 07/25/35	12
113	Series 2005-56, Class TP, IF, 16.397%, 08/25/33	146
378	Series 2005-68, Class PG, 5.500%, 08/25/35	420
165	Series 2005-73, Class PS, IF, 15.239%, 08/25/35	220
68	Series 2005-74, Class CS, IF, 18.413%, 05/25/35	91
129	Series 2005-106, Class US, HB, IF, 22.425%, 11/25/35	186
434	Series 2005-121, Class DX, 5.500%, 01/25/26	469
123	Series 2006-27, Class OH, PO, 04/25/36	114
45	Series 2006-44, Class P, PO, 12/25/33	41
284	Series 2006-56, Class FC, VAR, 0.874%, 07/25/36	283
32	Series 2006-59, Class QO, PO, 01/25/33	31
44	Series 2006-65, Class QO, PO, 07/25/36	39
66	Series 2006-72, Class GO, PO, 08/25/36	60
131	Series 2006-77, Class PC, 6.500%, 08/25/36	149
53	Series 2006-79, Class DO, PO, 08/25/36	48
85	Series 2006-110, Class PO, PO, 11/25/36	78
128	Series 2006-124, Class HB, VAR, 3.408%, 11/25/36	136
68	Series 2007-14, Class ES, IF, IO, 5.856%, 03/25/37	12
54	Series 2007-79, Class SB, HB, IF, 21.875%, 08/25/37	77
321	Series 2007-81, Class GE, 6.000%, 08/25/37	349
148	Series 2007-88, Class VI, IF, IO, 5.956%, 09/25/37	27
412	Series 2007-91, Class ES, IF, IO, 5.876%, 10/25/37	54
73	Series 2007-106, Class A7, VAR, 6.151%, 10/25/37	81
117	Series 2007-116, Class HI, IO, VAR, 1.714%, 01/25/38	8
34	Series 2008-10, Class XI, IF, IO, 5.646%, 03/25/38	4
24	Series 2008-16, Class IS, IF, IO, 5.616%, 03/25/38	4
50	Series 2008-28, Class QS, IF, 18.947%, 04/25/38	69
114	Series 2008-46, Class HI, IO, VAR, 1.900%, 06/25/38	7
76	Series 2009-69, Class PO, PO, 09/25/39	70
758	Series 2009-71, Class BC, 4.500%, 09/25/24	811
200	Series 2009-103, Class MB, VAR, 2.945%, 12/25/39	212
1,000	Series 2010-47, Class MB, 5.000%, 09/25/39	1,096
260	Series 2010-71, Class HJ, 5.500%, 07/25/40	286
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,030
348	Series 2011-118, Class MT, 7.000%, 11/25/41	408
313	Series 2011-118, Class NT, 7.000%, 11/25/41	369
206	Series 2012-47, Class HF, VAR, 0.984%, 05/25/27	205
394	Series 2013-101, Class DO, PO, 10/25/43	313
382	Series 2013-128, Class PO, PO, 12/25/43	305
1	Series G-14, Class L, 8.500%, 06/25/21	1
5	Series G-18, Class Z, 8.750%, 06/25/21	5
4	Series G-35, Class M, 8.750%, 10/25/21	5
19	Series G92-35, Class E, 7.500%, 07/25/22	21
1	Series G92-42, Class Z, 7.000%, 07/25/22	1
1	Series G92-44, Class ZQ, 8.000%, 07/25/22	1
15	Series G92-54, Class ZQ, 7.500%, 09/25/22	17
5	Series G93-5, Class Z, 6.500%, 02/25/23	5
9	Series G95-1, Class C, 8.800%, 01/25/25	10
	Federal National Mortgage Association REMIC Trust,
116	Series 2003-W1, Class 1A1, VAR, 5.601%, 12/25/42	127

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
24		Series 2003-W4, Class 2A, VAR, 6.221%, 10/25/42	27
17		Series 2007-W7, Class 1A4, HB, IF, 35.675%, 07/25/37	25
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
1		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
47		Series 300, Class 1, PO, 09/25/24	41
9		Series 329, Class 1, PO, 01/25/33	8
		Federal National Mortgage Association Trust,
51		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	59
164		Series 2005-W3, Class 2AF, VAR, 0.804%, 03/25/45	160
		Government National Mortgage Association,
113		Series 1994-7, Class PQ, 6.500%, 10/16/24	127
15		Series 1999-30, Class S, IF, IO, 8.058%, 08/16/29	3
9		Series 2000-9, Class Z, 8.000%, 06/20/30	10
164		Series 2000-9, Class ZJ, 8.500%, 02/16/30	192
22		Series 2002-31, Class S, IF, IO, 8.158%, 01/16/31	5
69		Series 2002-40, Class UK, 6.500%, 06/20/32	80
65		Series 2002-47, Class PG, 6.500%, 07/16/32	75
80		Series 2002-47, Class PY, 6.000%, 07/20/32	89
80		Series 2002-47, Class ZA, 6.500%, 07/20/32	92
13		Series 2003-24, Class PO, PO, 03/16/33	12
292		Series 2003-40, Class TJ, 6.500%, 03/20/33	330
69		Series 2003-52, Class AP, PO, 06/16/33	58
20		Series 2004-28, Class S, IF, 18.172%, 04/16/34	29
40		Series 2004-71, Class SB, HB, IF, 26.706%, 09/20/34	65
27		Series 2004-73, Class AE, IF, 13.737%, 08/17/34	32
216		Series 2004-90, Class SI, IF, IO, 5.538%, 10/20/34	31
59		Series 2005-68, Class DP, IF, 15.128%, 06/17/35	75
412		Series 2005-68, Class KI, IF, IO, 5.738%, 09/20/35	71
667		Series 2006-38, Class ZK, 6.500%, 08/20/36	771
46		Series 2006-59, Class SD, IF, IO, 6.138%, 10/20/36	7
174		Series 2007-17, Class JI, IF, IO, 6.268%, 04/16/37	33
202		Series 2007-27, Class SA, IF, IO, 5.638%, 05/20/37	35
303		Series 2007-40, Class SB, IF, IO, 6.188%, 07/20/37	51
182		Series 2007-45, Class QA, IF, IO, 6.078%, 07/20/37	33
165		Series 2007-50, Class AI, IF, IO, 6.213%, 08/20/37	24
45		Series 2007-53, Class ES, IF, IO, 5.988%, 09/20/37	8
41		Series 2007-53, Class SW, IF, 18.520%, 09/20/37	57
24		Series 2007-71, Class SB, IF, IO, 6.138%, 07/20/36	1
93		Series 2007-72, Class US, IF, IO, 5.988%, 11/20/37	16
93		Series 2007-76, Class SA, IF, IO, 5.968%, 11/20/37	16
60		Series 2008-33, Class XS, IF, IO, 7.158%, 04/16/38	13
177		Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	32
238		Series 2008-50, Class KB, 6.000%, 06/20/38	267
121		Series 2008-55, Class SA, IF, IO, 5.638%, 06/20/38	22
129		Series 2008-93, Class AS, IF, IO, 5.138%, 12/20/38	18
38		Series 2009-6, Class SA, IF, IO, 5.558%, 02/16/39	7
58		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	15
186		Series 2009-22, Class SA, IF, IO, 5.708%, 04/20/39	27
161		Series 2009-31, Class TS, IF, IO, 5.738%, 03/20/39	18
163		Series 2009-79, Class OK, PO, 11/16/37	150

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
997		Series 2009-92, Class ZC, 5.000%, 10/20/39	1,129
315		Series 2009-106, Class ST, IF, IO, 5.438%, 02/20/38	54
70		Series 2010-14, Class AO, PO, 12/20/32	67
1,000		Series 2010-105, Class B, 5.000%, 08/20/40	1,109
106		Series 2010-130, Class CP, 7.000%, 10/16/40	123
373		Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	416
327		Series 2012-H21, Class DF, VAR, 1.181%, 05/20/61	328
153		Series 2012-H24, Class FA, VAR, 0.981%, 03/20/60	153
342		Series 2012-H26, Class MA, VAR, 1.081%, 07/20/62	341
702		Series 2012-H29, Class FA, VAR, 1.046%, 10/20/62	699
635		Series 2013-91, Class WA, VAR, 4.502%, 04/20/43	672
102		Series 2013-H03, Class FA, VAR, 0.831%, 08/20/60	102
461		Series 2013-H07, Class JA, 1.750%, 03/20/63	460
819		Series 2014-H15, Class FA, VAR, 1.031%, 07/20/64	812
725		Series 2014-H17, Class FC, VAR, 1.031%, 07/20/64	719
723		Series 2015-H15, Class FJ, VAR, 0.971%, 06/20/65	715
666		Series 2015-H18, Class FA, VAR, 0.981%, 06/20/65	660
735		Series 2015-H20, Class FA, VAR, 1.001%, 08/20/65	728
800		Series 2015-H26, Class FG, VAR, 1.051%, 10/20/65	794
65		NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	65
		Vendee Mortgage Trust,
318		Series 1993-1, Class ZB, 7.250%, 02/15/23	352
165		Series 1994-1, Class 1, VAR, 5.509%, 02/15/24	177
246		Series 1996-1, Class 1Z, 6.750%, 02/15/26	279
79		Series 1996-2, Class 1Z, 6.750%, 06/15/26	89
321		Series 1997-1, Class 2Z, 7.500%, 02/15/27	369
79		Series 1998-1, Class 2E, 7.000%, 03/15/28	93

			45,489

		Non-Agency CMO — 3.3%
382		Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	382
182		Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	182
		Alternative Loan Trust,
1,334		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,326
209		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	194
157		Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	158
		ASG Resecuritization Trust,
19		Series 2009-1, Class A60, VAR, 2.565%, 06/26/37 (e)	18
120		Series 2009-3, Class A65, VAR, 2.450%, 03/26/37 (e)	120
25		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	20
22		Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	18
–	(h)	Banc of America Mortgage Trust, Series 2004-1, Class APO, PO, 02/25/34	—	(h)
		BCAP LLC Trust,
222		Series 2010-RR7, Class 2A1, VAR, 2.625%, 07/26/45 (e)	221
86		Series 2011-RR10, Class 2A1, VAR, 1.399%, 09/26/37 (e)	83
66		Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	66
		CHL Mortgage Pass-Through Trust,
45		Series 2004-5, Class 1A4, 5.500%, 06/25/34	47
21		Series 2004-HYB3, Class 2A, VAR, 2.771%, 06/20/34	20
208		Series 2005-22, Class 2A1, VAR, 3.159%, 11/25/35	171
		Citigroup Global Markets Mortgage Securities VII, Inc.,
36		Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	36

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1	Series 2003-UP2, Class PO1, PO, 12/25/18	1
	Citigroup Mortgage Loan Trust,
54	Series 2008-AR4, Class 1A1A, VAR, 2.996%, 11/25/38 (e)	53
17	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	17
19	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	19
	Citigroup Mortgage Loan Trust, Inc.,
8	Series 2003-UP3, Class A3, 7.000%, 09/25/33	8
12	Series 2003-UST1, Class A1, 5.500%, 12/25/18	12
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
1	Series 2003-UST1, Class PO3, PO, 12/25/18	1
10	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	10
	CSMC,
263	Series 2010-11R, Class A6, VAR, 1.603%, 06/28/47 (e)	261
26	Series 2011-16R, Class 7A3, VAR, 2.863%, 12/27/36 (e)	26
76	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 4.965%, 06/25/20	76
3	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	3
	First Horizon Mortgage Pass-Through Trust,
85	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	85
76	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	75
149	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	140
42	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
418	Series 2003-A1, Class 1A1, VAR, 2.639%, 10/25/33	408
39	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	39
137	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	139
	MASTR Adjustable Rate Mortgages Trust,
35	Series 2004-3, Class 4A2, VAR, 2.705%, 04/25/34	33
116	Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	118
	MASTR Alternative Loan Trust,
119	Series 2003-9, Class 8A1, 6.000%, 01/25/34	123
244	Series 2004-4, Class 10A1, 5.000%, 05/25/24	253
18	Series 2004-7, Class 30PO, PO, 08/25/34	14
11	Series 2004-10, Class 1A1, 4.500%, 09/25/19	11
61	Series 2005-6, Class 3A1, 5.500%, 11/25/20	59
	MASTR Asset Securitization Trust,
10	Series 2003-2, Class 1A1, 5.000%, 03/25/18	10
3	Series 2004-8, Class PO, PO, 08/25/19	3
22	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	18
	Merrill Lynch Mortgage Investors Trust,
211	Series 2003-E, Class A1, VAR, 1.212%, 10/25/28	201
73	Series 2004-A, Class A1, VAR, 1.052%, 04/25/29	69
32	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.232%, 02/25/35	31
51	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	51
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
28	Series 2003-A1, Class A1, 5.500%, 05/25/33	28
19	Series 2003-A1, Class A2, 6.000%, 05/25/33	20
7	Series 2003-A1, Class A5, 7.000%, 04/25/33	7
	RALI Trust,
12	Series 2002-QS8, Class A5, 6.250%, 06/25/17	12
4	Series 2002-QS16, Class A3, IF, 15.385%, 10/25/17	4

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
8	Series 2003-QS3, Class A2, IF, 15.198%, 02/25/18	9
36	Series 2003-QS9, Class A3, IF, IO, 6.958%, 05/25/18	1
54	Series 2004-QS3, Class CB, 5.000%, 03/25/19	54
83	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	68
4	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	4
	Springleaf Mortgage Loan Trust,
119	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	118
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126
112	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	112
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	305
77	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	78
30	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	30
	WaMu Mortgage Pass-Through Certificates Trust,
7	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	7
95	Series 2003-AR5, Class A7, VAR, 2.834%, 06/25/33	96
48	Series 2004-AR3, Class A2, VAR, 2.792%, 06/25/34	48
194	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	179
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
27	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	28
4	Series 2003-MS7, Class P, PO, 03/25/33	4
	Wells Fargo Mortgage-Backed Securities Trust,
34	Series 2003-K, Class 1A1, VAR, 2.903%, 11/25/33	34
58	Series 2004-EE, Class 3A1, VAR, 3.185%, 12/25/34	60
179	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	184
282	Series 2005-AR3, Class 1A1, VAR, 3.075%, 03/25/35	288

		7,361

	Total Collateralized Mortgage Obligations (Cost $51,257)	52,850

Commercial Mortgage-Backed Securities — 2.1%
143	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	143
	A10 Term Asset Financing LLC,
132	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	131
8	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	8
250	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	255
22	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	22
5,021	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.554%, 12/11/49 (e)	2
	COMM Mortgage Trust,
132	Series 2014-PAT, Class A, VAR, 1.338%, 08/13/27 (e)	132
400	Series 2014-TWC, Class A, VAR, 1.388%, 02/13/32 (e)	400
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	293
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
647	Series KF12, Class A, VAR, 1.292%, 09/25/22	648
500	Series KSMC, Class A2, 2.615%, 01/25/23	505
66	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	65
99	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.592%, 08/25/29 (e)	99
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	345

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
100	Series 2015-2, Class C, VAR, 3.800%, 07/14/34 (e)	98
100	Series 2015-2, Class D, VAR, 4.550%, 07/14/34 (e)	97
	RAIT Trust,
48	Series 2014-FL3, Class A, VAR, 1.788%, 12/15/31 (e)	48
168	Series 2015-FL4, Class A, VAR, 1.888%, 12/15/31 (e)	168
250	Series 2015-FL5, Class B, VAR, 4.438%, 01/15/31 (e)	251
	Resource Capital Corp., Ltd., (Cayman Islands),
102	Series 2015-CRE4, Class A, VAR, 1.955%, 08/15/32 (e)	101
153	Series 2015-CRE4, Class B, VAR, 3.535%, 08/15/32 (e)	144
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	119
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	527

	Total Commercial Mortgage-Backed Securities (Cost $4,699)	4,710

Corporate Bonds — 20.2%
	Consumer Discretionary — 1.1%
	Automobiles — 0.0% (g)
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73

	Internet & Direct Marketing Retail — 0.1%
197	Amazon.com, Inc., 3.800%, 12/05/24	206

	Media — 0.8%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	108
100	7.700%, 10/30/25	130
208	CBS Corp., 4.000%, 01/15/26	212
80	Comcast Corp., 3.375%, 08/15/25	81
78	Discovery Communications LLC, 4.375%, 06/15/21	82
200	NBCUniversal Media LLC, 2.875%, 01/15/23	200
	Time Warner Cable LLC,
57	5.850%, 05/01/17	58
50	6.750%, 07/01/18	54
150	8.250%, 04/01/19	169
35	8.750%, 02/14/19	40
100	Time Warner Cos., Inc., 7.570%, 02/01/24	123
300	Time Warner, Inc., 3.600%, 07/15/25	296
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	99
11	3.250%, 03/15/23	11
43	3.875%, 04/01/24	43

		1,743

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
62	2.875%, 02/15/23	59
49	4.375%, 09/01/23	50
35	Nordstrom, Inc., 4.000%, 10/15/21	37

		146

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	32
67	Home Depot, Inc. (The), 2.625%, 06/01/22	67
119	Lowe’s Cos., Inc., 3.375%, 09/15/25	121

		220

	Total Consumer Discretionary	2,388

	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	78
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	155
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	77
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30

		340

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	85
49	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	56
	Kroger Co. (The),
90	4.000%, 02/01/24	94
30	6.150%, 01/15/20	33
100	Sysco Corp., 3.750%, 10/01/25	101
185	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	183

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
		552

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	155
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	14
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	103
106	4.307%, 05/14/21 (e)	113
	Kraft Heinz Foods Co.,
30	3.500%, 06/06/22	31
66	5.000%, 07/15/35	69
22	5.375%, 02/10/20	24
92	Mead Johnson Nutrition Co., 4.125%, 11/15/25	94
73	Tyson Foods, Inc., 3.950%, 08/15/24	75

		678

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
46	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	53

		73

	Total Consumer Staples	1,643

	Energy — 2.7%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	108
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	29
30	5.000%, 09/15/20	30
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48

		230

	Oil, Gas & Consumable Fuels — 2.6%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	27
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	29
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
60	3.506%, 03/17/25	60
166	3.814%, 02/10/24	172
	Buckeye Partners LP,
30	4.350%, 10/15/24	30
40	4.875%, 02/01/21	43
25	5.850%, 11/15/43	25
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	24
150	5.900%, 02/01/18	157
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	205
191	ConocoPhillips Co., 4.200%, 03/15/21	203
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	52
80	Encana Corp., (Canada), 6.500%, 05/15/19	86
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	86
91	4.050%, 03/15/25	88
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	208
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	70
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	498
37	3.750%, 02/15/25	37
49	3.900%, 02/15/24	50
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	105
300	4.150%, 01/15/26	312
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	250
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	55
175	Marathon Oil Corp., 6.000%, 10/01/17	181
67	Marathon Petroleum Corp., 3.625%, 09/15/24	64
36	Noble Energy, Inc., 5.625%, 05/01/21	37
91	Occidental Petroleum Corp., 3.500%, 06/15/25	92
	ONEOK Partners LP,
40	3.200%, 09/15/18	41
12	3.375%, 10/01/22	12
200	4.900%, 03/15/25	211
28	5.000%, 09/15/23	29

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
97	Petro-Canada, (Canada), 6.050%, 05/15/18	103
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25	52
69	4.875%, 01/18/24	64
149	6.375%, 02/04/21 (e)	157
43	Phillips 66, 2.950%, 05/01/17	43
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	59
100	3.600%, 11/01/24	95
250	4.650%, 10/15/25	251
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	211
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	159
50	8.000%, 10/01/19	57
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	80
63	3.500%, 03/15/25	61
67	Statoil ASA, (Norway), 1.150%, 05/15/18	67
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	190
	Total Capital International S.A., (France),
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	178
100	6.500%, 08/15/18	107
30	7.125%, 01/15/19	33

		5,768

	Total Energy	5,998

	Financials — 8.0%
	Banks — 3.5%
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	202
	Bank of America Corp.,
150	3.300%, 01/11/23	150
485	3.875%, 08/01/25	493
42	4.125%, 01/22/24	44
100	5.000%, 05/13/21	109
130	5.625%, 07/01/20	143
200	Series L, 2.250%, 04/21/20	198
154	Series L, 3.950%, 04/21/25	152
317	Barclays plc, (United Kingdom), 3.200%, 08/10/21	312
100	BB&T Corp., 5.250%, 11/01/19	108
300	Capital One Bank USA N.A., 3.375%, 02/15/23	298
	Citigroup, Inc.,
106	1.800%, 02/05/18	106
82	2.150%, 07/30/18	82
350	2.400%, 02/18/20	349
115	5.500%, 09/13/25	126
16	Comerica, Inc., 3.800%, 07/22/26	16
201	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	205
	Cooperatieve Rabobank UA, (Netherlands),
34	3.375%, 01/19/17	34
118	3.875%, 02/08/22	125
250	4.375%, 08/04/25	254
250	Discover Bank, 3.100%, 06/04/20	253
146	Fifth Third Bancorp, 2.875%, 07/27/20	147
	HSBC Holdings plc, (United Kingdom),
200	4.250%, 08/18/25	199
300	4.875%, 01/14/22	322
250	Huntington National Bank (The), 2.875%, 08/20/20	253
	KeyCorp,
56	2.900%, 09/15/20	56
50	5.100%, 03/24/21	55
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	315
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	202
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
	PNC Financial Services Group, Inc. (The),
133	4.375%, 08/11/20	142
115	5.625%, 02/01/17	116
107	Regions Financial Corp., 3.200%, 02/08/21	109
77	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	76
233	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	234
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	249

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	205
104	Toronto-Dominion Bank (The), (Canada), 2.250%, 11/05/19	105
250	U.S. Bank N.A., 2.800%, 01/27/25	245
	Wells Fargo & Co.,
99	3.000%, 02/19/25	96
51	4.300%, 07/22/27	52
237	4.480%, 01/16/24	249
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	260
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	306

		7,788

	Capital Markets — 2.2%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	126
	Bank of New York Mellon Corp. (The),
150	3.250%, 09/11/24	151
75	4.600%, 01/15/20	80
100	Series 0012, 3.650%, 02/04/24	104
160	BlackRock, Inc., 4.250%, 05/24/21	173
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	169
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	315
38	2.950%, 08/20/20	37
62	3.375%, 05/12/21	60
	Goldman Sachs Group, Inc. (The),
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
117	2.750%, 09/15/20	118
137	3.750%, 05/22/25	138
120	4.000%, 03/03/24	124
80	5.750%, 01/24/22	90
250	7.500%, 02/15/19	278
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	93
	Invesco Finance plc, (United Kingdom),
125	3.750%, 01/15/26	127
71	4.000%, 01/30/24	74
	Jefferies Group LLC,
150	5.125%, 04/13/18	155
125	6.875%, 04/15/21	142
111	Legg Mason, Inc., 4.750%, 03/15/26	115
	Macquarie Bank Ltd., (Australia),
65	2.600%, 06/24/19 (e)	65
100	2.850%, 07/29/20 (e)	101
300	3.900%, 01/15/26 (e)	306
100	4.000%, 07/29/25 (e)	102
40	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	44
	Morgan Stanley,
83	3.700%, 10/23/24	84
330	4.000%, 07/23/25	337
155	5.000%, 11/24/25	166
166	5.500%, 07/24/20	182
100	5.500%, 07/28/21	111
100	5.750%, 01/25/21	111
100	6.625%, 04/01/18	106
100	7.300%, 05/13/19	112
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	94
36	State Street Corp., 3.100%, 05/15/23	36
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	34
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	109
60	4.700%, 10/15/19	64

		5,091

	Consumer Finance — 0.8%
	American Express Credit Corp.,
139	1.875%, 11/05/18	139
95	2.250%, 05/05/21	94
	Capital One Financial Corp.,
125	3.200%, 02/05/25	121
110	3.500%, 06/15/23	110
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	59
65	7.050%, 10/01/18	71
	Ford Motor Credit Co. LLC,
250	3.157%, 08/04/20	251
200	4.250%, 09/20/22	207
130	General Motors Financial Co., Inc., 3.100%, 01/15/19	131
	HSBC USA, Inc.,
180	2.350%, 03/05/20	178

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
296	2.750%, 08/07/20	296
	John Deere Capital Corp.,
33	3.150%, 10/15/21	34
50	Series 0014, 2.450%, 09/11/20	50
66	PACCAR Financial Corp., 1.600%, 03/15/17	66

		1,807

	Diversified Financial Services — 0.6%
98	Berkshire Hathaway, Inc., 2.750%, 03/15/23	97
349	GE Capital International Funding Co., Unlimited Co., (Ireland), 2.342%, 11/15/20	349
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	516
200	Series KK, 3.550%, 01/15/24	213
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
100	3.250%, 05/11/25	100

		1,317

	Insurance — 0.9%
61	Allstate Corp. (The), 3.150%, 06/15/23	62
161	American International Group, Inc., 3.750%, 07/10/25	162
143	Aon plc, (United Kingdom), 3.875%, 12/15/25	146
65	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	65
	Chubb INA Holdings, Inc.,
200	2.700%, 03/13/23	198
130	2.875%, 11/03/22	131
	CNA Financial Corp.,
52	3.950%, 05/15/24	53
38	4.500%, 03/01/26	39
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	83
35	Lincoln National Corp., 4.200%, 03/15/22	37
300	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	313
50	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	51
100	Metropolitan Life Global Funding I, 3.875%, 04/11/22 (e)	106
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	153
106	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	195
90	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	91

		1,992

	Total Financials	17,995

	Health Care — 1.1%
	Biotechnology — 0.4%
	AbbVie, Inc.,
127	2.500%, 05/14/20	126
87	2.900%, 11/06/22	86
35	3.200%, 11/06/22	35
	Amgen, Inc.,
44	2.125%, 05/01/20	44
40	5.700%, 02/01/19	43
75	Baxalta, Inc., 3.600%, 06/23/22	76
184	Biogen, Inc., 3.625%, 09/15/22	190
	Celgene Corp.,
98	3.250%, 08/15/22	99
161	3.625%, 05/15/24	162
	Gilead Sciences, Inc.,
59	2.500%, 09/01/23	57
57	3.650%, 03/01/26	57

		975

	Health Care Equipment & Supplies — 0.1%
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43
84	Danaher Corp., 2.400%, 09/15/20	84

		127

	Health Care Providers & Services — 0.4%
	Anthem, Inc.,
93	2.300%, 07/15/18	93
115	3.125%, 05/15/22	115
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	46
49	3.750%, 09/15/25	50
72	Express Scripts Holding Co., 3.500%, 06/15/24	71
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	215
	UnitedHealth Group, Inc.,
91	1.700%, 02/15/19	91
112	3.375%, 11/15/21	117

		798

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
35	3.150%, 01/15/23	35
22	3.600%, 08/15/21	23
34	4.150%, 02/01/24	35

		93

	Pharmaceuticals — 0.2%
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	260
69	5.000%, 12/15/21 (e)	74
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	64
62	2.400%, 09/15/22	62
30	3.700%, 02/10/45	28

		563

	Total Health Care	2,556

	Industrials — 1.7%
	Aerospace & Defense — 0.2%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	43
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	70
70	6.375%, 06/01/19 (e)	76
74	Lockheed Martin Corp., 3.100%, 01/15/23	75
140	Precision Castparts Corp., 3.250%, 06/15/25	141

		405

	Air Freight & Logistics — 0.3%
473	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	524
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	137

		661

	Airlines — 0.1%
160	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	171
20	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	21
36	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	38

		230

	Building Products — 0.1%
99	Johnson Controls, Inc., 3.750%, 12/01/21	103
	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.600%, 03/15/18	52

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	53

		80

	Industrial Conglomerates — 0.3%
	General Electric Co.,
200	3.100%, 01/09/23	203
175	3.375%, 03/11/24	181
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	159
98	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	99
62	Roper Technologies, Inc., 3.000%, 12/15/20	63
32	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	33

		774

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	89
25	Parker-Hannifin Corp., 5.500%, 05/15/18	27

		221

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	105
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
50	CSX Corp., 7.900%, 05/01/17	52

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	29
48	5.250%, 10/01/20 (e)	52
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	142
50	7.700%, 05/15/17	51
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	142
	Ryder System, Inc.,
23	2.500%, 03/01/17	23
25	2.500%, 03/01/18	25
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	87
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	79

		1,046

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	58

	Total Industrials	3,775

	Information Technology — 0.7%
	Communications Equipment — 0.0% (g)
44	Cisco Systems, Inc., 2.950%, 02/28/26	43

		—
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	107
63	7.500%, 01/15/27	75

		230

	IT Services — 0.2%
90	Total System Services, Inc., 3.750%, 06/01/23	90
236	Xerox Corp., 5.625%, 12/15/19	253

		343

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.700%, 07/29/25	136
30	National Semiconductor Corp., 6.600%, 06/15/17	31
73	Texas Instruments, Inc., 1.650%, 08/03/19	73

		240

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	26
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	33
50	2.375%, 02/12/22	50
200	Oracle Corp., 3.625%, 07/15/23	208

		340

	Technology Hardware, Storage & Peripherals — 0.2%
199	Apple, Inc., 2.400%, 05/03/23	194
	HP, Inc.,
118	4.375%, 09/15/21	124
45	4.650%, 12/09/21	48

		366

	Total Information Technology	1,562

	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	44
100	4.125%, 03/15/35	91
125	CF Industries, Inc., 7.125%, 05/01/20	135
	Dow Chemical Co. (The),
59	3.000%, 11/15/22	59
100	3.500%, 10/01/24	101
60	4.125%, 11/15/21	64
20	8.550%, 05/15/19	23
88	Ecolab, Inc., 3.250%, 01/14/23	89
246	Mosaic Co. (The), 4.250%, 11/15/23	245
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	25
41	Praxair, Inc., 2.650%, 02/05/25	40
150	Union Carbide Corp., 7.500%, 06/01/25	182

		1,098

	Construction Materials — 0.1%
200	CRH America, Inc., 3.875%, 05/18/25 (e)	204

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	100
100	5.400%, 03/29/17	102
100	6.500%, 04/01/19	110

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	128
107	3.875%, 03/15/23	100
27	Nucor Corp., 4.000%, 08/01/23	28

		568

	Total Materials	1,870

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	American Tower Corp.,
80	3.500%, 01/31/23	80
38	5.000%, 02/15/24	41
	American Tower Trust #1,
45	1.551%, 03/15/18 (e)	45
200	3.070%, 03/15/23 (e)	197
125	Equity Commonwealth, 5.875%, 09/15/20	134
255	ERP Operating LP, 4.625%, 12/15/21	277
	HCP, Inc.,
38	3.400%, 02/01/25	36
115	3.875%, 08/15/24	114
17	4.200%, 03/01/24	17
90	4.250%, 11/15/23	92
	Prologis LP,
38	3.750%, 11/01/25	39
53	4.250%, 08/15/23	57
50	Realty Income Corp., 3.875%, 07/15/24	51
	Simon Property Group LP,
62	3.375%, 10/01/24	63
38	3.750%, 02/01/24	39
81	4.125%, 12/01/21	87
	Ventas Realty LP,
27	3.500%, 02/01/25	27
44	3.750%, 05/01/24	44
62	4.125%, 01/15/26	63
73	Welltower, Inc., 4.500%, 01/15/24	77

	Total Real Estate	1,580

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
28	3.400%, 05/15/25	27
50	3.600%, 02/17/23	50
353	3.800%, 03/15/22	360
25	3.875%, 08/15/21	26
26	3.950%, 01/15/25	26
150	4.600%, 02/15/21	159
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	442
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	104
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	171
202	3.482%, 06/16/25 (e)	208
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	160
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	33
	Verizon Communications, Inc.,
156	4.150%, 03/15/24	163
401	5.150%, 09/15/23	444

		2,400

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	168
	Vodafone Group plc, (United Kingdom),
151	1.500%, 02/19/18	151
49	1.625%, 03/20/17	49

		368

	Total Telecommunication Services	2,768

	Utilities — 1.5%
	Electric Utilities — 0.9%
27	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	53
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	32
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	63
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	40
106	3.250%, 08/15/25	108
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	107

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
186	Entergy Mississippi, Inc., 2.850%, 06/01/28	177
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	28
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	67
27	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	27
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	28
40	4.881%, 08/15/19 (e)	43
25	Ohio Power Co., 6.050%, 05/01/18	26
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	54
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	68
50	3.250%, 06/15/23	51
125	5.625%, 11/30/17	130
	PacifiCorp,
140	3.600%, 04/01/24	145
60	5.650%, 07/15/18	64
75	PECO Energy Co., 5.350%, 03/01/18	79
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
46	Southern California Edison Co., 1.845%, 02/01/22	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	34
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
40	Series A, 6.000%, 05/15/37	49

		1,896

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	34
50	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	53

		87

	Independent Power & Renewable Electricity Producers — 0.2%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	45
31	4.000%, 10/01/20	32
41	4.250%, 06/15/22	43
37	PSEG Power LLC, 4.300%, 11/15/23	38
317	Southern Power Co., 4.150%, 12/01/25	327

		485

	Multi-Utilities — 0.3%
50	Consumers Energy Co., 5.650%, 04/15/20	55
79	DTE Energy Co., 3.300%, 06/15/22	81
200	NiSource Finance Corp., 3.850%, 02/15/23	206
	Sempra Energy,
48	4.050%, 12/01/23	50
150	9.800%, 02/15/19	175
94	Southern Co. Gas Capital Corp., 3.500%, 09/15/21	97
87	WEC Energy Group, Inc., 3.550%, 06/15/25	88

		752

	Water Utilities — 0.1%
122	American Water Capital Corp., 3.400%, 03/01/25	125

	Total Utilities	3,345

	Total Corporate Bonds (Cost $44,491)	45,480

Foreign Government Securities — 1.8%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	820
1,000	Series 7-Z, Zero Coupon, 08/15/25	769
1,000	Series 8-Z, Zero Coupon, 08/15/24	806
1,000	Series 8-Z, Zero Coupon, 02/15/25	783
	Republic of Poland, (Poland),
125	3.250%, 04/06/26	121
92	4.000%, 01/22/24	95
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	247
250	3.600%, 01/30/25	239
116	4.000%, 10/02/23	116

	Total Foreign Government Securities (Cost $3,999)	3,996

Mortgage Pass-Through Securities — 13.2%
	Federal Home Loan Mortgage Corp.,
21	ARM, 2.591%, 01/01/27	22
11	ARM, 2.625%, 07/01/26	11
159	ARM, 2.637%, 08/01/36	166
145	ARM, 2.882%, 03/01/37	151
41	ARM, 2.915%, 01/01/37	42

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
182		ARM, 2.991%, 12/01/34	194
100		ARM, 3.005%, 09/01/36	106
51		ARM, 3.015%, 11/01/36	55
81		ARM, 3.024%, 09/01/36	86
169		ARM, 3.068%, 06/01/36	179
128		ARM, 3.104%, 04/01/38	137
77		ARM, 3.258%, 02/01/37	82
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
30		4.000%, 06/01/19	31
4		4.500%, 10/01/18	4
–	(h)	5.500%, 06/01/17	—	(h)
2		6.000%, 04/01/18	3
33		6.500%, 02/01/19 - 03/01/22	34
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5		6.000%, 12/01/22	5
17		6.500%, 08/01/26	20
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
43		6.000%, 01/01/34	50
41		7.000%, 04/01/26 - 02/01/37	48
4		7.500%, 08/01/25	5
4		8.000%, 07/01/20 - 11/01/24	5
12		8.500%, 07/01/28	14
113		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	123
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,139		3.500%, 05/01/33 - 05/01/43	2,212
360		4.000%, 06/01/42	382
71		6.000%, 02/01/33	79
		Federal National Mortgage Association,
1		ARM, 2.282%, 03/01/19	1
44		ARM, 2.405%, 02/01/37	46
62		ARM, 2.483%, 02/01/35	65
130		ARM, 2.486%, 02/01/35	136
174		ARM, 2.487%, 01/01/35	185
6		ARM, 2.517%, 09/01/27	6
122		ARM, 2.531%, 09/01/35	128
93		ARM, 2.633%, 01/01/35	97
54		ARM, 2.635%, 08/01/35	57
109		ARM, 2.666%, 08/01/34	115
93		ARM, 2.758%, 04/01/33	98
75		ARM, 2.767%, 04/01/35	79
131		ARM, 2.787%, 09/01/34	138
86		ARM, 2.826%, 09/01/36	91
107		ARM, 2.866%, 09/01/35	112
–	(h)	ARM, 2.875%, 08/01/19	—	(h)
95		ARM, 2.905%, 10/01/34	100
177		ARM, 2.908%, 02/01/37	187
65		ARM, 2.989%, 11/01/33	69
58		ARM, 2.990%, 08/01/36	61
92		ARM, 3.066%, 07/01/46	97
113		ARM, 3.100%, 09/01/33	121
176		ARM, 3.464%, 02/01/36	186
4		ARM, 3.899%, 03/01/29	4
		Federal National Mortgage Association, 15 Year, Single Family,
14		4.000%, 05/01/19	15
70		4.500%, 05/01/18 - 05/01/19	72
95		5.000%, 06/01/18 - 04/01/19	97
47		5.500%, 01/01/20 - 06/01/20	48
131		6.000%, 03/01/21 - 01/01/24	140
10		6.500%, 03/01/17 - 08/01/20	11
53		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 05/01/22	60
		Federal National Mortgage Association, 30 Year, FHA/VA,
12		6.000%, 09/01/33	13
17		6.500%, 03/01/29	20
4		8.500%, 02/01/30	4
1		9.500%, 12/01/18	1
		Federal National Mortgage Association, 30 Year, Single Family,
1,399		3.500%, 06/01/43	1,441
42		4.500%, 08/01/33	45
650		5.000%, 07/01/33 - 08/01/40	721
68		5.500%, 12/01/33	79
298		6.000%, 12/01/32 - 09/01/37	342
26		6.500%, 08/01/31	30
3		7.000%, 09/01/27 - 08/01/32	4
7		7.500%, 11/01/22 - 10/01/24	8
269		8.000%, 03/01/21 - 11/01/32	325
4		8.500%, 07/01/24 - 05/01/25	5
1		10.000%, 02/01/24	1
		Federal National Mortgage Association, Other,
977		ARM, 1.321%, 12/01/25	976
964		2.220%, 12/01/22	958
483		2.240%, 12/01/22	480
639		2.395%, 01/01/22	645

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,000		2.760%, 05/01/21	1,026
1,773		2.766%, 06/01/23	1,802
1,000		2.790%, 05/01/27	988
1,000		3.030%, 04/01/27	1,009
1,500		3.100%, 09/01/25	1,534
1,000		3.110%, 12/01/24	1,027
1,000		3.240%, 12/01/26	1,025
1,000		3.290%, 08/01/26	1,032
500		3.340%, 02/01/27	517
1,000		3.380%, 12/01/23	1,047
1,486		3.760%, 10/01/23 - 11/01/23	1,590
670		4.000%, 07/01/42	711
333		4.263%, 06/01/21	357
760		4.300%, 04/01/21	823
480		4.390%, 05/01/21	521
37		5.500%, 04/01/38	39
72		6.000%, 03/01/37	82
		Government National Mortgage Association II, 30 Year, Single Family,
173		6.000%, 03/20/28 - 09/20/38	197
8		7.500%, 02/20/28 - 09/20/28	10
22		8.000%, 12/20/25 - 08/20/28	25
13		8.500%, 03/20/25 - 05/20/25	15
1		Government National Mortgage Association, 15 Year, Single Family, 6.000%, 10/15/17	1
		Government National Mortgage Association, 30 Year, Single Family,
192		6.000%, 11/15/28 - 12/15/38	219
197		6.500%, 01/15/24 - 12/15/35	228
189		7.000%, 08/15/23 - 06/15/35	216
14		7.500%, 11/15/22 - 09/15/28	15
2		8.000%, 07/15/22 - 08/15/28	2
–	(h)	8.500%, 11/15/17	—	(h)
3		9.000%, 02/15/20 - 11/15/24	3
39		9.500%, 09/15/18 - 12/15/25	42
553		Government National Mortgage Association, Other, 3.500%, 11/20/33	579

		Total Mortgage Pass-Through Securities (Cost $28,928)	29,648

Supranational — 0.1%
150		African Development Bank, 8.800%, 09/01/19 (Cost $173)	178

U.S. Government Agency Securities — 3.2%
		Federal National Mortgage Association,
1,000		Zero Coupon, 06/01/17	996
800		5.000%, 05/11/17	815
1,440		Financing Corp. STRIPS, 1.591%, 05/11/18 (n)	1,415
		Residual Funding Corp. STRIPS,
330		1.203%, 01/15/21 (n)	304
250		1.576%, 10/15/19 (n)	239
1,950		1.880%, 07/15/20 (n)	1,824
		Resolution Funding Corp. Interest STRIPS,
90		0.000%, 01/15/26 (n)	70
80		4.618%, 10/15/25 (n)	63
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,029
333		Tennessee Valley Authority STRIPS, 4.435%, 05/01/19 (n)	319

		Total U.S. Government Agency Securities (Cost $7,041)	7,074

U.S. Treasury Obligations — 19.0%
		U.S. Treasury Coupon STRIPS,
2,650		1.673%, 11/15/19 (n)	2,539
3,825		2.056%, 08/15/23 (n)	3,294
200		2.124%, 05/15/24 (n)	168
2,150		2.213%, 11/15/23 (n)	1,836
200		2.246%, 05/15/26 (n)	157
3,000		2.316%, 02/15/24 (n)	2,542
10		2.361%, 05/15/28 (n)	7
300		2.521%, 02/15/27 (n)	231
750		2.538%, 05/15/23 (n)	650
2,400		2.606%, 02/15/22 (n)	2,161
1,300		2.671%, 11/15/22 (n)	1,145
5,495		2.753%, 02/15/23 (n)	4,807
200		2.757%, 05/15/25 (n)	163
53		2.846%, 02/15/28 (n)	39
200		2.998%, 08/15/28 (n)	146
1,224		3.108%, 02/15/17 (n)	1,223
47		3.241%, 08/15/26 (n)	37
300		3.418%, 11/15/26 (n)	233
100		3.569%, 08/15/27 (n)	76
140		3.662%, 11/15/27 (n)	105
1,525		3.721%, 11/15/21 (n)	1,384
		U.S. Treasury Notes,
3,000		1.250%, 12/15/18	3,006
2,000		1.750%, 05/15/22	1,974

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
14,400	2.000%, 08/15/25	13,984
700	2.375%, 08/15/24	704

	Total U.S. Treasury Obligations (Cost $43,407)	42,611

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
2,751	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $2,751)	2,751

	Total Investments — 99.6% (Cost $220,993)	223,650
	Other Assets in Excess of Liabilities — 0.4%	956

	NET ASSETS — 100.0%	$224,606

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,545
Aggregate gross unrealized depreciation	(1,888)

Net unrealized appreciation/depreciation	$2,657

Federal income tax cost of investments	$220,993

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$26,434	$7,918	$34,352
Collateralized Mortgage Obligations
Agency CMO	—	45,489	—	45,489
Non-Agency CMO	—	6,495	866	7,361

Total Collateralized Mortgage Obligations	—	51,984	866	52,850

Commercial Mortgage-Backed Securities	—	4,019	691	4,710
Corporate Bonds
Consumer Discretionary	—	2,388	—	2,388
Consumer Staples	—	1,643	—	1,643
Energy	—	5,998	—	5,998
Financials	—	17,995	—	17,995
Health Care	—	2,556	—	2,556
Industrials	—	3,775	—	3,775
Information Technology	—	1,562	—	1,562
Materials	—	1,870	—	1,870
Real Estate	—	1,580	—	1,580
Telecommunication Services	—	2,768	—	2,768
Utilities	—	3,345	—	3,345

Total Corporate Bonds	—	45,480	—	45,480

Foreign Government Securities	—	3,996	—	3,996
Mortgage Pass-Through Securities	—	29,648	—	29,648
Supranational	—	178	—	178
U.S. Government Agency Securities	—	7,074	—	7,074
U.S. Treasury Obligations	—	42,611	—	42,611
Short-Term Investment
Investment Company	2,751	—	—	2,751

Total Investments in Securities	$2,751	$211,424	$9,475	$223,650

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Intermediate Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$1,988	$—	$55	$1	$1,034	$(2,042)	$7,245	$(363)	$7,918
Collateralized Mortgage Obligations - Non-Agency CMO	559	—	(25)	26	500	(194)	—	—	866
Commercial Mortgage-Backed Securities	1,129	6	(11)	(32)	—	(401)	—	—	691

	$3,676	$6	$19	$(5)	$1,534	$(2,637)	$7,245	$(363)	$9,475

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $23,000.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,407	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (2.87%)
			Constant Default Rate	0.00% - 50.00% (15.79%)
			Yield (Discount Rate of Cash Flows)	2.33% - 15.00% (4.18%)

Asset-Backed Securities	4,407

	846	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (12.51%)
			Constant Default Rate	0.00% - 7.31% (1.11%)
			Yield (Discount Rate of Cash Flows)	1.53% - 199.00% (5.14%)

Collateralized Mortgage Obligations	846

	197	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (1.25%)
			Yield (Discount Rate of Cash Flows)	1.06% - 7.07% (6.36%)

Commercial Mortgage-Backed Securities	197

Total	$5,450

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $4,025,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 25, 2017